NATIONWIDE VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
27,168 shares (cost $400,179)	$516,471
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
9,552 shares (cost $113,910)	112,139
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,357,949 shares (cost $15,443,499)	15,847,261
VP Inflation Protection Fund - Class I (ACVIP1)
19,074 shares (cost $201,506)	198,941
Growth Fund - Class 1 (AFGF)
157,246 shares (cost $8,521,897)	12,603,246
High-Income Bond Fund - Class 1 (AFHY)
115,912 shares (cost $1,270,006)	1,221,711
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
65,073,498 shares (cost $753,131,532)	798,451,825
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
72,237 shares (cost $872,259)	895,737
Global Allocation V.I. Fund - Class III (MLVGA3)
23,764,987 shares (cost $351,338,504)	336,749,861
Money Market Portfolio(TM) (CHSMM)
8,890,050 shares (cost $8,890,050)	8,890,050
VIP Value Series: Service Class (DWVVLS)
21,593 shares (cost $566,271)	629,647
VIP Small Cap Value Series: Service Class (DWVSVS)
591,074 shares (cost $23,474,524)	23,690,226
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,429,580 shares (cost $157,139,620)	244,276,807
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,761,645 shares (cost $117,037,272)	169,386,875
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
992,902 shares (cost $24,918,165)	45,643,691
Floating-Rate Income Fund (ETVFR)
2,274,362 shares (cost $21,231,554)	20,901,389
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
34,273 shares (cost $632,778)	667,305
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
562,697 shares (cost $6,428,003)	6,651,079
VA International Equity Fund (HVIE)
938,298 shares (cost $13,859,621)	14,796,957
VA Situs Fund (HVSIT)
1,541,948 shares (cost $30,685,737)	34,123,319
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
913,773 shares (cost $13,335,999)	12,646,615
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,752,498 shares (cost $15,692,493)	21,539,336
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
17,061 shares (cost $215,632)	209,848
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,405,999 shares (cost $12,423,998)	16,042,445
Balanced Portfolio: Service Shares (JABS)
342,220 shares (cost $9,734,810)	11,282,997
Enterprise Portfolio: Service Shares (JAMGS)
2,230 shares (cost $123,374)	132,141

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Forty Portfolio: Service Shares (JACAS)
3,816,014 shares (cost $136,541,402)	149,625,911
Global Technology Portfolio: Service Shares (JAGTS)
4,313,726 shares (cost $31,958,588)	36,925,493
Overseas Portfolio: Service Shares (JAIGS)
2,021,051 shares (cost $78,701,244)	63,764,148
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
636,159 shares (cost $14,374,054)	12,697,740
Investors Growth Stock Series - Service Class (MIGSC)
484,385 shares (cost $5,168,840)	7,570,943
New Discovery Series - Service Class (MNDSC)
1,413,055 shares (cost $24,894,239)	21,619,748
Utilities Series - Service Class (MVUSC)
3,362 shares (cost $113,634)	112,563
Value Series - Service Class (MVFSC)
19,186,755 shares (cost $226,166,182)	384,694,430
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
7,871,174 shares (cost $142,695,625)	168,757,961
Core Plus Fixed Income Portfolio - Class I (MSVFI)
239,963 shares (cost $2,532,448)	2,562,806
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,410,250 shares (cost $14,019,033)	15,019,168
Emerging Markets Debt Portfolio - Class I (MSEM)
278,590 shares (cost $2,151,477)	2,214,790
Emerging Markets Debt Portfolio - Class II (MSEMB)
103,279 shares (cost $805,736)	815,907
Global Real Estate Portfolio - Class II (VKVGR2)
26,034 shares (cost $259,871)	275,176
U.S. Real Estate Portfolio - Class I (MSVRE)
1,526 shares (cost $21,527)	30,713
U.S. Real Estate Portfolio - Class II (MSVREB)
205 shares (cost $3,182)	4,108
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
18,801,283 shares (cost $187,221,764)	186,508,730
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2,139,404 shares (cost $21,653,925)	21,714,955
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,933,145 shares (cost $44,100,634)	56,199,062
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,308,278 shares (cost $142,427,269)	177,601,954
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
211,946,706 shares (cost $3,687,581,000)	5,277,472,991
American Funds NVIT Bond Fund - Class II (GVABD2)
152,807,383 shares (cost $1,695,925,948)	1,761,869,129
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
7,211,938 shares (cost $160,088,860)	221,983,447
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,376,614 shares (cost $245,999,922)	367,854,442
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
34,261,476 shares (cost $1,311,719,744)	2,022,454,926
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,018,353 shares (cost $69,847,992)	66,622,046
NVIT Emerging Markets Fund - Class I (GEM)
1,105,199 shares (cost $12,604,402)	12,168,246
NVIT Emerging Markets Fund - Class II (GEM2)
5,508,523 shares (cost $62,563,436)	59,822,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT International Equity Fund - Class I (GIG)
2,176,826 shares (cost $23,380,410)	22,421,308
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
3,690,512 shares (cost $34,516,041)	37,717,035
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,070,536 shares (cost $68,285,056)	81,915,943
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,021,115 shares (cost $28,718,990)	30,362,202
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
162,092 shares (cost $2,313,604)	2,677,762
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,076,507 shares (cost $75,058,362)	149,853,128
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
5,493,054 shares (cost $55,261,085)	59,819,362
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
180,033,440 shares (cost $1,835,389,565)	2,131,595,929
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
242,918,113 shares (cost $2,402,550,396)	2,934,450,805
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
69,226,006 shares (cost $732,957,329)	737,256,969
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
241,519,903 shares (cost $2,430,675,513)	2,900,654,039
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
35,756,857 shares (cost $340,167,379)	397,258,678
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,040,406 shares (cost $784,951,354)	859,963,058
NVIT Core Bond Fund - Class I (NVCBD1)
311,911 shares (cost $3,490,599)	3,406,063
NVIT Core Bond Fund - Class II (NVCBD2)
9,334,789 shares (cost $100,475,966)	101,562,503
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,650,005 shares (cost $64,819,995)	64,579,553
NVIT Nationwide Fund - Class I (TRF)
9,278,892 shares (cost $93,816,943)	135,657,407
NVIT Nationwide Fund - Class II (TRF2)
9,686,460 shares (cost $72,517,327)	141,034,851
NVIT Government Bond Fund - Class I (GBF)
24,542,308 shares (cost $284,811,538)	271,683,349
American Century NVIT Growth Fund - Class I (CAF)
1,654,708 shares (cost $17,190,594)	36,916,534
American Century NVIT Growth Fund -Class II (CAF2)
3,611,998 shares (cost $41,601,185)	52,518,453
NVIT International Index Fund - Class II (GVIX2)
6,381 shares (cost $63,019)	57,428
NVIT International Index Fund - Class VIII (GVIX8)
4,390,027 shares (cost $39,284,102)	39,378,539
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
16,409,004 shares (cost $149,906,849)	212,168,423
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
78,586,271 shares (cost $1,067,091,212)	1,215,729,606
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,490,276 shares (cost $1,207,542,018)	1,487,796,720
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,026,498 shares (cost $660,016,038)	667,796,378
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
200,491,021 shares (cost $2,231,924,017)	2,678,560,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
74,054,366 shares (cost $812,194,260)	1,027,134,059
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,117,496 shares (cost $766,827,867)	858,198,200
NVIT Mid Cap Index Fund - Class I (MCIF)
6,072,035 shares (cost $113,167,246)	152,347,352
NVIT Money Market Fund - Class I (SAM)
619,521,507 shares (cost $619,521,507)	619,521,507
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,851,238 shares (cost $34,257,607)	31,620,227
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
12,588,039 shares (cost $109,511,817)	138,720,189
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
404,526 shares (cost $4,549,989)	4,077,620
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,939,408 shares (cost $66,476,792)	59,453,474
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
777,173 shares (cost $8,592,966)	10,437,434
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,303,290 shares (cost $92,549,039)	124,198,917
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
412,961 shares (cost $4,554,522)	4,868,807
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
6,759,941 shares (cost $67,827,011)	79,361,705
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,022,365 shares (cost $131,855,695)	188,981,350
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,039,539 shares (cost $98,606,308)	123,486,328
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2,016 shares (cost $25,863)	23,815
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,619,012 shares (cost $262,877,005)	315,169,105
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
308,654 shares (cost $5,724,028)	6,475,563
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,265,950 shares (cost $23,902,700)	25,546,867
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,275,558 shares (cost $24,735,027)	36,090,344
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,404,331 shares (cost $30,289,760)	37,483,524
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,227,910 shares (cost $60,025,893)	75,694,494
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,077,585 shares (cost $34,949,879)	47,057,303
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,445,721 shares (cost $210,686,813)	213,824,978
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,221,515 shares (cost $117,305,803)	116,367,111
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,119,988 shares (cost $258,645,468)	366,568,525
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,303,513 shares (cost $166,352,638)	233,580,641
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,148,636 shares (cost $218,928,885)	220,142,951
Invesco NVIT Comstock Value Fund - Class I (EIF)
26,684 shares (cost $407,510)	443,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,906,615 shares (cost $112,986,535)	180,286,347
NVIT Real Estate Fund - Class I (NVRE1)
7,988,820 shares (cost $64,495,471)	67,665,308
NVIT Real Estate Fund - Class II (NVRE2)
13,430,109 shares (cost $119,950,287)	112,812,920
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
121,128 shares (cost $1,428,094)	1,401,446
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
12,747 shares (cost $157,175)	151,436
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
72,723,371 shares (cost $777,714,191)	755,595,827
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
36,227,106 shares (cost $385,901,118)	376,761,902
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
44,050,271 shares (cost $467,090,924)	467,813,879
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
24,771,086 shares (cost $260,954,412)	262,078,089
NVIT Small Cap Index Fund Class II (NVSIX2)
1,732,362 shares (cost $23,431,643)	24,010,543
NVIT S&P 500 Index Fund Class II (GVEX2)
11,827,202 shares (cost $157,249,396)	168,655,894
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
984,880 shares (cost $11,236,040)	11,316,270
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
637,848 shares (cost $7,386,085)	7,507,476
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
798,484 shares (cost $9,502,025)	9,509,940
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
10,438 shares (cost $110,850)	113,775
Real Return Portfolio - Advisor Class (PMVRA)
4,002 shares (cost $52,193)	51,259
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
43,465 shares (cost $528,119)	523,753
VPS Growth and Income Portfolio - Class B (ALVGIB)
211,447 shares (cost $4,049,083)	6,282,103
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
11,274 shares (cost $245,806)	247,456
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,469,644 shares (cost $83,153,963)	97,393,552
VP Balanced Fund - Class I (ACVB)
4,590,955 shares (cost $30,452,941)	36,589,914
VP Capital Appreciation Fund - Class I (ACVCA)
4,618 shares (cost $62,398)	72,594
VP Income & Growth Fund - Class I (ACVIG)
1,710,510 shares (cost $11,532,201)	17,293,254
VP Income & Growth Fund - Class II (ACVIG2)
524,271 shares (cost $3,466,166)	5,305,627
VP Inflation Protection Fund - Class II (ACVIP2)
23,771,485 shares (cost $266,013,641)	246,985,728
VP International Fund - Class I (ACVI)
842 shares (cost $9,011)	8,405
VP Mid Cap Value Fund - Class I (ACVMV1)
514,187 shares (cost $8,110,505)	10,201,461
VP Mid Cap Value Fund - Class II (ACVMV2)
6,621,500 shares (cost $100,383,908)	131,436,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Mid Cap Stock Portfolio- Service Shares (DVMCSS)
417,507 shares (cost $9,280,920)	9,590,129
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,045,738 shares (cost $64,080,708)	92,841,583
Appreciation Portfolio - Initial Shares (DCAP)
650,888 shares (cost $24,256,303)	32,225,452
Appreciation Portfolio - Service Shares (DCAPS)
2,423,170 shares (cost $96,009,133)	119,292,682
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
24,750 shares (cost $917,697)	1,157,065
Growth and Income Portfolio - Initial Shares (DGI)
466,060 shares (cost $9,851,744)	15,230,838
Managed Tail Risk Fund II: Service Shares (FCA2S)
172,893 shares (cost $1,022,301)	957,826
Quality Bond Fund II - Primary Shares (FQB)
749,591 shares (cost $8,470,333)	8,560,324
Quality Bond Fund II - Service Shares (FQBS)
2,377,490 shares (cost $25,682,715)	27,032,058
Equity-Income Portfolio - Initial Class (FEIP)
14,375,147 shares (cost $323,327,293)	348,884,808
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
509,394 shares (cost $4,116,006)	7,783,543
High Income Portfolio - Initial Class (FHIP)
7,297,813 shares (cost $38,339,933)	40,283,927
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,466,621 shares (cost $108,222,895)	128,052,545
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,965,743 shares (cost $81,961,174)	80,782,191
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
11,408,796 shares (cost $236,387,002)	271,871,597
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
470,402 shares (cost $5,385,079)	5,847,101
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
16,447,199 shares (cost $178,370,270)	203,616,327
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
944,085 shares (cost $10,517,033)	12,027,638
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
37,977,825 shares (cost $394,392,703)	482,318,379
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
825,526 shares (cost $8,926,054)	10,723,576
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,745,757 shares (cost $41,523,627)	48,507,559
VIP Growth Portfolio - Initial Class (FGP)
5,954,694 shares (cost $175,609,997)	378,004,001
VIP Growth Portfolio - Service Class 2 (FG2)
3,568,000 shares (cost $170,996,354)	224,070,412
VIP High Income Portfolio - Initial Class R (FHIPR)
3,073,904 shares (cost $18,020,400)	16,906,471
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,373,926 shares (cost $17,781,410)	17,393,907
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
28,594,020 shares (cost $358,887,285)	357,711,195
VIP Mid Cap Portfolio - Service Class (FMCS)
638,675 shares (cost $20,817,439)	23,911,991
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,795,202 shares (cost $224,876,023)	287,175,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Overseas Portfolio - Initial Class (FOP)
2,445,912 shares (cost $46,232,034)	45,738,562
VIP Overseas Portfolio - Initial Class R (FOPR)
1,246,907 shares (cost $23,533,468)	23,254,811
VIP Overseas Portfolio - Service Class 2 (FO2)
88,728 shares (cost $1,646,607)	1,645,910
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,355,192 shares (cost $68,018,908)	79,917,771
VIP Value Strategies Portfolio - Service Class (FVSS)
376,581 shares (cost $3,811,155)	5,708,971
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,691,859 shares (cost $255,842,896)	267,069,745
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,760,559 shares (cost $34,431,464)	51,161,831
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,677,264 shares (cost $82,171,627)	126,716,543
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
24,575 shares (cost $555,623)	543,344
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,536,783 shares (cost $15,217,759)	14,138,407
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,601,163 shares (cost $63,047,701)	54,197,505
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,613,400 shares (cost $142,440,183)	136,965,071
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
12,176,445 shares (cost $91,135,277)	90,349,223
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
24,000 shares (cost $292,102)	277,202
Franklin High Income Securities Fund: Class 2 (FTVHI2)
91,604 shares (cost $595,165)	587,182
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
1,508 shares (cost $22,216)	20,512
Short Duration Bond Portfolio - I Class Shares (AMTB)
11,246,476 shares (cost $124,953,028)	119,887,438
Growth Portfolio - I Class Shares (AMTG)
479 shares (cost $10,608)	14,108
International Portfolio - S Class Shares (AMINS)
3,882 shares (cost $43,163)	43,165
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
868 shares (cost $9,381)	14,222
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
206,033 shares (cost $3,442,248)	3,694,180
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,082,115 shares (cost $14,654,591)	25,840,898
International Growth Fund/VA- Service Shares (OVIGS)
4,159,352 shares (cost $10,529,335)	9,982,445
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,325,468 shares (cost $34,120,670)	34,114,617
Core Bond Fund/VA - Non-Service Shares (OVB)
3,320,558 shares (cost $30,439,567)	26,431,645
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,940,572 shares (cost $133,491,243)	155,652,603
Global Securities Fund/VA - Service Class (OVGSS)
2,584,017 shares (cost $103,780,013)	101,060,914
International Growth Fund/VA - Non-Service Shares (OVIG)
351,310 shares (cost $854,707)	811,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Main Street Fund(R)/VA - Non-Service Shares (OVGI)
412,165 shares (cost $8,916,122)	13,852,857
Main Street Fund(R)/VA - Service Class (OVGIS)
6,431,795 shares (cost $110,137,379)	214,371,714
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
311,309 shares (cost $7,808,385)	8,268,378
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
3,532,411 shares (cost $73,823,283)	92,761,105
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
120,019 shares (cost $6,729,986)	9,459,932
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
251,244 shares (cost $1,381,403)	1,331,593
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,691,523 shares (cost $9,546,631)	9,168,054
All Asset Portfolio - Advisor Class (PMVAAD)
4,784,131 shares (cost $54,444,682)	50,089,851
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,098,755 shares (cost $23,933,029)	22,099,894
Low Duration Portfolio - Advisor Class (PMVLAD)
38,224,196 shares (cost $402,228,415)	404,411,989
Total Return Portfolio - Advisor Class (PMVTRD)
26,631,322 shares (cost $302,278,456)	298,270,809
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
16,265 shares (cost $103,776)	79,860
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
377,576 shares (cost $5,225,718)	4,791,441
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
9,175 shares (cost $73,581)	72,572
VT Growth & Income Fund: Class IB (PVGIB)
95,101 shares (cost $1,570,345)	2,484,037
VT International Equity Fund: Class IB (PVTIGB)
19,927 shares (cost $269,116)	263,039
VT Voyager Fund: Class IB (PVTVB)
39,866 shares (cost $1,662,943)	2,194,206
VI American Franchise Fund - Series II Shares (ACEG2)
114,789 shares (cost $4,869,327)	6,156,120
Diversified Stock Fund Class A Shares (VYDS)
32,847 shares (cost $236,337)	497,625
Small-Cap Portfolio - Investment Class (ROCSC)
27,903 shares (cost $375,627)	352,972
Variable Fund - Multi-Hedge Strategies (RVARS)
597,992 shares (cost $13,648,938)	14,238,198
Health Sciences Portfolio - II (TRHS2)
6,178,665 shares (cost $170,629,339)	223,976,589
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,197,973 shares (cost $36,032,898)	29,518,055
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,113,153 shares (cost $11,934,124)	10,385,716
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,870,428 shares (cost $22,499,848)	24,222,048
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,375,209 shares (cost $41,389,873)	34,889,062
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,350,222 shares (cost $7,273,833)	7,144,834
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
228,606 shares (cost $1,197,111)	1,205,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
925,607 shares (cost $4,943,693)	4,992,353
Variable Insurance Portfolios - Asset Strategy (WRASP)
24,063,906 shares (cost $262,195,425)	261,533,749
Variable Insurance Portfolios - High Income (WRHIP)
24,077,485 shares (cost $95,249,215)	92,712,765
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
5,260,284 shares (cost $51,687,721)	57,045,146
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
7,184 shares (cost $40,835)	41,160
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
579,706 shares (cost $3,136,730)	3,211,456
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,457,679 shares (cost $29,492,751)	32,040,940
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,375,374 shares (cost $46,800,199)	51,389,621
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,306,273 shares (cost $7,160,406)	7,582,130
Advantage VT Discovery Fund (SVDF)
1,289 shares (cost $25,489)	39,587
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,614 shares (cost $177,340)	306,307
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
6,749,289 shares (cost $61,953,234)	67,222,920
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
653 shares (cost $4,914)	7,285
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,408 shares (cost $305,462)	309,074
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,631 shares (cost $35,250)	43,859

Total Investments	$45,160,449,892

Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	27
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	7
Accounts Receivable-Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	22
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	908
Accounts Receivable-NVIT Nationwide Fund - Class I (TRF)	99,708
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	7

Accounts Payable-VP Capital Appreciation Fund - Class I (ACVCA)	(1,672)
Accounts Payable-VP International Fund - Class I (ACVI)	(291)
Accounts Payable-High-Income Bond Fund - Class 1 (AFHY)	(379)
Accounts Payable-Growth Portfolio - I Class Shares (AMTG)	(841)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(10)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(7)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(314)
Other Accounts Payable	(258,633)

$45,160,288,424

Contract Owners’ Equity:
Accumulation units	45,150,605,790
Contracts in payout (annuitization) period (note 1f)	9,682,634

Total Contract Owners’ Equity (note 5)	$45,160,288,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$716,800,441	-	505	48,470	1,618	180,161	51,039	447,322
Mortality and expense risk charges (note 2)	(657,941,989)	(5,461)	(247)	(217,262)	(424)	(162,756)	(15,079)	(10,335,687)

Net investment income (loss)	58,858,452	(5,461)	258	(168,792)	1,194	17,405	35,960	(9,888,365)
Realized gain (loss) on investments	901,337,010	32,714	439	77,847	(52)	327,086	714	1,156,667
Change in unrealized gain (loss) on investments	(522,380,386)	6,746	(2,617)	(132,648)	(1,536)	(63,086)	(22,974)	19,422,245

Net gain (loss) on investments	378,956,624	39,460	(2,178)	(54,801)	(1,588)	264,000	(22,260)	20,578,912

Reinvested capital gains	1,040,952,118	-	3,495	483,628	1,768	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,478,767,194	33,999	1,575	260,035	1,374	886,188	13,700	10,690,547

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$12,214	7,516,609	940	5,067	35,358	4,178,972	2,534,068	478,912
Mortality and expense risk charges (note 2)	(12,066)	(4,884,213)	(87,668)	(1,919)	(224,652)	(3,204,990)	(2,549,612)	(596,088)

Net investment income (loss)	148	2,632,396	(86,728)	3,148	(189,294)	973,982	(15,544)	(117,176)
Realized gain (loss) on investments	7,696	662,941	-	3,706	196,838	10,605,917	14,423,911	2,985,516
Change in unrealized gain (loss) on investments	26,881	(31,989,850)	-	47,229	(226,368)	12,616,970	1,946,132	(912,297)

Net gain (loss) on investments	34,577	(31,326,909)	-	50,935	(29,530)	23,222,887	16,370,043	2,073,219

Reinvested capital gains	-	28,815,036	-	-	900,002	2,808,528	1,996,926	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	$34,725	120,523	(86,728)	54,083	681,178	27,005,397	18,351,425	5,088,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$304,113	9,725	2,393	332,622	179,969	-	-	-
Mortality and expense risk charges (note 2)	(147,545)	(2,097)	(93,983)	(236,279)	(552,852)	(171,369)	(349,201)	(610)

Net investment income (loss)	156,568	7,628	(91,590)	96,343	(372,883)	(171,369)	(349,201)	(610)
Realized gain (loss) on investments	(184,376)	1,326	40,819	274,761	2,722,764	128,021	1,630,076	20
Change in unrealized gain (loss) on investments	(330,314)	47,377	132,579	(1,659,296)	(5,502,579)	(1,087,995)	18,425	(4,821)

Net gain (loss) on investments	(514,690)	48,703	173,398	(1,384,535)	(2,779,815)	(959,974)	1,648,501	(4,801)

Reinvested capital gains	-	32,853	53,322	-	1,855,175	1,285,549	-	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(358,122)	89,184	135,130	(1,288,192)	(1,297,523)	154,206	1,299,300	4,359

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$125,916	170,527	14	46,976	-	4,199,446	214,051	21,390
Mortality and expense risk charges (note 2)	(210,347)	(152,870)	(330)	(2,275,883)	(472,048)	(1,061,953)	(77,166)	(115,630)

Net investment income (loss)	(84,431)	17,657	(316)	(2,228,907)	(472,048)	3,137,493	136,885	(94,240)
Realized gain (loss) on investments	1,594,624	451,439	62	12,761,228	2,176,828	(1,420,670)	32,386	608,640
Change in unrealized gain (loss) on investments	(421,908)	4,922	7,876	(47,364,159)	(1,257,409)	(16,890,457)	(1,675,881)	(265,392)

Net gain (loss) on investments	1,172,716	456,361	7,938	(34,602,931)	919,419	(18,311,127)	(1,643,495)	343,248

Reinvested capital gains	859,135	282,873	2,926	46,390,189	1,873,001	5,170,275	96,352	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	$1,947,420	756,891	10,548	9,558,351	2,320,372	(10,003,359)	(1,410,258)	681,024

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	1,445	5,007,597	2,862,107	43,597	470,978	134,129	41,356
Mortality and expense risk charges (note 2)	(348,675)	(292)	(5,916,578)	(2,439,298)	(20,868)	(241,913)	(32,862)	(11,009)

Net investment income (loss)	(348,675)	1,153	(908,981)	422,809	22,729	229,065	101,267	30,347
Realized gain (loss) on investments	939,368	367	24,276,723	1,816,506	16,820	468,577	1,426	1,866
Change in unrealized gain (loss) on investments	(7,402,779)	(1,552)	(4,518,031)	(3,271,951)	46,111	208,486	(75,222)	(29,801)

Net gain (loss) on investments	(6,463,411)	(1,185)	19,758,692	(1,455,445)	62,931	677,063	(73,796)	(27,935)

Reinvested capital gains	4,576,880	2,785	11,748,958	-	-	-	18,455	5,746

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,235,206)	2,753	30,598,669	(1,032,636)	85,660	906,128	45,926	8,158

Investment Activity:	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2
Reinvested dividends	$1,368	461	50	1,952,250	242,418	1,108,827	3,161,181	48,955,099
Mortality and expense risk charges (note 2)	(2,761)	(433)	(54)	(581,426)	(69,032)	(741,206)	(2,627,559)	(76,972,447)
Net investment income (loss)	(1,393)	28	(4)	1,370,824	173,386	367,621	533,622	(28,017,348)
Realized gain (loss) on investments	340	1,864	152	216	(809)	2,092,315	7,687,272	16,730,114
Change in unrealized gain (loss) on investments	18,822	5,653	876	(713,034)	61,030	(2,489,375)	(8,762,082)	174,411,995

Net gain (loss) on investments	19,162	7,517	1,028	(712,818)	60,221	(397,060)	(1,074,810)	191,142,109

Reinvested capital gains	-	-	-	-	-	6,164,475	18,844,783	8,046,845

Net increase (decrease) in contract owners’ equity resulting from operations	$17,769	7,545	1,024	658,006	233,607	6,135,036	18,303,595	171,171,606

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG
Reinvested dividends	$21,360,544	1,533,178	1,555,904	15,021,084	2,933,038	121,680	550,324	427,771
Mortality and expense risk charges (note 2)	(25,549,342)	(3,230,716)	(5,271,902)	(28,296,487)	(888,445)	(129,020)	(708,888)	(221,043)

Net investment income (loss)	(4,188,798)	(1,697,538)	(3,715,998)	(13,275,403)	2,044,593	(7,340)	(158,564)	206,728
Realized gain (loss) on investments	2,375,634	2,330,212	2,142,219	60,342,372	64,072	104,892	233,390	26,578
Change in unrealized gain (loss) on investments	40,356,593	(61,252)	22,797,673	89,714,927	(3,501,442)	(456,285)	(2,809,615)	(969,062)

Net gain (loss) on investments	42,732,227	2,268,960	24,939,892	150,057,299	(3,437,370)	(351,393)	(2,576,225)	(942,484)

Reinvested capital gains	15,194,522	-	-	17,195,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$53,737,951	571,422	21,223,894	153,977,016	(1,392,777)	(358,733)	(2,734,789)	(735,756)

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$1,222,023	736,457	242,738	25,112	1,276,826	1,165,213	48,491,720	72,120,556
Mortality and expense risk charges (note 2)	(529,402)	(1,131,310)	(504,193)	(39,719)	(2,583,700)	(874,630)	(30,710,236)	(45,324,925)

Net investment income (loss)	692,621	(394,853)	(261,455)	(14,607)	(1,306,874)	290,583	17,781,484	26,795,631
Realized gain (loss) on investments	921,024	3,810,006	2,569,130	559,104	24,903,697	933,506	6,465,329	67,415,036
Change in unrealized gain (loss) on investments	(2,699,156)	(12,614,582)	(5,892,663)	(341,829)	(10,727,335)	(2,214,646)	(20,605,886)	(99,726,233)

Net gain (loss) on investments	(1,778,132)	(8,804,576)	(3,323,533)	217,275	14,176,362	(1,281,140)	(14,140,557)	(32,311,197)

Reinvested capital gains	-	13,354,869	5,023,291	-	-	2,525,526	51,066,330	95,586,860

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,085,511)	4,155,440	1,438,303	202,668	12,869,488	1,534,969	54,707,257	90,071,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$16,205,601	69,541,195	9,708,238	20,087,178	94,701	2,593,955	1,327,511	1,556,225
Mortality and expense risk charges (note 2)	(11,451,828)	(44,021,344)	(6,315,447)	(12,914,199)	(36,831)	(1,743,334)	(883,477)	(1,783,243)

Net investment income (loss)	4,753,773	25,519,851	3,392,791	7,172,979	57,870	850,621	444,034	(227,018)
Realized gain (loss) on investments	5,735,819	52,889,239	18,895,905	11,580,525	(19,689)	1,566,087	63,242	5,723,922
Change in unrealized gain (loss) on investments	(19,729,786)	(61,562,198)	(43,977,377)	(19,689,141)	39,514	931,369	1,250,482	8,168,552

Net gain (loss) on investments	(13,993,967)	(8,672,959)	(25,081,472)	(8,108,616)	19,825	2,497,456	1,313,724	13,892,474

Reinvested capital gains	22,107,362	68,768,783	33,079,037	21,975,973	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,867,168	85,615,675	11,390,356	21,040,336	77,695	3,348,077	1,757,758	13,665,456

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$1,287,496	5,691,683	126,872	212,187	1,799	1,141,979	3,546,380	20,298,035
Mortality and expense risk charges (note 2)	(2,356,157)	(4,448,088)	(475,750)	(693,166)	(195)	(557,973)	(3,895,684)	(16,981,246)

Net investment income (loss)	(1,068,661)	1,243,595	(348,878)	(480,979)	1,604	584,006	(349,304)	3,316,789
Realized gain (loss) on investments	18,691,833	(6,162,769)	2,584,183	1,653,582	23	563,031	3,418,498	2,687,824
Change in unrealized gain (loss) on investments	(3,628,055)	13,765,658	1,178,771	2,720,110	(5,591)	(4,211,539)	4,007,471	23,259,766

Net gain (loss) on investments	15,063,778	7,602,889	3,762,954	4,373,692	(5,568)	(3,648,508)	7,425,969	25,947,590

Reinvested capital gains	-	-	-	-	-	-	-	4,291,243

Net increase (decrease) in contract owners’ equity resulting from operations	$13,995,117	8,846,484	3,414,076	3,892,713	(3,964)	(3,064,502)	7,076,665	33,555,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$25,272,952	12,236,103	45,732,996	17,633,775	15,397,765	1,565,932	-	352,505
Mortality and expense risk charges (note 2)	(22,044,067)	(10,374,120)	(41,961,966)	(16,870,797)	(12,972,445)	(2,108,620)	(9,320,251)	(305,546)

Net investment income (loss)	3,228,885	1,861,983	3,771,030	762,978	2,425,320	(542,688)	(9,320,251)	46,959
Realized gain (loss) on investments	18,582,065	11,274,517	36,346,371	9,893,006	4,581,533	2,942,590	-	(37,070)
Change in unrealized gain (loss) on investments	10,154,439	(17,887,030)	56,426,681	25,300,394	3,557,303	936,634	-	(2,637,380)

Net gain (loss) on investments	28,736,504	(6,612,513)	92,773,052	35,193,400	8,138,836	3,879,224	-	(2,674,450)

Reinvested capital gains	20,674,964	20,662,922	-	-	16,181,522	7,387,306	-	1,732,767

Net increase (decrease) in contract owners’ equity resulting from operations	$52,640,353	15,912,392	96,544,082	35,956,378	26,745,678	10,723,842	(9,320,251)	(894,724)

Investment Activity:	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3,256,891	82,292	1,221,945	50,222	292,334	58,954	793,281	-
Mortality and expense risk charges (note 2)	(2,461,771)	(42,481)	(709,773)	(139,941)	(1,957,896)	(64,577)	(1,143,095)	(2,545,327)

Net investment income (loss)	795,120	39,811	512,172	(89,719)	(1,665,562)	(5,623)	(349,814)	(2,545,327)
Realized gain (loss) on investments	14,118,060	(17,354)	(356,814)	933,284	7,654,588	401,558	3,875,318	11,028,170
Change in unrealized gain (loss) on investments	(26,591,132)	(472,369)	(6,960,813)	(705,247)	(4,922,472)	(452,873)	(4,765,139)	(27,291,596)

Net gain (loss) on investments	(12,473,072)	(489,723)	(7,317,627)	228,037	2,732,116	(51,315)	(889,821)	(16,263,426)

Reinvested capital gains	7,808,288	-	-	753,866	8,828,520	467,036	7,154,250	23,316,178

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,869,664)	(449,912)	(6,805,455)	892,184	9,895,074	410,098	5,914,615	4,507,425

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF
Reinvested dividends	$-	354	4,137,301	-	-	189,596	103,271	128,636
Mortality and expense risk charges (note 2)	(1,993,029)	(71)	(4,384,911)	(90,191)	(380,680)	(490,313)	(528,418)	(1,040,178)

Net investment income (loss)	(1,993,029)	283	(247,610)	(90,191)	(380,680)	(300,717)	(425,147)	(911,542)
Realized gain (loss) on investments	9,981,324	95	15,922,544	397,717	1,660,723	1,716,791	3,330,678	831,020
Change in unrealized gain (loss) on investments	(21,267,597)	(2,307)	(41,514,698)	(1,220,129)	(4,632,035)	(2,903,069)	(4,520,325)	(12,430,775)

Net gain (loss) on investments	(11,286,273)	(2,212)	(25,592,154)	(822,412)	(2,971,312)	(1,186,278)	(1,189,647)	(11,599,755)

Reinvested capital gains	15,526,527	5,073	69,321,363	929,035	3,531,895	3,389,801	3,304,920	11,848,900

Net increase (decrease) in contract owners’ equity resulting from operations	$2,247,225	3,144	43,481,599	16,432	179,903	1,902,806	1,690,126	(662,397)

Investment Activity:	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2
Reinvested dividends	$-	6,715,793	1,136,171	2,629,769	1,079,180	8,744,251	7,532	2,260,659
Mortality and expense risk charges (note 2)	(711,537)	(3,236,355)	(1,744,043)	(4,955,276)	(3,626,565)	(3,838,961)	(1,435)	(2,755,378)

Net investment income (loss)	(711,537)	3,479,438	(607,872)	(2,325,507)	(2,547,385)	4,905,290	6,097	(494,719)
Realized gain (loss) on investments	3,106,957	1,814,311	249,795	16,804,023	14,993,348	5,645,407	1,841	12,844,815
Change in unrealized gain (loss) on investments	(10,393,530)	(1,262,611)	(925,509)	(26,781,572)	(21,289,559)	(43,065,341)	21,292	24,612

Net gain (loss) on investments	(7,286,573)	551,700	(675,714)	(9,977,549)	(6,296,211)	(37,419,934)	23,133	12,869,427

Reinvested capital gains	7,491,305	-	-	38,518,486	24,782,941	9,146,967	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(506,805)	4,031,138	(1,283,586)	26,215,430	15,939,345	(23,367,677)	29,230	12,374,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$1,825,397	2,813,143	15,849	1,796	18,780,165	8,785,761	5,578,992	3,599,836
Mortality and expense risk charges (note 2)	(822,585)	(1,401,090)	(7,491)	(1,084)	(7,677,778)	(3,729,372)	(4,529,589)	(2,459,766)

Net investment income (loss)	1,002,812	1,412,053	8,358	712	11,102,387	5,056,389	1,049,403	1,140,070
Realized gain (loss) on investments	2,098,057	2,420,995	(121)	5	27,375	192,726	42,133	21,402
Change in unrealized gain (loss) on investments	(3,729,891)	(6,702,925)	(27,928)	(5,739)	(29,199,488)	(11,466,719)	(3,364,025)	(883,744)

Net gain (loss) on investments	(1,631,834)	(4,281,930)	(28,049)	(5,734)	(29,172,113)	(11,273,993)	(3,321,892)	(862,342)

Reinvested capital gains	15,325,475	23,870,535	8,575	4,183	11,774,061	6,212,963	1,172,681	530,349

Net increase (decrease) in contract owners’ equity resulting from operations	$14,696,453	21,000,658	(11,116)	(839)	(6,295,665)	(4,641)	(1,099,808)	808,077

Investment Activity:	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB
Reinvested dividends	$197,192	2,572,910	93,702	64,365	82,499	722	454	10,410
Mortality and expense risk charges (note 2)	(255,336)	(1,522,557)	(138,757)	(112,619)	(97,072)	(191)	(153)	(1,858)

Net investment income (loss)	(58,144)	1,050,353	(45,055)	(48,254)	(14,573)	531	301	8,552
Realized gain (loss) on investments	134,960	652,450	43,476	122,620	32,703	171	(45)	9,346
Change in unrealized gain (loss) on investments	(40,905)	8,828,854	(30,205)	(178,567)	(89,239)	2,925	235	(52,209)

Net gain (loss) on investments	94,055	9,481,304	13,271	(55,947)	(56,536)	3,096	190	(42,863)

Reinvested capital gains	820,710	-	71,892	-	84,687	727	-	66,573

Net increase (decrease) in contract owners’ equity resulting from operations	$856,621	10,531,657	40,108	(104,201)	13,578	4,354	491	32,262

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$70,252	1,627	431,761	545,610	-	339,664	92,084	3,329,841
Mortality and expense risk charges (note 2)	(94,599)	(923)	(1,494,855)	(474,704)	(1,015)	(222,321)	(69,388)	(3,914,406)

Net investment income (loss)	(24,347)	704	(1,063,094)	70,906	(1,015)	117,343	22,696	(584,565)
Realized gain (loss) on investments	436,185	42	5,807,090	468,769	7,088	620,790	284,117	1,340,052
Change in unrealized gain (loss) on investments	51,012	(9,220)	(8,651,614)	(787,619)	(16,505)	989,160	227,389	(2,708,443)

Net gain (loss) on investments	487,197	(9,178)	(2,844,524)	(318,850)	(9,417)	1,609,950	511,506	(1,368,391)

Reinvested capital gains	-	26,832	10,650,624	3,115,320	15,414	-	-	6,383,418

Net increase (decrease) in contract owners’ equity resulting from operations	$462,850	18,358	6,743,006	2,867,376	4,982	1,727,293	534,202	4,430,462

Investment Activity:	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS
Reinvested dividends	$466	113,413	1,142,468	-	604,658	613,624	1,907,830	-
Mortality and expense risk charges (note 2)	(135)	(125,270)	(1,737,081)	(43,202)	(1,484,054)	(447,004)	(1,824,306)	(16,784)

Net investment income (loss)	331	(11,857)	(594,613)	(43,202)	(879,396)	166,620	83,524	(16,784)
Realized gain (loss) on investments	1,752	739,918	5,188,252	54,708	11,249,251	2,835,927	5,362,527	118,393
Change in unrealized gain (loss) on investments	(2,588)	(28,506)	3,995,236	309,209	(13,083,954)	(1,827,365)	(1,568,533)	(107,115)

Net gain (loss) on investments	(836)	711,412	9,183,488	363,917	(1,834,703)	1,008,562	3,793,994	11,278

Reinvested capital gains	-	634,745	6,764,754	-	5,742,544	914,974	3,126,470	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(505)	1,334,300	15,353,629	320,715	3,028,445	2,090,156	7,003,988	(5,506)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$117,672	21,020	332,005	1,055,897	9,816,876	62,202	2,385,992	1,944,235
Mortality and expense risk charges (note 2)	(202,079)	(16,953)	(119,070)	(438,817)	(4,775,399)	(121,204)	(591,815)	(1,791,080)

Net investment income (loss)	(84,407)	4,067	212,935	617,080	5,041,477	(59,002)	1,794,177	153,155
Realized gain (loss) on investments	664,851	(5,565)	134,018	359,465	119,422	878,937	(425,549)	3,594,690
Change in unrealized gain (loss) on investments	673,704	(262,613)	(126,430)	(356,885)	15,130,490	(408,453)	(1,330,242)	(4,036,539)

Net gain (loss) on investments	1,338,555	(268,178)	7,588	2,580	15,249,912	470,484	(1,755,791)	(441,849)

Reinvested capital gains	-	236,475	-	-	4,867,846	-	-	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	$1,254,148	(27,636)	220,523	619,660	25,159,235	411,482	38,386	6,034,050

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$625,922	7,130,794	89,558	2,826,003	190,192	6,858,819	156,710	646,836
Mortality and expense risk charges (note 2)	(1,402,164)	(4,012,499)	(78,072)	(2,970,873)	(155,612)	(7,115,160)	(141,132)	(705,330)

Net investment income (loss)	(776,242)	3,118,295	11,486	(144,870)	34,580	(256,341)	15,578	(58,494)
Realized gain (loss) on investments	8,438,460	(1,698,048)	317,477	321,914	506,685	1,496,170	734,852	1,936,077
Change in unrealized gain (loss) on investments	(22,625,772)	11,917,661	(248,586)	1,894,639	(357,966)	4,670,715	(580,778)	(1,476,834)

Net gain (loss) on investments	(14,187,312)	10,219,613	68,891	2,216,553	148,719	6,166,885	154,074	459,243

Reinvested capital gains	1,015,944	3,739,666	92,025	3,044,174	207,473	8,561,185	209,801	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,947,610)	17,077,574	172,402	5,115,857	390,772	14,471,729	379,453	1,234,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$696,389	-	995,247	365,011	7,124,606	38,030	54,264	658,883
Mortality and expense risk charges (note 2)	(5,099,913)	(2,894,608)	(244,127)	(230,853)	(5,808,437)	(337,071)	(4,393,351)	(686,573)

Net investment income (loss)	(4,403,524)	(2,894,608)	751,120	134,158	1,316,169	(299,041)	(4,339,087)	(27,690)
Realized gain (loss) on investments	20,903,511	8,688,489	324,100	(27,089)	4,395,413	1,531,739	4,516,306	2,553,746
Change in unrealized gain (loss) on investments	19,604,486	9,834,728	(1,049,973)	639,269	8,904,846	(677,421)	5,425,457	(7,554,606)

Net gain (loss) on investments	40,507,997	18,523,217	(725,873)	612,180	13,300,259	854,318	9,941,763	(5,000,860)

Reinvested capital gains	-	-	-	7,207	153,426	598,799	6,780,433	13,667

Net increase (decrease) in contract owners’ equity resulting from operations	$36,104,473	15,628,609	25,247	753,545	14,769,854	1,154,076	12,383,109	(5,014,883)

Investment Activity:	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$334,640	19,704	965,029	52,537	11,774,125	697,377	831,243	10,200
Mortality and expense risk charges (note 2)	(340,749)	(27,102)	(1,294,517)	(84,002)	(3,770,902)	(795,523)	(2,074,888)	(2,030)

Net investment income (loss)	(6,109)	(7,398)	(329,488)	(31,465)	8,003,223	(98,146)	(1,243,645)	8,170
Realized gain (loss) on investments	(434,834)	(66,393)	3,627,784	887,739	(738,782)	3,696,692	17,660,227	(436)
Change in unrealized gain (loss) on investments	(2,047,133)	(126,687)	(11,707,956)	(561,414)	(2,616,701)	(1,107,981)	(27,654,527)	(20,471)

Net gain (loss) on investments	(2,481,967)	(193,080)	(8,080,172)	326,325	(3,355,483)	2,588,711	(9,994,300)	(20,907)

Reinvested capital gains	6,795	550	20,699	-	-	1,026,205	10,023,416	31,568

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,481,281)	(199,928)	(8,388,961)	294,860	4,647,740	3,516,770	(1,214,529)	18,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB
Reinvested dividends	$257,151	1,254,125	6,471,274	2,064,066	9,640	7,820	97	2,170,268
Mortality and expense risk charges (note 2)	(164,877)	(686,337)	(1,367,323)	(1,277,537)	(747)	(959)	(60)	(2,132,863)

Net investment income (loss)	92,274	567,788	5,103,951	786,529	8,893	6,861	37	37,405
Realized gain (loss) on investments	20,521	44,986	(46,237)	263,612	(3)	1,767	(14)	(2,156,361)
Change in unrealized gain (loss) on investments	(1,079,351)	(9,446,782)	(5,484,541)	(861,280)	(15,235)	(10,971)	(1,751)	893,115

Net gain (loss) on investments	(1,058,830)	(9,401,796)	(5,530,778)	(597,668)	(15,238)	(9,204)	(1,765)	(1,263,246)

Reinvested capital gains	-	-	-	62,958	3,193	-	2,729	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(966,556)	(8,834,008)	(426,827)	251,819	(3,152)	(2,343)	1,001	(1,225,841)

Investment Activity:	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB
Reinvested dividends	$-	60	103	-	95,572	13,450	719,805	1,439,104
Mortality and expense risk charges (note 2)	(200)	(173)	(197)	(56,631)	(378,445)	(55,732)	(469,492)	(367,814)

Net investment income (loss)	(200)	(113)	(94)	(56,631)	(282,873)	(42,282)	250,313	1,071,290
Realized gain (loss) on investments	837	(10)	387	613,293	2,382,359	(8,920)	(652,213)	(1,542,568)
Change in unrealized gain (loss) on investments	92	2	818	(878,023)	55,126	(546,890)	2,703,540	2,037,038

Net gain (loss) on investments	929	(8)	1,205	(264,730)	2,437,485	(555,810)	2,051,327	494,470

Reinvested capital gains	-	-	-	316,299	-	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$729	(121)	1,111	(5,062)	2,154,612	(569,412)	2,301,640	1,565,760

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,834,096	848,778	8,181	105,259	1,295,236	72,921	497,778	-
Mortality and expense risk charges (note 2)	(1,964,119)	(1,038,255)	(3,657)	(168,436)	(3,540,228)	(104,464)	(1,247,090)	(131,790)

Net investment income (loss)	(130,023)	(189,477)	4,524	(63,177)	(2,244,992)	(31,543)	(749,312)	(131,790)
Realized gain (loss) on investments	9,121,368	1,363,370	1,046	293,555	15,958,612	1,082,513	9,451,915	1,226,176
Change in unrealized gain (loss) on investments	(14,693,530)	(4,819,236)	(76,504)	692,655	(43,059)	(1,450,421)	(11,650,160)	(743,028)

Net gain (loss) on investments	(5,572,162)	(3,455,866)	(75,458)	986,210	15,915,553	(367,908)	(2,198,245)	483,148

Reinvested capital gains	7,482,645	4,465,888	14,398	254,435	4,553,688	1,171,536	11,048,196	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,780,460	820,545	(56,536)	1,177,468	18,224,249	772,085	8,100,639	351,358

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$61,564	379,674	2,575,683	521,544	4,212,373	6,224,189	188	103,185
Mortality and expense risk charges (note 2)	(17,976)	(143,875)	(821,006)	(397,558)	(6,305,202)	(4,600,236)	(235)	(31,869)

Net investment income (loss)	43,588	235,799	1,754,677	123,986	(2,092,829)	1,623,953	(47)	71,316
Realized gain (loss) on investments	(14,474)	(64,183)	(243,935)	(689,073)	452,161	(185,097)	50	(37,417)
Change in unrealized gain (loss) on investments	(9,212)	(66,706)	(2,318,907)	577,148	(1,715,394)	5,790,508	(23,381)	(434,150)

Net gain (loss) on investments	(23,686)	(130,889)	(2,562,842)	(111,925)	(1,263,233)	5,605,411	(23,331)	(471,567)

Reinvested capital gains	-	-	-	65,496	-	-	-	93,809

Net increase (decrease) in contract owners’ equity resulting from operations	$19,902	104,910	(808,165)	77,557	(3,356,062)	7,229,364	(23,378)	(306,442)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS
Reinvested dividends	$11,104	36,083	3,018	17,854	-	4,331	442	-
Mortality and expense risk charges (note 2)	(888)	(40,290)	(4,757)	(31,708)	(97,183)	(6,200)	(866)	(140,188)

Net investment income (loss)	10,216	(4,207)	(1,739)	(13,854)	(97,183)	(1,869)	(424)	(140,188)
Realized gain (loss) on investments	2,309	234,451	(14,098)	167,838	817,744	10,447	1,001	55,220
Change in unrealized gain (loss) on investments	(1,009)	(2,759)	(8,853)	(29,688)	(371,157)	33,063	(25,979)	568,126

Net gain (loss) on investments	1,300	231,692	(22,951)	138,150	446,587	43,510	(24,978)	623,346

Reinvested capital gains	-	-	-	45,811	-	-	40,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,516	227,485	(24,690)	170,107	349,404	41,641	15,362	483,158

Investment Activity:	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	-	596,579	141,114	45,943	88,029	7,481	29,959
Mortality and expense risk charges (note 2)	(2,609,825)	(551,330)	(155,714)	(353,202)	(693,758)	(22,430)	(4,365)	(16,112)

Net investment income (loss)	(2,609,825)	(551,330)	440,865	(212,088)	(647,815)	65,599	3,116	13,847
Realized gain (loss) on investments	13,148,772	1,362,544	(478,344)	495,716	255,261	18,922	837	15,893
Change in unrealized gain (loss) on investments	17,828,289	(8,381,140)	(757,670)	(3,916,514)	(8,642,585)	(186,432)	(16,159)	(36,009)

Net gain (loss) on investments	30,977,061	(7,018,596)	(1,236,014)	(3,420,798)	(8,387,324)	(167,510)	(15,322)	(20,116)

Reinvested capital gains	15,911,115	-	953,451	3,221,490	-	305,249	35,438	126,331

Net increase (decrease) in contract owners’ equity resulting from operations	$44,278,351	(7,569,926)	158,302	(411,396)	(9,035,139)	203,338	23,232	120,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$1,164,766	4,794,063	-	25	32,764	312,754	519,449	74,416
Mortality and expense risk charges (note 2)	(4,071,284)	(1,510,678)	(746,740)	(55)	(12,028)	(122,929)	(200,220)	(30,485)

Net investment income (loss)	(2,906,518)	3,283,385	(746,740)	(30)	20,736	189,825	319,229	43,931
Realized gain (loss) on investments	2,907,294	797,564	432,323	(8)	17,696	137,922	202,093	97,232
Change in unrealized gain (loss) on investments	(48,329,041)	(4,957,742)	686,121	325	(132,541)	(1,336,423)	(1,934,557)	(369,643)

Net gain (loss) on investments	(45,421,747)	(4,160,178)	1,118,444	317	(114,845)	(1,198,501)	(1,732,464)	(272,411)

Reinvested capital gains	30,873,775	723,263	2,685,829	210	185,753	2,141,346	3,495,394	482,098

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,454,490)	(153,530)	3,057,533	497	91,644	1,132,670	2,082,159	253,618

Investment Activity:	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4
Reinvested dividends	$-	176	-	28	4,144	-	-	-
Mortality and expense risk charges (note 2)	(561)	(4,117)	(928,095)	(87)	(3,797)	(680)	(245,377)	(434,427)

Net investment income (loss)	(561)	(3,941)	(928,095)	(59)	347	(680)	(245,377)	(434,427)
Realized gain (loss) on investments	4,627	38,164	1,529,867	534	204	4,407	15,576,515	20,487,298
Change in unrealized gain (loss) on investments	(9,455)	(7,372)	(8,101,898)	(148)	12,130	(11,359)	(15,474,133)	(20,382,840)

Net gain (loss) on investments	(4,828)	30,792	(6,572,031)	386	12,334	(6,952)	102,382	104,458

Reinvested capital gains	4,980	-	5,602,650	-	-	8,453	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(409)	26,851	(1,897,476)	327	12,681	821	(142,995)	(329,969)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3
Reinvested dividends	$-	-	-	1,969,887	67,350	224,518	496,654	386,171
Mortality and expense risk charges (note 2)	(88,146)	(351,871)	(631,228)	(423,732)	(62,123)	(275,533)	(100,312)	(143,694)

Net investment income (loss)	(88,146)	(351,871)	(631,228)	1,546,155	5,227	(51,015)	396,342	242,477
Realized gain (loss) on investments	1,300,629	28,423,031	5,000,151	(951,779)	1,272,494	2,115,256	7,325,305	12,361,169
Change in unrealized gain (loss) on investments	(1,827,193)	(27,292,100)	(3,834,961)	1,851,623	(1,864,675)	(4,053,704)	(7,368,866)	(12,399,149)

Net gain (loss) on investments	(526,564)	1,130,931	1,165,190	899,844	(592,181)	(1,938,448)	(43,561)	(37,980)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(614,710)	779,060	533,962	2,445,999	(586,954)	(1,989,463)	352,781	204,497

Investment Activity:	GVDIV3	GVDIV6	ACVVS1
Reinvested dividends	$117,994	1,548,729	-
Mortality and expense risk charges (note 2)	(21,000)	(322,698)	(9)

Net investment income (loss)	96,994	1,226,031	(9)
Realized gain (loss) on investments	730,786	12,666,771	75
Change in unrealized gain (loss) on investments	(880,426)	(14,646,375)	(440)

Net gain (loss) on investments	(149,640)	(1,979,604)	(365)

Reinvested capital gains	-	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,646)	(753,573)	(78)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALMCS		ALVDAA		ALVDAB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$58,858,452	7,715,260	(5,461)	(4,628)	258	26	(168,792)	(74,385)
Realized gain (loss) on investments	901,337,010	457,179,594	32,714	53,544	439	1	77,847	46,184
Change in unrealized gain (loss) on investments	(522,380,386)	4,797,378,405	6,746	85,118	(2,617)	845	(132,648)	474,949
Reinvested capital gains	1,040,952,118	510,501,962	-	-	3,495	53	483,628	20,576

Net increase (decrease) in contract owners’ equity resulting from operations	1,478,767,194	5,772,775,221	33,999	134,034	1,575	925	260,035	467,324

Equity transactions:
Purchase payments received from contract owners (note 3)	5,994,771,754	5,436,211,476	-	-	58,880	14,588	7,208,310	5,735,930
Transfers between funds	-	-	(44,573)	54,912	36,092	79	512,020	435,150
Redemptions (note 3)	(3,546,526,710)	(3,376,288,511)	(18,801)	(45,395)	-	-	(396,872)	(353,794)
Annuity benefits	(1,478,079)	(1,499,588)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(294,565,413)	(239,707,518)	(7)	(16)	-	-	(258)	(36)
Contingent deferred sales charges (note 2)	(18,813,647)	(16,694,003)	-	-	-	-	(2,291)	(9,161)
Adjustments to maintain reserves	(245,425)	586,925	8	(28)	(8)	3	(208)	(146)

Net equity transactions	2,133,142,480	1,802,608,781	(63,373)	9,473	94,964	14,670	7,320,701	5,807,943

Net change in contract owners’ equity	3,611,909,674	7,575,384,002	(29,374)	143,507	96,539	15,595	7,580,736	6,275,267
Contract owners’ equity beginning of period	41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

Contract owners’ equity end of period	$45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

CHANGES IN UNITS:
Beginning units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701
Units purchased	807,633,872	791,386,600	949	3,523	12,468	1,477	746,967	604,526
Units redeemed	(583,592,424)	(604,009,209)	(4,239)	(3,167)	(3,725)	-	(97,274)	(58,734)

Ending units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIP1		AFGF		AFHY		AVPAP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,194	175	17,405	(15,332)	35,960	71,171	(9,888,365)	1,011,605
Realized gain (loss) on investments	(52)	(163)	327,086	428,230	714	(57,618)	1,156,667	608
Change in unrealized gain (loss) on investments	(1,536)	(1,029)	(63,086)	2,491,862	(22,974)	64,792	19,422,245	25,889,242
Reinvested capital gains	1,768	-	604,783	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,374	(1,017)	886,188	2,904,760	13,700	78,345	10,690,547	26,901,455

Equity transactions:
Purchase payments received from contract owners (note 3)	110,156	47,011	2,839	6,896	933	925	402,389,134	343,125,655
Transfers between funds	41,124	443	(176,482)	(151,341)	(166,981)	(370,390)	4,932,056	14,344,843
Redemptions (note 3)	-	-	(478,745)	(1,102,274)	(20,538)	(269,057)	(10,464,015)	(1,440,996)
Annuity benefits	-	-	(832)	(734)	(1,483)	(1,466)	-	-
Contract maintenance charges (note 2)	(202)	-	(2,799)	(2,974)	(397)	(463)	(4,771,899)	(254,152)
Contingent deferred sales charges (note 2)	-	-	(42)	-	-	-	(281,526)	(15,258)
Adjustments to maintain reserves	(4)	52	497	641	906	887	3,079	132,590

Net equity transactions	151,074	47,506	(655,564)	(1,249,786)	(187,560)	(639,564)	391,806,829	355,892,682

Net change in contract owners’ equity	152,448	46,489	230,624	1,654,974	(173,860)	(561,219)	402,497,376	382,794,137
Contract owners’ equity beginning of period	46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

Contract owners’ equity end of period	$198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950	798,451,750	395,954,374

CHANGES IN UNITS:
Beginning units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941
Units purchased	16,221	5,600	266	142	33,816	22,536	35,218,055	32,178,187
Units redeemed	(115)	(488)	(6,043)	(13,120)	(36,728)	(34,183)	(2,558,555)	(498,013)

Ending units	21,218	5,112	106,861	112,638	21,295	24,207	65,640,615	32,981,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AFGC		MLVGA3		CHSMM		DWVVLS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$148	(4,432)	2,632,396	(704,864)	(86,728)	(104,494)	3,148	(288)
Realized gain (loss) on investments	7,696	7,558	662,941	480,806	-	-	3,706	15
Change in unrealized gain (loss) on investments	26,881	(71,289)	(31,989,850)	14,078,873	-	-	47,229	16,146
Reinvested capital gains	-	26,579	28,815,036	9,798,344	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,725	(41,584)	120,523	23,653,159	(86,728)	(104,494)	54,083	15,873

Equity transactions:
Purchase payments received from contract owners (note 3)	193	189	98,681,601	82,385,180	46,986	2,836,160	354,886	208,814
Transfers between funds	22,866	(44,934)	4,247,634	6,940,473	377,462	(2,013,499)	3,077	1,022
Redemptions (note 3)	(69,197)	(100,998)	(17,562,728)	(15,600,032)	(1,154,983)	(1,835,791)	(7,307)	-
Annuity benefits	(222)	(229)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(516)	(563)	(12,703)	(11,198)	(525)	(454)	(795)	-
Contingent deferred sales charges (note 2)	-	-	(45,051)	(61,059)	-	-	-	-
Adjustments to maintain reserves	170	151	(959)	(850)	39	31	(11)	(3)

Net equity transactions	(46,706)	(146,384)	85,307,794	73,652,514	(731,021)	(1,013,553)	349,850	209,833

Net change in contract owners’ equity	(11,981)	(187,968)	85,428,317	97,305,673	(817,749)	(1,118,047)	403,933	225,706
Contract owners’ equity beginning of period	907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

Contract owners’ equity end of period	$895,799	907,780	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

CHANGES IN UNITS:
Beginning units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-
Units purchased	1,219	5	7,925,924	7,335,827	581,830	834,216	30,361	19,345
Units redeemed	(2,539)	(4,160)	(2,256,303)	(2,124,228)	(646,725)	(932,422)	(2,038)	(7)

Ending units	25,113	26,433	22,411,842	16,742,221	884,847	949,742	47,661	19,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DWVSVS		DSIF		DSIFS		DSRG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(189,294)	(24,022)	973,982	1,113,828	(15,544)	162,694	(117,176)	(29,513)
Realized gain (loss) on investments	196,838	11,101	10,605,917	9,910,408	14,423,911	(170,702)	2,985,516	2,926,256
Change in unrealized gain (loss) on investments	(226,368)	442,070	12,616,970	46,211,129	1,946,132	38,379,903	(912,297)	8,831,655
Reinvested capital gains	900,002	-	2,808,528	2,506,810	1,996,926	1,637,024	3,132,187	-

Net increase (decrease) in contract owners’ equity resulting from operations	681,178	429,149	27,005,397	59,742,175	18,351,425	40,008,919	5,088,230	11,728,398

Equity transactions:
Purchase payments received from contract owners (note 3)	12,473,991	3,525,717	3,577,023	3,383,204	2,791,706	18,998,381	606,204	522,695
Transfers between funds	5,896,091	1,844,177	(680,279)	(1,345,935)	(10,746,799)	(2,905,774)	54,131	(524,461)
Redemptions (note 3)	(1,013,870)	(103,744)	(26,826,517)	(29,323,740)	(14,587,289)	(12,547,913)	(4,886,571)	(5,203,285)
Annuity benefits	-	-	(61,395)	(64,468)	(3,855)	(9,216)	(3,553)	(3,065)
Contract maintenance charges (note 2)	(33,750)	(2,633)	(106,876)	(115,326)	(513,453)	(460,382)	(28,521)	(30,371)
Contingent deferred sales charges (note 2)	(3,316)	(259)	(16,601)	(16,713)	(63,940)	(48,911)	(2,046)	(2,364)
Adjustments to maintain reserves	(2,564)	(114)	1,862	1,352	(285)	(2,471)	158	164

Net equity transactions	17,316,582	5,263,144	(24,112,783)	(27,481,626)	(23,123,915)	3,023,714	(4,260,198)	(5,240,687)

Net change in contract owners’ equity	17,997,760	5,692,293	2,892,614	32,260,549	(4,772,490)	43,032,633	828,032	6,487,711
Contract owners’ equity beginning of period	5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

Contract owners’ equity end of period	$23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

CHANGES IN UNITS:
Beginning units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555
Units purchased	2,065,110	528,282	194,615	277,105	929,920	2,172,981	41,450	35,511
Units redeemed	(662,371)	(61,951)	(734,728)	(1,004,323)	(1,936,092)	(1,966,283)	(155,263)	(205,992)

Ending units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		FRESS2		GVGMNS		HVIE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$156,568	1,458	7,628	1,912	(91,590)	(33,335)	96,343	25,381
Realized gain (loss) on investments	(184,376)	(1)	1,326	(8)	40,819	94,586	274,761	130,038
Change in unrealized gain (loss) on investments	(330,314)	148	47,377	(12,851)	132,579	77,371	(1,659,296)	2,056,941
Reinvested capital gains	-	44	32,853	5,681	53,322	107,917	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(358,122)	1,649	89,184	(5,266)	135,130	246,539	(1,288,192)	2,212,360

Equity transactions:
Purchase payments received from contract owners (note 3)	6,887,454	53,406	466,339	136,764	2,405,349	3,911,123	1,985,325	3,763,473
Transfers between funds	14,931,802	113,701	(18,107)	-	(77,701)	205,536	328,939	(481,022)
Redemptions (note 3)	(726,660)	-	(1,606)	-	(431,861)	(310,482)	(524,132)	(243,977)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(661)	-	-	-	(287)	(173)	(116,720)	(86,813)
Contingent deferred sales charges (note 2)	(1,181)	-	-	-	(1,708)	(1,190)	(6,140)	(3,677)
Adjustments to maintain reserves	73	(5)	1	(4)	(105)	(80)	(336)	(2,099)

Net equity transactions	21,090,827	167,102	446,627	136,760	1,893,687	3,804,734	1,666,936	2,945,885

Net change in contract owners’ equity	20,732,705	168,751	535,811	131,494	2,028,817	4,051,273	378,744	5,158,245
Contract owners’ equity beginning of period	168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

Contract owners’ equity end of period	$20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	14,796,809	14,418,065

CHANGES IN UNITS:
Beginning units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015
Units purchased	3,327,980	16,659	44,975	14,671	236,087	464,144	330,856	508,846
Units redeemed	(1,244,850)	-	(2,002)	-	(70,410)	(113,937)	(191,740)	(245,885)

Ending units	2,099,789	16,659	57,644	14,671	571,852	406,175	1,319,092	1,179,976

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(372,883)	(388,658)	(171,369)	(44,237)	(349,201)	(310,757)	(610)	554
Realized gain (loss) on investments	2,722,764	2,725,402	128,021	208,939	1,630,076	758,259	20	-
Change in unrealized gain (loss) on investments	(5,502,579)	5,653,487	(1,087,995)	340,386	18,425	6,164,921	(4,821)	(963)
Reinvested capital gains	1,855,175	-	1,285,549	346,153	-	-	9,770	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	(1,297,523)	7,990,231	154,206	851,241	1,299,300	6,612,423	4,359	696

Equity transactions:
Purchase payments received from contract owners (note 3)	3,704,991	7,305,046	5,376,524	4,480,847	225,372	266,163	153,142	50,612
Transfers between funds	(3,321,738)	1,424,464	413,990	466,305	(739,239)	(2,383,083)	994	45
Redemptions (note 3)	(1,772,220)	(1,708,809)	(425,544)	(141,614)	(2,683,558)	(2,213,082)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(247,847)	(209,718)	(33,676)	(13,725)	(113,296)	(111,876)	-	-
Contingent deferred sales charges (note 2)	(31,101)	(12,474)	(6,161)	(1,231)	(7,746)	(9,227)	-	-
Adjustments to maintain reserves	(560)	(592)	(296)	(287)	(507)	(697)	3	(3)

Net equity transactions	(1,668,475)	6,797,917	5,324,837	4,790,295	(3,318,974)	(4,451,802)	154,139	50,654

Net change in contract owners’ equity	(2,965,998)	14,788,148	5,479,043	5,641,536	(2,019,674)	2,160,621	158,498	51,350
Contract owners’ equity beginning of period	37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

Contract owners’ equity end of period	$34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

CHANGES IN UNITS:
Beginning units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-
Units purchased	590,399	1,392,881	541,104	598,210	298,275	201,402	14,990	5,179
Units redeemed	(689,732)	(921,884)	(127,916)	(180,304)	(547,767)	(600,453)	(80)	-

Ending units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JPMMV1		JABS		JAMGS		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(84,431)	(55,858)	17,657	69,225	(316)	(13)	(2,228,907)	(1,390,583)
Realized gain (loss) on investments	1,594,624	1,686,455	451,439	149,145	62	1	12,761,228	4,567,792
Change in unrealized gain (loss) on investments	(421,908)	1,652,493	4,922	1,191,795	7,876	892	(47,364,159)	34,285,389
Reinvested capital gains	859,135	131,580	282,873	516,142	2,926	-	46,390,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,947,420	3,414,670	756,891	1,926,307	10,548	880	9,558,351	37,462,598

Equity transactions:
Purchase payments received from contract owners (note 3)	483,093	921,795	134,807	210,806	111,515	9,311	7,313,347	15,364,826
Transfers between funds	(21,207)	3,150,496	(267,926)	(416,953)	(77)	-	(13,469,286)	(19,975,289)
Redemptions (note 3)	(2,206,307)	(1,913,966)	(942,414)	(1,846,160)	-	-	(13,089,099)	(13,295,180)
Annuity benefits	-	-	(11,853)	(7,125)	-	-	-	-
Contract maintenance charges (note 2)	(4,086)	(3,987)	(604)	(862)	(33)	-	(705,650)	(672,673)
Contingent deferred sales charges (note 2)	(1,084)	(2,947)	(92)	(1,650)	-	-	(52,011)	(80,328)
Adjustments to maintain reserves	(96)	(89)	2,660	(10,964)	(7)	(2)	(1,418)	(1,544)

Net equity transactions	(1,749,687)	2,151,302	(1,085,422)	(2,072,908)	111,398	9,309	(20,004,117)	(18,660,188)

Net change in contract owners’ equity	197,733	5,565,972	(328,531)	(146,601)	121,946	10,189	(10,445,766)	18,802,410
Contract owners’ equity beginning of period	15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

Contract owners’ equity end of period	$16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	149,625,246	160,071,012

CHANGES IN UNITS:
Beginning units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781
Units purchased	148,906	370,462	33,520	44,723	8,905	836	882,831	1,659,468
Units redeemed	(225,797)	(262,057)	(80,408)	(153,722)	(36)	-	(1,778,459)	(2,662,455)

Ending units	629,150	706,041	481,380	528,268	9,705	836	6,633,166	7,528,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		LZREMS		MIGSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(472,048)	(315,960)	3,137,493	1,213,360	136,885	532	(94,240)	(91,058)
Realized gain (loss) on investments	2,176,828	597,188	(1,420,670)	(2,069,784)	32,386	50	608,640	642,307
Change in unrealized gain (loss) on investments	(1,257,409)	6,050,615	(16,890,457)	9,834,302	(1,675,881)	(433)	(265,392)	1,229,361
Reinvested capital gains	1,873,001	-	5,170,275	-	96,352	237	432,016	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	2,320,372	6,331,843	(10,003,359)	8,977,878	(1,410,258)	386	681,024	2,029,157

Equity transactions:
Purchase payments received from contract owners (note 3)	9,539,097	5,110,060	6,482,051	5,299,807	8,650,115	40,961	139,338	40,831
Transfers between funds	90,314	656,395	(1,077,134)	(7,585,908)	5,655,271	(498)	(258,019)	(248,098)
Redemptions (note 3)	(2,260,800)	(2,155,791)	(8,418,224)	(10,227,262)	(237,718)	-	(1,303,313)	(1,726,890)
Annuity benefits	(582)	(511)	(13,182)	(13,857)	-	-	-	-
Contract maintenance charges (note 2)	(4,215)	(3,948)	(13,407)	(16,584)	(138)	-	(754)	(841)
Contingent deferred sales charges (note 2)	(6,603)	(7,338)	(22,555)	(52,971)	(377)	-	(274)	(874)
Adjustments to maintain reserves	(321)	(1,181)	(362)	(991)	(121)	(6)	(185)	(249)

Net equity transactions	7,356,890	3,597,686	(3,062,813)	(12,597,766)	14,067,032	40,457	(1,423,207)	(1,936,121)

Net change in contract owners’ equity	9,677,262	9,929,529	(13,066,172)	(3,619,888)	12,656,774	40,843	(742,183)	93,036
Contract owners’ equity beginning of period	27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

Contract owners’ equity end of period	$36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843	7,570,883	8,313,066

CHANGES IN UNITS:
Beginning units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417
Units purchased	1,992,176	1,092,301	608,654	696,916	1,584,097	4,179	13,735	28,899
Units redeemed	(1,374,912)	(756,057)	(849,845)	(1,383,362)	(209,342)	(50)	(77,563)	(130,245)

Ending units	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129	315,243	379,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDSC		MVUSC		MVFSC		MVIVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(348,675)	(246,926)	1,153	152	(908,981)	(2,113,899)	422,809	(131,537)
Realized gain (loss) on investments	939,368	641,061	367	1	24,276,723	19,077,934	1,816,506	1,612,253
Change in unrealized gain (loss) on investments	(7,402,779)	4,081,575	(1,552)	480	(4,518,031)	81,399,828	(3,271,951)	22,062,036
Reinvested capital gains	4,576,880	159,903	2,785	161	11,748,958	1,059,286	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,235,206)	4,635,613	2,753	794	30,598,669	99,423,149	(1,032,636)	23,542,752

Equity transactions:
Purchase payments received from contract owners (note 3)	6,616,098	8,371,076	15,857	20,189	27,963,946	28,527,711	28,148,030	26,965,050
Transfers between funds	(5,368,251)	9,912,066	72,971	-	(14,469,598)	(11,372,458)	11,137,685	16,495,681
Redemptions (note 3)	(1,265,413)	(1,501,842)	-	-	(43,942,454)	(36,940,464)	(8,110,808)	(4,529,997)
Annuity benefits	-	-	-	-	(14,253)	(12,343)	-	-
Contract maintenance charges (note 2)	(56,686)	(28,015)	-	-	(1,828,264)	(1,674,348)	(903,449)	(710,182)
Contingent deferred sales charges (note 2)	(9,323)	(1,288)	-	-	(124,789)	(153,372)	(82,139)	(31,438)
Adjustments to maintain reserves	(511)	(439)	-	(4)	(1,375)	(718)	(680)	(896)

Net equity transactions	(84,086)	16,751,558	88,828	20,185	(32,416,787)	(21,625,992)	30,188,639	38,188,218

Net change in contract owners’ equity	(2,319,292)	21,387,171	91,581	20,979	(1,818,118)	77,797,157	29,156,003	61,730,970
Contract owners’ equity beginning of period	23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

Contract owners’ equity end of period	$21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821	168,757,596	139,601,593

CHANGES IN UNITS:
Beginning units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051
Units purchased	866,526	2,041,879	7,758	1,989	2,759,897	3,404,031	3,913,398	4,591,826
Units redeemed	(878,428)	(603,586)	(199)	-	(4,064,509)	(4,434,763)	(1,895,996)	(1,779,606)

Ending units	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092	11,397,673	9,380,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVFI		MSVF2		MSEM		MSEMB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$22,729	29,524	229,065	321,627	101,267	78,587	30,347	23,229
Realized gain (loss) on investments	16,820	23,585	468,577	322,236	1,426	42,029	1,866	9,855
Change in unrealized gain (loss) on investments	46,111	(74,772)	208,486	(1,018,539)	(75,222)	(479,013)	(29,801)	(142,321)
Reinvested capital gains	-	-	-	-	18,455	36,234	5,746	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	85,660	(21,663)	906,128	(374,676)	45,926	(322,163)	8,158	(98,024)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,296	15,399	31,660	56,855	(6)	337	132,772	8,000
Transfers between funds	1,399,248	(136,517)	367,219	(709,138)	(69,106)	(146,216)	(6,975)	(83,396)
Redemptions (note 3)	(85,350)	(133,801)	(1,882,161)	(1,871,482)	(290,609)	(394,339)	(84,266)	(66,145)
Annuity benefits	-	-	(6,999)	(7,383)	-	-	-	-
Contract maintenance charges (note 2)	(323)	(355)	(22,227)	(22,152)	(1,280)	(1,534)	(116)	(163)
Contingent deferred sales charges (note 2)	(45)	(307)	(1,092)	(3,606)	(13)	(46)	(1)	(11)
Adjustments to maintain reserves	(37)	(65)	(315)	(309)	44	(51)	(70)	(49)

Net equity transactions	1,333,789	(255,646)	(1,513,915)	(2,557,215)	(360,970)	(541,849)	41,344	(141,764)

Net change in contract owners’ equity	1,419,449	(277,309)	(607,787)	(2,931,891)	(315,044)	(864,012)	49,502	(239,788)
Contract owners’ equity beginning of period	1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

Contract owners’ equity end of period	$2,562,783	1,143,334	15,019,032	15,626,819	2,214,822	2,529,866	815,841	766,339

CHANGES IN UNITS:
Beginning units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884
Units purchased	143,526	8,059	265,809	164,111	-	21	16,453	858
Units redeemed	(40,252)	(28,945)	(386,074)	(375,835)	(13,584)	(20,502)	(6,848)	(6,660)

Ending units	197,375	94,101	1,156,982	1,277,247	85,072	98,656	44,687	35,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		MSVRE		MSVREB		NAMAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,393)	1,634	28	(121)	(4)	(21)	1,370,824	-
Realized gain (loss) on investments	340	4,230	1,864	1,565	152	12	216	-
Change in unrealized gain (loss) on investments	18,822	(7,673)	5,653	(1,166)	876	38	(713,034)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,769	(1,809)	7,545	278	1,024	29	658,006	-

Equity transactions:
Purchase payments received from contract owners (note 3)	54,402	36,361	-	184	(377)	(210)	184,133,541	-
Transfers between funds	127,018	(11,191)	-	(184)	(410)	242	2,164,106	-
Redemptions (note 3)	(6,006)	(1,019)	-	-	-	(32)	(436,741)	-
Annuity benefits	-	-	(6,509)	(9,312)	(500)	(468)	-	-
Contract maintenance charges (note 2)	(13)	(1)	-	-	2	(1)	(7,782)	-
Contingent deferred sales charges (note 2)	(16)	-	-	-	-	-	(2,399)	-
Adjustments to maintain reserves	2	(19)	858	3,808	(34)	2	(17)	-

Net equity transactions	175,387	24,131	(5,651)	(5,504)	(1,319)	(467)	185,850,708	-

Net change in contract owners’ equity	193,156	22,322	1,894	(5,226)	(295)	(438)	186,508,714	-
Contract owners’ equity beginning of period	82,016	59,694	29,133	34,359	4,376	4,814	-	-

Contract owners’ equity end of period	$275,172	82,016	31,027	29,133	4,081	4,376	186,508,714	-

CHANGES IN UNITS:
Beginning units	8,643	6,184	-	-	27	27	-	-
Units purchased	22,364	8,962	-	12	-	28	19,164,901	-
Units redeemed	(5,315)	(6,503)	-	(12)	(27)	(28)	(390,100)	-

Ending units	25,692	8,643	-	-	-	27	18,774,801	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NAMGI2		NVAMV1		NVAMV2		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$173,386	-	367,621	251,186	533,622	242,761	(28,017,348)	(9,878,200)
Realized gain (loss) on investments	(809)	-	2,092,315	1,956,272	7,687,272	5,051,318	16,730,114	10,231,221
Change in unrealized gain (loss) on investments	61,030	-	(2,489,375)	10,623,314	(8,762,082)	32,294,637	174,411,995	836,203,892
Reinvested capital gains	-	-	6,164,475	1,003,134	18,844,783	3,084,906	8,046,845	1,052,405

Net increase (decrease) in contract owners’ equity resulting from operations	233,607	-	6,135,036	13,833,906	18,303,595	40,673,622	171,171,606	837,609,318

Equity transactions:
Purchase payments received from contract owners (note 3)	21,276,968	-	1,272,310	901,161	13,052,832	10,640,647	444,256,128	452,044,967
Transfers between funds	255,223	-	431,834	(201,272)	(3,892,605)	(5,213,674)	61,585,453	88,656,793
Redemptions (note 3)	(50,753)	-	(6,638,123)	(8,406,233)	(20,005,361)	(17,238,167)	(266,007,318)	(225,531,992)
Annuity benefits	-	-	(4,557)	(4,021)	(23,369)	(20,571)	(20,372)	(7,475)
Contract maintenance charges (note 2)	-	-	(20,181)	(21,562)	(694,642)	(624,230)	(46,739,903)	(39,268,844)
Contingent deferred sales charges (note 2)	(89)	-	(3,795)	(9,289)	(81,087)	(75,006)	(2,313,764)	(2,111,203)
Adjustments to maintain reserves	(43)	-	1,261	530	(1,363)	(1,523)	2,137	(207)

Net equity transactions	21,481,306	-	(4,961,251)	(7,740,686)	(11,645,595)	(12,532,524)	190,762,361	273,782,039

Net change in contract owners’ equity	21,714,913	-	1,173,785	6,093,220	6,658,000	28,141,098	361,933,967	1,111,391,357
Contract owners’ equity beginning of period	-	-	55,025,478	48,932,258	170,943,231	142,802,133	4,915,538,754	3,804,147,397

Contract owners’ equity end of period	$21,714,913	-	56,199,263	55,025,478	177,601,231	170,943,231	5,277,472,721	4,915,538,754

CHANGES IN UNITS:
Beginning units	-	-	2,696,763	3,121,609	8,531,980	9,244,748	352,795,401	331,857,633
Units purchased	2,229,274	-	178,449	137,357	1,735,984	1,659,063	47,802,139	62,015,267
Units redeemed	(85,487)	-	(407,686)	(562,203)	(2,297,794)	(2,371,831)	(34,337,750)	(41,077,499)

Ending units	2,143,787	-	2,467,526	2,696,763	7,970,170	8,531,980	366,259,790	352,795,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,188,798)	4,134,690	(1,697,538)	(1,879,078)	(3,715,998)	(3,242,229)	(13,275,403)	(7,846,368)
Realized gain (loss) on investments	2,375,634	357,522	2,330,212	304,128	2,142,219	(1,392,479)	60,342,372	18,777,719
Change in unrealized gain (loss) on investments	40,356,593	(61,671,830)	(61,252)	41,606,303	22,797,673	69,808,562	89,714,927	383,090,590
Reinvested capital gains	15,194,522	429,639	-	-	-	-	17,195,120	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,737,951	(56,749,979)	571,422	40,031,353	21,223,894	65,173,854	153,977,016	394,021,941

Equity transactions:
Purchase payments received from contract owners (note 3)	278,721,804	281,696,970	42,466,658	33,354,606	73,541,118	55,861,759	337,172,403	328,793,812
Transfers between funds	29,099,141	165,847,527	(4,335,173)	(3,093,553)	(15,506,884)	(10,169,335)	(75,266,251)	(132,755,812)
Redemptions (note 3)	(91,640,033)	(107,438,108)	(16,656,228)	(11,052,750)	(27,100,315)	(19,440,978)	(101,294,208)	(110,562,160)
Annuity benefits	(47,309)	(36,367)	(5,549)	(8,048)	(6,092)	(5,601)	(19,405)	(6,175)
Contract maintenance charges (note 2)	(15,003,754)	(11,181,264)	(910,762)	(767,570)	(1,191,441)	(1,043,726)	(15,636,418)	(11,612,915)
Contingent deferred sales charges (note 2)	(1,000,632)	(716,442)	(130,826)	(70,403)	(177,330)	(100,222)	(1,071,159)	(731,503)
Adjustments to maintain reserves	1,708	(1,285)	(754)	5,512	(1,207)	(1,294)	1,157	(1,386)

Net equity transactions	200,130,925	328,171,031	20,427,366	18,367,794	29,557,849	25,100,603	143,886,119	73,123,861

Net change in contract owners’ equity	253,868,876	271,421,052	20,998,788	58,399,147	50,781,743	90,274,457	297,863,135	467,145,802
Contract owners’ equity beginning of period	1,507,999,686	1,236,578,634	200,984,293	142,585,146	317,072,144	226,797,687	1,724,591,166	1,257,445,364

Contract owners’ equity end of period	$1,761,868,562	1,507,999,686	221,983,081	200,984,293	367,853,887	317,072,144	2,022,454,301	1,724,591,166

CHANGES IN UNITS:
Beginning units	135,018,265	106,649,138	13,261,501	11,903,007	23,231,955	21,178,621	141,379,875	135,436,985
Units purchased	39,321,455	49,887,834	3,914,058	3,895,861	6,838,787	6,301,206	35,498,465	41,035,996
Units redeemed	(21,919,608)	(21,518,707)	(2,541,675)	(2,537,367)	(4,690,882)	(4,247,872)	(24,195,131)	(35,093,106)

Ending units	152,420,112	135,018,265	14,633,884	13,261,501	25,379,860	23,231,955	152,683,209	141,379,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GEM2		GIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,044,593	257,166	(7,340)	(225)	(158,564)	(5,217)	206,728	(227)
Realized gain (loss) on investments	64,072	(153,370)	104,892	1,547	233,390	(33,438)	26,578	1,577
Change in unrealized gain (loss) on investments	(3,501,442)	200,290	(456,285)	(2,075)	(2,809,615)	24,363	(969,062)	8,943
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,392,777)	304,086	(358,733)	(753)	(2,734,789)	(14,292)	(735,756)	10,293

Equity transactions:
Purchase payments received from contract owners (note 3)	5,390,738	(115)	216,562	-	6,217,527	-	344,395	56,408
Transfers between funds	64,087,672	(202,153)	13,819,023	68,304	59,208,188	(44,791)	24,315,236	(764)
Redemptions (note 3)	(6,570,634)	(1,007,410)	(1,749,956)	(27,089)	(3,776,115)	(103,410)	(1,614,288)	(2,297)
Annuity benefits	(302)	(311)	(2,240)	(558)	(1,537)	-	(3,213)	-
Contract maintenance charges (note 2)	(3,413)	(721)	(4,337)	(105)	(2,895)	(281)	(5,845)	(27)
Contingent deferred sales charges (note 2)	(28,703)	(374)	(2,470)	-	(9,810)	(10)	(766)	-
Adjustments to maintain reserves	(574)	(65)	1,939	(253)	(615)	(34)	20,256	(46)

Net equity transactions	62,874,784	(1,211,149)	12,278,521	40,299	61,634,743	(148,526)	23,055,775	53,274

Net change in contract owners’ equity	61,482,007	(907,063)	11,919,788	39,546	58,899,954	(162,818)	22,320,019	63,567
Contract owners’ equity beginning of period	5,139,688	6,046,751	249,072	209,526	924,616	1,087,434	101,582	38,015

Contract owners’ equity end of period	$66,621,695	5,139,688	12,168,860	249,072	59,824,570	924,616	22,421,601	101,582

CHANGES IN UNITS:
Beginning units	255,684	317,408	14,366	8,617	28,105	32,659	8,336	3,168
Units purchased	5,581,827	657	674,713	6,957	2,371,315	-	1,772,647	5,412
Units redeemed	(2,505,762)	(62,381)	(110,558)	(1,208)	(344,582)	(4,554)	(142,561)	(244)

Ending units	3,331,749	255,684	578,521	14,366	2,054,838	28,105	1,638,422	8,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$692,621	(265,362)	(394,853)	(270,888)	(261,455)	(217,238)	(14,607)	(12,787)
Realized gain (loss) on investments	921,024	856,710	3,810,006	3,100,663	2,569,130	1,174,613	559,104	217,622
Change in unrealized gain (loss) on investments	(2,699,156)	3,345,706	(12,614,582)	21,948,594	(5,892,663)	8,335,590	(341,829)	699,071
Reinvested capital gains	-	-	13,354,869	3,368,774	5,023,291	1,441,113	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,085,511)	3,937,054	4,155,440	28,147,143	1,438,303	10,734,078	202,668	903,906

Equity transactions:
Purchase payments received from contract owners (note 3)	6,165,229	3,144,175	762,769	820,469	400,014	2,956,992	212,900	184,872
Transfers between funds	6,157,350	(288,273)	(3,015,654)	(359,220)	(5,138,146)	954,184	(1,149,948)	585,572
Redemptions (note 3)	(2,870,429)	(1,644,743)	(8,901,463)	(10,085,648)	(2,911,169)	(1,785,782)	(371,183)	(268,877)
Annuity benefits	-	-	(11,188)	(10,256)	-	-	-	-
Contract maintenance charges (note 2)	(166,392)	(126,503)	(33,274)	(35,831)	(208,049)	(200,966)	(973)	(1,098)
Contingent deferred sales charges (note 2)	(26,716)	(11,000)	(1,954)	(3,816)	(16,044)	(15,317)	(6,645)	(579)
Adjustments to maintain reserves	(464)	(546)	123	1,009	(511)	(584)	(64)	(73)

Net equity transactions	9,258,578	1,073,110	(11,200,641)	(9,673,293)	(7,873,905)	1,908,527	(1,315,913)	499,817

Net change in contract owners’ equity	8,173,067	5,010,164	(7,045,201)	18,473,850	(6,435,602)	12,642,605	(1,113,245)	1,403,723
Contract owners’ equity beginning of period	29,543,767	24,533,603	88,961,115	70,487,265	36,797,573	24,154,968	3,790,960	2,387,237

Contract owners’ equity end of period	$37,716,834	29,543,767	81,915,914	88,961,115	30,361,971	36,797,573	2,677,715	3,790,960

CHANGES IN UNITS:
Beginning units	3,288,584	3,157,577	7,038,080	7,916,101	2,987,351	2,768,451	271,583	234,137
Units purchased	1,857,996	867,070	97,692	451,250	248,034	1,706,303	79,163	191,742
Units redeemed	(839,851)	(736,063)	(974,591)	(1,329,271)	(889,102)	(1,487,403)	(175,061)	(154,296)

Ending units	4,306,729	3,288,584	6,161,181	7,038,080	2,346,283	2,987,351	175,685	271,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,306,874)	(1,620,160)	290,583	(106,615)	17,781,484	2,950,030	26,795,631	1,198,870
Realized gain (loss) on investments	24,903,697	8,279,074	933,506	1,095,950	6,465,329	4,075,094	67,415,036	20,706,640
Change in unrealized gain (loss) on investments	(10,727,335)	44,612,301	(2,214,646)	6,397,680	(20,605,886)	166,116,441	(99,726,233)	374,973,405
Reinvested capital gains	-	-	2,525,526	870,113	51,066,330	38,377,324	95,586,860	76,079,358

Net increase (decrease) in contract owners’ equity resulting from operations	12,869,488	51,271,215	1,534,969	8,257,128	54,707,257	211,518,889	90,071,294	472,958,273

Equity transactions:
Purchase payments received from contract owners (note 3)	5,941,690	6,907,233	16,799,491	12,436,169	274,623,378	322,091,395	77,341,783	91,646,044
Transfers between funds	(19,955,839)	(9,038,284)	(225,744)	1,529,630	(10,701,229)	(14,371,945)	19,053,552	54,730,284
Redemptions (note 3)	(27,143,258)	(21,691,893)	(3,546,740)	(5,071,473)	(107,038,566)	(124,515,141)	(150,554,848)	(80,050,061)
Annuity benefits	(7,255)	(6,555)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(761,325)	(751,996)	(4,174)	(3,756)	(19,094,307)	(15,071,262)	(29,995,449)	(27,081,457)
Contingent deferred sales charges (note 2)	(74,711)	(107,582)	(19,403)	(28,945)	(1,245,207)	(864,871)	(1,228,799)	(1,036,355)
Adjustments to maintain reserves	(1,114)	(307)	(323)	(298)	(1,250)	(1,166)	(1,298)	(1,085)

Net equity transactions	(42,001,812)	(24,689,384)	13,003,107	8,861,327	136,542,819	167,267,010	(85,385,059)	38,207,370

Net change in contract owners’ equity	(29,132,324)	26,581,831	14,538,076	17,118,455	191,250,076	378,785,899	4,686,235	511,165,643
Contract owners’ equity beginning of period	178,984,950	152,403,119	45,281,166	28,162,711	1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441

Contract owners’ equity end of period	$149,852,626	178,984,950	59,819,242	45,281,166	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084

CHANGES IN UNITS:
Beginning units	13,130,785	15,266,456	3,708,333	2,931,734	159,209,883	145,128,586	237,108,265	233,768,591
Units purchased	2,146,418	2,908,543	1,863,388	1,777,959	28,580,380	40,492,172	15,401,714	17,803,307
Units redeemed	(5,223,673)	(5,044,214)	(791,456)	(1,001,360)	(17,671,090)	(26,410,875)	(22,308,455)	(14,463,633)

Ending units	10,053,530	13,130,785	4,780,265	3,708,333	170,119,173	159,209,883	230,201,524	237,108,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,753,773	1,277,114	25,519,851	3,945,715	3,392,791	(614,970)	7,172,979	1,920,682
Realized gain (loss) on investments	5,735,819	9,223,433	52,889,239	5,146,672	18,895,905	21,939,837	11,580,525	10,364,249
Change in unrealized gain (loss) on investments	(19,729,786)	2,142,758	(61,562,198)	308,281,833	(43,977,377)	39,571,554	(19,689,141)	42,004,293
Reinvested capital gains	22,107,362	11,557,662	68,768,783	64,898,963	33,079,037	16,755,205	21,975,973	16,216,497

Net increase (decrease) in contract owners’ equity resulting from operations	12,867,168	24,200,967	85,615,675	382,273,183	11,390,356	77,651,626	21,040,336	70,505,721

Equity transactions:
Purchase payments received from contract owners (note 3)	56,164,864	97,636,457	102,757,302	358,969,982	31,807,624	28,834,701	86,347,767	105,311,415
Transfers between funds	(544,234)	(85,749,712)	(644,561)	16,790,228	(2,201,208)	(14,429,598)	(19,654,367)	(29,068,116)
Redemptions (note 3)	(59,260,330)	(53,003,467)	(138,665,930)	(98,600,078)	(46,869,260)	(53,566,208)	(45,622,651)	(35,901,260)
Annuity benefits	(1,945)	-	(4,591)	-	-	-	(23,752)	(9,686)
Contract maintenance charges (note 2)	(7,635,767)	(7,295,056)	(28,255,430)	(23,404,140)	(2,115,849)	(2,097,125)	(8,108,310)	(7,129,959)
Contingent deferred sales charges (note 2)	(606,071)	(583,882)	(1,309,185)	(1,134,181)	(209,771)	(173,142)	(504,361)	(397,898)
Adjustments to maintain reserves	(918)	(889)	(6,617)	(1,696)	(608)	(716)	(980)	(482)

Net equity transactions	(11,884,401)	(48,996,549)	(66,129,012)	252,620,115	(19,589,072)	(41,432,088)	12,433,346	32,804,014

Net change in contract owners’ equity	982,767	(24,795,582)	19,486,663	634,893,298	(8,198,716)	36,219,538	33,473,682	103,309,735
Contract owners’ equity beginning of period	736,273,959	761,069,541	2,881,167,187	2,246,273,889	405,457,133	369,237,595	826,489,010	723,179,275

Contract owners’ equity end of period	$737,256,726	736,273,959	2,900,653,850	2,881,167,187	397,258,417	405,457,133	859,962,692	826,489,010

CHANGES IN UNITS:
Beginning units	63,620,813	67,968,499	234,566,759	212,166,284	33,028,201	36,890,388	68,643,015	65,866,801
Units purchased	12,689,991	17,149,770	17,162,791	42,906,460	4,163,830	6,136,201	9,696,272	13,198,941
Units redeemed	(13,736,293)	(21,497,456)	(22,441,810)	(20,505,985)	(5,753,756)	(9,998,388)	(8,662,293)	(10,422,727)

Ending units	62,574,511	63,620,813	229,287,740	234,566,759	31,438,275	33,028,201	69,676,994	68,643,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCBD1		NVCBD2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,870	21,552	850,621	809,960	444,034	58,510	(227,018)	(31,828)
Realized gain (loss) on investments	(19,689)	20,174	1,566,087	1,578,539	63,242	183,148	5,723,922	3,205,948
Change in unrealized gain (loss) on investments	39,514	(177,322)	931,369	(7,867,022)	1,250,482	(3,026,690)	8,168,552	29,966,606
Reinvested capital gains	-	25,848	-	1,172,463	-	1,032,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,695	(109,748)	3,348,077	(4,306,060)	1,757,758	(1,753,002)	13,665,456	33,140,726

Equity transactions:
Purchase payments received from contract owners (note 3)	72,367	34,348	6,223,677	7,137,891	9,436,453	6,571,751	1,388,722	1,452,780
Transfers between funds	1,269,354	(376,476)	220,288	2,506,537	6,499,531	149,119	(779,712)	(1,505,311)
Redemptions (note 3)	(311,263)	(536,412)	(17,663,776)	(14,175,679)	(2,989,702)	(3,009,953)	(14,770,629)	(16,439,106)
Annuity benefits	-	-	(6,637)	(7,009)	-	-	(67,818)	(68,900)
Contract maintenance charges (note 2)	(664)	(853)	(519,743)	(494,674)	(389,497)	(308,915)	(76,911)	(83,309)
Contingent deferred sales charges (note 2)	(322)	(1,429)	(47,467)	(59,901)	(22,855)	(18,012)	(3,522)	(5,617)
Adjustments to maintain reserves	(70)	(46)	(872)	(1,091)	(606)	(547)	(77,007)	18,807

Net equity transactions	1,029,402	(880,868)	(11,794,530)	(5,093,926)	12,533,324	3,383,443	(14,386,877)	(16,630,656)

Net change in contract owners’ equity	1,107,097	(990,616)	(8,446,453)	(9,399,986)	14,291,082	1,630,441	(721,421)	16,510,070
Contract owners’ equity beginning of period	2,298,921	3,289,537	110,008,519	119,408,505	50,288,214	48,657,773	136,279,120	119,769,050

Contract owners’ equity end of period	$3,406,018	2,298,921	101,562,066	110,008,519	64,579,296	50,288,214	135,557,699	136,279,120

CHANGES IN UNITS:
Beginning units	190,072	263,240	9,372,371	9,816,211	3,944,916	3,683,753	1,835,389	2,096,623
Units purchased	164,202	77,840	2,721,337	2,313,571	1,895,362	1,180,426	30,969	38,235
Units redeemed	(82,710)	(151,008)	(3,725,283)	(2,757,411)	(935,658)	(919,263)	(230,345)	(299,469)

Ending units	271,564	190,072	8,368,425	9,372,371	4,904,620	3,944,916	1,636,013	1,835,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF2		GBF		CAF		CAF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,068,661)	(990,787)	1,243,595	1,180,058	(348,878)	(223,760)	(480,979)	(175,207)
Realized gain (loss) on investments	18,691,833	7,066,711	(6,162,769)	(4,448,056)	2,584,183	2,735,912	1,653,582	885,970
Change in unrealized gain (loss) on investments	(3,628,055)	32,748,740	13,765,658	(19,824,332)	1,178,771	5,910,351	2,720,110	6,764,634
Reinvested capital gains	-	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,995,117	38,824,664	8,846,484	(19,318,146)	3,414,076	8,422,503	3,892,713	7,475,397

Equity transactions:
Purchase payments received from contract owners (note 3)	3,206,870	3,647,592	6,812,460	10,231,676	671,931	649,735	9,408,961	8,682,256
Transfers between funds	(7,478,757)	(9,988,532)	(4,090,011)	(2,886,217)	174,454	(809,564)	2,226,525	(11,698)
Redemptions (note 3)	(26,852,490)	(21,843,158)	(44,066,396)	(49,915,208)	(3,652,979)	(4,084,927)	(1,268,274)	(743,922)
Annuity benefits	(5,335)	(5,008)	(20,547)	(24,283)	(5,386)	(4,122)	-	-
Contract maintenance charges (note 2)	(606,481)	(615,149)	(1,066,711)	(1,063,931)	(24,402)	(26,234)	(259,585)	(206,139)
Contingent deferred sales charges (note 2)	(64,198)	(99,930)	(92,107)	(167,967)	(4,255)	(977)	(20,417)	(7,338)
Adjustments to maintain reserves	(894)	(481)	(6,380)	(93)	855	402	(493)	(414)

Net equity transactions	(31,801,285)	(28,904,666)	(42,529,692)	(43,826,023)	(2,839,782)	(4,275,687)	10,086,717	7,712,745

Net change in contract owners’ equity	(17,806,168)	9,919,998	(33,683,208)	(63,144,169)	574,294	4,146,816	13,979,430	15,188,142
Contract owners’ equity beginning of period	158,840,588	148,920,590	305,366,571	368,510,740	36,342,616	32,195,800	38,538,816	23,350,674

Contract owners’ equity end of period	$141,034,420	158,840,588	271,683,363	305,366,571	36,916,910	36,342,616	52,518,246	38,538,816

CHANGES IN UNITS:
Beginning units	8,102,028	9,811,244	20,054,696	22,621,715	1,371,740	1,556,489	2,980,072	2,300,514
Units purchased	1,442,603	1,033,041	4,425,391	5,643,291	58,379	39,125	1,393,431	1,286,149
Units redeemed	(3,053,431)	(2,742,257)	(7,535,816)	(8,210,310)	(159,373)	(223,874)	(654,276)	(606,591)

Ending units	6,491,200	8,102,028	16,944,271	20,054,696	1,270,746	1,371,740	3,719,227	2,980,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIX8		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,604	-	584,006	381,290	(349,304)	(567,842)	3,316,789	3,232,168
Realized gain (loss) on investments	23	-	563,031	458,755	3,418,498	(11,494,309)	2,687,824	2,185,469
Change in unrealized gain (loss) on investments	(5,591)	-	(4,211,539)	3,698,239	4,007,471	63,244,804	23,259,766	82,777,928
Reinvested capital gains	-	-	-	-	-	-	4,291,243	8,256,324

Net increase (decrease) in contract owners’ equity resulting from operations	(3,964)	-	(3,064,502)	4,538,284	7,076,665	51,182,653	33,555,622	96,451,889

Equity transactions:
Purchase payments received from contract owners (note 3)	59,343	-	10,940,722	7,647,946	19,434,532	11,518,233	197,296,101	247,414,093
Transfers between funds	2,050	-	1,262,261	1,658,893	(2,398,773)	(4,732,314)	1,124,375	12,212,086
Redemptions (note 3)	-	-	(2,171,205)	(1,480,400)	(44,563,246)	(54,480,804)	(41,293,780)	(37,109,984)
Annuity benefits	-	-	-	-	(11,715)	(20,996)	-	-
Contract maintenance charges (note 2)	-	-	(123,909)	(94,335)	(32,444)	(36,810)	(10,707,331)	(7,698,160)
Contingent deferred sales charges (note 2)	-	-	(8,043)	(9,638)	(28,636)	(86,733)	(583,682)	(474,632)
Adjustments to maintain reserves	(3)	-	(500)	(564)	(41,710)	610	(875)	(881)

Net equity transactions	61,390	-	9,899,326	7,721,902	(27,641,992)	(47,838,814)	145,834,808	214,342,522

Net change in contract owners’ equity	57,426	-	6,834,824	12,260,186	(20,565,327)	3,343,839	179,390,430	310,794,411
Contract owners’ equity beginning of period	-	-	32,543,493	20,283,307	232,733,212	229,389,373	1,036,338,855	725,544,444

Contract owners’ equity end of period	$57,426	-	39,378,317	32,543,493	212,167,885	232,733,212	1,215,729,285	1,036,338,855

CHANGES IN UNITS:
Beginning units	-	-	3,121,010	2,316,939	10,396,960	12,793,695	69,467,461	54,359,537
Units purchased	5,570	-	1,699,522	1,442,782	1,860,247	1,594,424	16,261,501	21,624,561
Units redeemed	(41)	-	(718,972)	(638,711)	(3,105,604)	(3,991,159)	(6,645,641)	(6,516,637)

Ending units	5,529	-	4,101,560	3,121,010	9,151,603	10,396,960	79,083,321	69,467,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,228,885	3,644,209	1,861,983	1,493,927	3,771,030	4,034,040	762,978	(384,928)
Realized gain (loss) on investments	18,582,065	9,321,882	11,274,517	7,107,584	36,346,371	11,964,272	9,893,006	3,147,074
Change in unrealized gain (loss) on investments	10,154,439	182,261,572	(17,887,030)	2,751,459	56,426,681	348,297,316	25,300,394	215,946,893
Reinvested capital gains	20,674,964	19,732,678	20,662,922	10,375,117	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,640,353	214,960,341	15,912,392	21,728,087	96,544,082	364,295,628	35,956,378	218,709,039

Equity transactions:
Purchase payments received from contract owners (note 3)	42,414,017	61,212,142	53,942,691	83,482,597	101,117,267	284,295,285	35,629,825	42,233,587
Transfers between funds	14,024,647	34,778,146	(21,476,900)	(17,228,242)	(19,304,990)	(6,580,057)	(26,102,382)	(47,142,995)
Redemptions (note 3)	(55,409,035)	(28,552,558)	(59,190,835)	(67,742,399)	(284,587,314)	(263,704,911)	(178,920,050)	(223,472,867)
Annuity benefits	(1,897)	-	(964)	(11,591)	(67,929)	(104,019)	(14,713)	(5,053)
Contract maintenance charges (note 2)	(15,938,616)	(14,290,387)	(6,420,457)	(6,040,452)	(19,276,316)	(16,046,645)	(4,269,051)	(4,327,301)
Contingent deferred sales charges (note 2)	(543,438)	(440,261)	(590,382)	(744,318)	(991,382)	(1,027,922)	(276,514)	(514,099)
Adjustments to maintain reserves	(628)	(544)	(941)	(893)	(1,779)	(752)	(2,788)	(42,136)

Net equity transactions	(15,454,950)	52,706,538	(33,737,788)	(8,285,298)	(223,112,443)	(3,169,021)	(173,955,673)	(233,270,864)

Net change in contract owners’ equity	37,185,403	267,666,879	(17,825,396)	13,442,789	(126,568,361)	361,126,607	(137,999,295)	(14,561,825)
Contract owners’ equity beginning of period	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990	1,165,132,937	1,179,694,762

Contract owners’ equity end of period	$1,487,796,624	1,450,611,221	667,796,025	685,621,421	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937

CHANGES IN UNITS:
Beginning units	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138	55,228,742	67,732,226
Units purchased	6,348,438	9,093,441	9,987,756	15,032,910	16,421,758	30,209,511	6,552,498	10,395,702
Units redeemed	(7,260,876)	(5,675,429)	(12,415,086)	(15,675,088)	(28,524,081)	(29,955,056)	(14,786,685)	(22,899,186)

Ending units	84,721,057	85,633,495	47,834,340	50,261,670	143,660,270	155,762,593	46,994,555	55,228,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		MCIF		SAM		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,425,320	1,421,339	(542,688)	(410,225)	(9,320,251)	(9,526,813)	46,959	-
Realized gain (loss) on investments	4,581,533	3,206,608	2,942,590	1,385,769	-	-	(37,070)	-
Change in unrealized gain (loss) on investments	3,557,303	54,108,601	936,634	28,255,830	-	-	(2,637,380)	-
Reinvested capital gains	16,181,522	10,241,697	7,387,306	3,139,647	-	-	1,732,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,745,678	68,978,245	10,723,842	32,371,021	(9,320,251)	(9,526,813)	(894,724)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	64,664,278	98,468,182	20,952,672	16,050,164	212,668,788	215,193,806	215,496	-
Transfers between funds	3,749,465	(25,500,751)	(1,574,505)	(5,295,212)	140,594,086	92,501,936	35,105,375	-
Redemptions (note 3)	(72,180,347)	(88,828,435)	(13,725,232)	(12,026,235)	(341,393,163)	(346,859,803)	(2,795,723)	-
Annuity benefits	(52,094)	(74,848)	(16,116)	(15,185)	(86,781)	(81,947)	(5,077)	-
Contract maintenance charges (note 2)	(6,347,982)	(5,408,355)	(387,867)	(343,703)	(1,728,824)	(1,579,480)	(7,961)	-
Contingent deferred sales charges (note 2)	(419,497)	(530,759)	(70,565)	(27,604)	(392,061)	(426,416)	(887)	-
Adjustments to maintain reserves	(10,149)	356	(755)	(704)	(1,555)	2,431	3,885	-

Net equity transactions	(10,596,326)	(21,874,610)	5,177,632	(1,658,479)	9,660,490	(41,249,473)	32,515,108	-

Net change in contract owners’ equity	16,149,352	47,103,635	15,901,474	30,712,542	340,239	(50,776,286)	31,620,384	-
Contract owners’ equity beginning of period	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653	-	-

Contract owners’ equity end of period	$858,198,052	842,048,700	152,346,903	136,445,429	619,515,606	619,175,367	31,620,384	-

CHANGES IN UNITS:
Beginning units	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551	-	-
Units purchased	8,236,209	12,243,873	1,242,842	1,279,981	81,223,048	89,949,596	3,579,328	-
Units redeemed	(8,849,674)	(13,816,001)	(1,085,589)	(1,359,546)	(80,539,200)	(93,965,995)	(326,473)	-

Ending units	52,322,609	52,936,074	4,963,956	4,806,703	52,507,000	51,823,152	3,252,855	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$795,120	(1,073,553)	39,811	-	512,172	3,043	(89,719)	(55,639)
Realized gain (loss) on investments	14,118,060	8,188,246	(17,354)	-	(356,814)	(50,857)	933,284	628,432
Change in unrealized gain (loss) on investments	(26,591,132)	21,276,909	(472,369)	-	(6,960,813)	136,627	(705,247)	1,555,286
Reinvested capital gains	7,808,288	-	-	-	-	-	753,866	727,199

Net increase (decrease) in contract owners’ equity resulting from operations	(3,869,664)	28,391,602	(449,912)	-	(6,805,455)	88,813	892,184	2,855,278

Equity transactions:
Purchase payments received from contract owners (note 3)	5,577,747	4,916,851	53,581	-	3,047,706	-	160,044	242,336
Transfers between funds	(647,179)	(7,524,019)	4,900,800	-	67,219,019	-	(638,043)	373,589
Redemptions (note 3)	(25,860,547)	(21,852,449)	(424,942)	-	(4,211,029)	(86,340)	(1,197,187)	(1,425,747)
Annuity benefits	(2,933)	(2,875)	-	-	(1,128)	-	(2,166)	(1,915)
Contract maintenance charges (note 2)	(759,448)	(752,829)	(1,020)	-	(313,428)	(48)	(4,522)	(5,050)
Contingent deferred sales charges (note 2)	(62,350)	(107,512)	(865)	-	(15,932)	(1)	(1,799)	(3,007)
Adjustments to maintain reserves	(1,061)	(604)	(48)	-	15,449	(29)	219	173

Net equity transactions	(21,755,771)	(25,323,437)	4,527,506	-	65,740,657	(86,418)	(1,683,454)	(819,621)

Net change in contract owners’ equity	(25,625,435)	3,068,165	4,077,594	-	58,935,202	2,395	(791,270)	2,035,657
Contract owners’ equity beginning of period	164,345,189	161,277,024	-	-	519,923	517,528	11,228,754	9,193,097

Contract owners’ equity end of period	$138,719,754	164,345,189	4,077,594	-	59,455,125	519,923	10,437,484	11,228,754

CHANGES IN UNITS:
Beginning units	15,025,508	17,611,397	-	-	30,305	35,976	831,103	904,873
Units purchased	3,025,246	2,506,966	509,483	-	4,712,729	-	109,425	196,058
Units redeemed	(5,041,387)	(5,092,855)	(57,652)	-	(827,753)	(5,671)	(231,844)	(269,828)

Ending units	13,009,367	15,025,508	451,831	-	3,915,281	30,305	708,684	831,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,665,562)	(1,314,223)	(5,623)	3,365	(349,814)	(175,528)	(2,545,327)	(2,514,259)
Realized gain (loss) on investments	7,654,588	7,953,860	401,558	347,603	3,875,318	2,597,079	11,028,170	11,119,281
Change in unrealized gain (loss) on investments	(4,922,472)	17,856,229	(452,873)	597,484	(4,765,139)	10,501,690	(27,291,596)	37,480,023
Reinvested capital gains	8,828,520	8,372,121	467,036	205,263	7,154,250	2,857,534	23,316,178	13,715,129

Net increase (decrease) in contract owners’ equity resulting from operations	9,895,074	32,867,987	410,098	1,153,715	5,914,615	15,780,775	4,507,425	59,800,174

Equity transactions:
Purchase payments received from contract owners (note 3)	10,339,499	8,659,496	164,487	77,937	13,157,972	10,206,456	2,024,324	1,944,092
Transfers between funds	(6,500,096)	(4,500,155)	347,312	1,025,148	(734,091)	(715,869)	(4,488,324)	(4,118,396)
Redemptions (note 3)	(16,710,534)	(15,239,081)	(872,160)	(641,691)	(6,115,391)	(6,001,839)	(20,237,071)	(22,846,176)
Annuity benefits	(15,258)	(13,112)	-	-	-	-	(24,320)	(24,199)
Contract maintenance charges (note 2)	(435,691)	(420,515)	(1,557)	(1,448)	(294,495)	(234,449)	(94,484)	(102,833)
Contingent deferred sales charges (note 2)	(46,633)	(59,343)	(92)	(1,040)	(32,475)	(22,018)	(3,239)	(6,301)
Adjustments to maintain reserves	(1,253)	(1,251)	(90)	(79)	(762)	(856)	4,378	5,725

Net equity transactions	(13,369,966)	(11,573,961)	(362,100)	458,827	5,980,758	3,231,425	(22,818,736)	(25,148,088)

Net change in contract owners’ equity	(3,474,892)	21,294,026	47,998	1,612,542	11,895,373	19,012,200	(18,311,311)	34,652,086
Contract owners’ equity beginning of period	127,673,167	106,379,141	4,820,743	3,208,201	67,465,993	48,453,793	207,294,431	172,642,345

Contract owners’ equity end of period	$124,198,275	127,673,167	4,868,741	4,820,743	79,361,366	67,465,993	188,983,120	207,294,431

CHANGES IN UNITS:
Beginning units	9,742,636	10,753,793	320,482	284,923	5,423,937	5,175,853	14,421,413	16,471,475
Units purchased	1,831,749	2,135,881	89,499	172,007	2,004,424	1,853,462	204,661	235,016
Units redeemed	(2,850,546)	(3,147,038)	(113,220)	(136,448)	(1,544,386)	(1,605,378)	(1,820,266)	(2,285,078)

Ending units	8,723,839	9,742,636	296,761	320,482	5,883,975	5,423,937	12,805,808	14,421,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,993,029)	(2,060,024)	283	41	(247,610)	(882,704)	(90,191)	(86,942)
Realized gain (loss) on investments	9,981,324	12,582,195	95	1	15,922,544	15,813,550	397,717	344,030
Change in unrealized gain (loss) on investments	(21,267,597)	19,591,119	(2,307)	258	(41,514,698)	53,762,384	(1,220,129)	1,727,694
Reinvested capital gains	15,526,527	9,235,792	5,073	162	69,321,363	12,969,050	929,035	375,867

Net increase (decrease) in contract owners’ equity resulting from operations	2,247,225	39,349,082	3,144	462	43,481,599	81,662,280	16,432	2,360,649

Equity transactions:
Purchase payments received from contract owners (note 3)	6,728,047	4,899,027	17,686	3,500	10,953,714	6,893,216	79,943	264,629
Transfers between funds	(1,662,315)	(10,747,040)	(142)	(53)	(1,926,074)	(8,193,614)	(658,374)	(707,959)
Redemptions (note 3)	(18,957,242)	(16,135,056)	(753)	-	(37,747,280)	(35,672,300)	(605,661)	(869,566)
Annuity benefits	(4,020)	(3,565)	-	-	(5,208)	(3,682)	(2,713)	(2,479)
Contract maintenance charges (note 2)	(535,624)	(526,312)	(29)	-	(580,842)	(562,248)	(2,450)	(2,582)
Contingent deferred sales charges (note 2)	(49,257)	(70,606)	-	-	(55,200)	(76,477)	(393)	(2,556)
Adjustments to maintain reserves	(1,160)	(1,218)	(3)	(4)	(1,285)	(874)	(79)	(138)

Net equity transactions	(14,481,571)	(22,584,770)	16,759	3,443	(29,362,175)	(37,615,979)	(1,189,727)	(1,320,651)

Net change in contract owners’ equity	(12,234,346)	16,764,312	19,903	3,905	14,119,424	44,046,301	(1,173,295)	1,039,998
Contract owners’ equity beginning of period	135,720,139	118,955,827	3,905	-	301,049,158	257,002,857	7,648,776	6,608,778

Contract owners’ equity end of period	$123,485,793	135,720,139	23,808	3,905	315,168,582	301,049,158	6,475,481	7,648,776

CHANGES IN UNITS:
Beginning units	9,737,422	11,668,408	329	-	20,097,001	22,970,709	729,385	896,886
Units purchased	2,118,108	1,635,440	1,475	334	3,029,806	2,542,787	75,686	162,307
Units redeemed	(3,201,572)	(3,566,426)	(85)	(5)	(4,900,581)	(5,416,495)	(196,966)	(329,808)

Ending units	8,653,958	9,737,422	1,719	329	18,226,226	20,097,001	608,105	729,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF2		SCVF		SCVF2		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(380,680)	(327,584)	(300,717)	(192,896)	(425,147)	(270,565)	(911,542)	(934,389)
Realized gain (loss) on investments	1,660,723	931,547	1,716,791	888,031	3,330,678	4,709,387	831,020	58,965
Change in unrealized gain (loss) on investments	(4,632,035)	5,304,918	(2,903,069)	11,375,974	(4,520,325)	5,126,121	(12,430,775)	26,470,463
Reinvested capital gains	3,531,895	1,202,349	3,389,801	-	3,304,920	-	11,848,900	-

Net increase (decrease) in contract owners’ equity resulting from operations	179,903	7,111,230	1,902,806	12,071,109	1,690,126	9,564,943	(662,397)	25,595,039

Equity transactions:
Purchase payments received from contract owners (note 3)	5,127,273	3,242,452	552,119	704,531	5,196,088	5,099,390	1,250,904	1,125,233
Transfers between funds	(1,203,713)	(1,181,868)	(3,222,267)	2,036,332	(2,632,436)	2,286,531	(1,936,271)	(1,533,820)
Redemptions (note 3)	(2,927,462)	(2,121,269)	(4,251,106)	(5,958,128)	(3,610,230)	(3,483,108)	(8,265,810)	(10,422,877)
Annuity benefits	(1,732)	(1,545)	(14,284)	(10,224)	(342)	(337)	(19,184)	(18,147)
Contract maintenance charges (note 2)	(67,219)	(53,206)	(13,278)	(14,615)	(68,916)	(63,558)	(30,661)	(33,859)
Contingent deferred sales charges (note 2)	(35,769)	(12,073)	(3,420)	(7,111)	(17,332)	(12,600)	(3,674)	(7,787)
Adjustments to maintain reserves	(658)	(663)	6,706	1,482	(835)	(534)	888	703

Net equity transactions	890,720	(128,172)	(6,945,530)	(3,247,733)	(1,134,003)	3,825,784	(9,003,808)	(10,890,554)

Net change in contract owners’ equity	1,070,623	6,983,058	(5,042,724)	8,823,376	556,123	13,390,727	(9,666,205)	14,704,485
Contract owners’ equity beginning of period	24,475,921	17,492,863	41,133,820	32,310,444	36,927,100	23,536,373	85,359,518	70,655,033

Contract owners’ equity end of period	$25,546,544	24,475,921	36,091,096	41,133,820	37,483,223	36,927,100	75,693,313	85,359,518

CHANGES IN UNITS:
Beginning units	1,124,666	1,133,372	1,227,066	1,335,920	1,171,234	1,031,471	1,570,642	1,793,384
Units purchased	464,558	482,851	42,695	192,481	321,255	644,489	48,217	55,137
Units redeemed	(430,098)	(491,557)	(249,645)	(301,335)	(359,256)	(504,726)	(199,891)	(277,879)

Ending units	1,159,126	1,124,666	1,020,116	1,227,066	1,133,233	1,171,234	1,418,968	1,570,642

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF2		MSBF		NVSTB2		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(711,537)	(648,748)	3,479,438	3,501,054	(607,872)	(344,783)	(2,325,507)	(1,985,008)
Realized gain (loss) on investments	3,106,957	4,214,308	1,814,311	2,941,631	249,795	205,999	16,804,023	13,659,202
Change in unrealized gain (loss) on investments	(10,393,530)	12,116,439	(1,262,611)	(11,224,554)	(925,509)	(1,169,640)	(26,781,572)	93,705,547
Reinvested capital gains	7,491,305	-	-	-	-	74,607	38,518,486	-

Net increase (decrease) in contract owners’ equity resulting from operations	(506,805)	15,681,999	4,031,138	(4,781,869)	(1,283,586)	(1,233,817)	26,215,430	105,379,741

Equity transactions:
Purchase payments received from contract owners (note 3)	3,606,625	3,524,388	24,659,174	22,803,618	27,370,322	22,069,512	4,005,353	4,512,072
Transfers between funds	(2,137,776)	(4,736,453)	15,233,436	14,072,143	1,628,765	9,496,112	(5,617,021)	(9,092,842)
Redemptions (note 3)	(5,435,803)	(5,907,865)	(15,776,431)	(13,245,947)	(10,124,469)	(8,542,123)	(39,860,031)	(47,404,079)
Annuity benefits	(3,850)	(5,100)	(1,787)	(1,795)	(5,886)	(13,201)	(77,112)	(76,151)
Contract maintenance charges (note 2)	(107,093)	(98,695)	(1,477,239)	(1,138,439)	(642,588)	(412,572)	(144,274)	(155,154)
Contingent deferred sales charges (note 2)	(17,853)	(28,736)	(128,232)	(73,459)	(87,865)	(52,678)	(14,075)	(31,297)
Adjustments to maintain reserves	(790)	(482)	(1,098)	(791)	(861)	(898)	(2,138)	11,639

Net equity transactions	(4,096,540)	(7,252,943)	22,507,823	22,415,330	18,137,418	22,544,152	(41,709,298)	(52,235,812)

Net change in contract owners’ equity	(4,603,345)	8,429,056	26,538,961	17,633,461	16,853,832	21,310,335	(15,493,868)	53,143,929
Contract owners’ equity beginning of period	51,660,307	43,231,251	187,285,523	169,652,062	99,512,892	78,202,557	382,065,391	328,921,462

Contract owners’ equity end of period	$47,056,962	51,660,307	213,824,484	187,285,523	116,366,724	99,512,892	366,571,523	382,065,391

CHANGES IN UNITS:
Beginning units	1,735,362	2,003,112	12,261,303	10,834,509	9,506,940	7,363,429	18,014,768	20,923,729
Units purchased	259,224	377,098	4,241,112	4,174,434	5,338,208	5,027,590	359,893	398,115
Units redeemed	(399,857)	(644,848)	(2,816,212)	(2,747,640)	(3,604,940)	(2,884,079)	(2,274,274)	(3,307,076)

Ending units	1,594,729	1,735,362	13,686,203	12,261,303	11,240,208	9,506,940	16,100,387	18,014,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG2		NVTIV3		EIF		EIF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,547,385)	(2,386,287)	4,905,290	490,340	6,097	(184)	(494,719)	(2,455,142)
Realized gain (loss) on investments	14,993,348	11,098,516	5,645,407	6,615,865	1,841	44	12,844,815	11,034,670
Change in unrealized gain (loss) on investments	(21,289,559)	60,547,793	(43,065,341)	32,625,894	21,292	14,682	24,612	34,795,596
Reinvested capital gains	24,782,941	-	9,146,967	2,321,659	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,939,345	69,260,022	(23,367,677)	42,053,758	29,230	14,542	12,374,708	43,375,124

Equity transactions:
Purchase payments received from contract owners (note 3)	10,752,349	7,184,728	13,858,851	13,820,987	225,997	112,532	18,648,696	16,945,188
Transfers between funds	(9,545,302)	(11,701,855)	6,174,457	(19,077,264)	(3,804)	68,385	(8,202,758)	(473,094)
Redemptions (note 3)	(35,480,041)	(36,535,415)	(29,938,877)	(23,979,032)	(2,772)	(433)	(18,312,671)	(15,355,045)
Annuity benefits	(57,672)	(50,121)	(5,257)	(4,823)	-	-	(3,307)	(3,133)
Contract maintenance charges (note 2)	(268,036)	(248,796)	(1,719,605)	(1,627,060)	(190)	-	(934,082)	(810,502)
Contingent deferred sales charges (note 2)	(68,279)	(99,271)	(114,983)	(148,592)	-	-	(82,958)	(78,201)
Adjustments to maintain reserves	(408)	(1,660)	(906)	(843)	(17)	12	(1,440)	(1,204)

Net equity transactions	(34,667,389)	(41,452,390)	(11,746,320)	(31,016,627)	219,214	180,496	(8,888,520)	224,009

Net change in contract owners’ equity	(18,728,044)	27,807,632	(35,113,997)	11,037,131	248,444	195,038	3,486,188	43,599,133
Contract owners’ equity beginning of period	252,307,783	224,500,151	255,256,537	244,219,406	195,038	-	176,799,586	133,200,453

Contract owners’ equity end of period	$233,579,739	252,307,783	220,142,540	255,256,537	443,482	195,038	180,285,774	176,799,586

CHANGES IN UNITS:
Beginning units	12,147,466	14,521,525	15,771,695	17,866,204	16,278	-	7,694,919	7,739,216
Units purchased	1,606,264	1,472,739	3,403,697	3,282,504	18,324	16,317	1,835,589	2,261,456
Units redeemed	(3,247,003)	(3,846,798)	(4,163,270)	(5,377,013)	(552)	(39)	(2,224,509)	(2,305,753)

Ending units	10,506,727	12,147,466	15,012,122	15,771,695	34,050	16,278	7,305,999	7,694,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVRE2		NVLM2		NVLCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,002,812	40,710	1,412,053	(187,379)	8,358	109	712	-
Realized gain (loss) on investments	2,098,057	4,314,416	2,420,995	4,501,549	(121)	1	5	-
Change in unrealized gain (loss) on investments	(3,729,891)	(7,343,843)	(6,702,925)	(8,917,361)	(27,928)	1,281	(5,739)	-
Reinvested capital gains	15,325,475	4,251,930	23,870,535	5,319,244	8,575	124	4,183	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,696,453	1,263,213	21,000,658	716,053	(11,116)	1,515	(839)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	730,790	810,235	14,792,773	13,614,803	1,409,568	22,000	152,284	-
Transfers between funds	2,500,423	(4,082,111)	14,931,736	(766,798)	10,548	-	(10)	-
Redemptions (note 3)	(5,487,710)	(7,391,599)	(10,597,628)	(10,410,138)	(30,843)	-	-	-
Annuity benefits	(1,843)	(1,715)	(4,934)	(4,591)	-	-	-	-
Contract maintenance charges (note 2)	(20,479)	(23,168)	(6,547)	(7,079)	(223)	-	-	-
Contingent deferred sales charges (note 2)	(4,880)	(9,107)	(43,458)	(38,214)	-	-	-	-
Adjustments to maintain reserves	(134)	(56)	(916)	(760)	(1)	(5)	(4)	-

Net equity transactions	(2,283,833)	(10,697,521)	19,071,026	2,387,223	1,389,049	21,995	152,270	-

Net change in contract owners’ equity	12,412,620	(9,434,308)	40,071,684	3,103,276	1,377,933	23,510	151,431	-
Contract owners’ equity beginning of period	55,252,607	64,686,915	72,740,800	69,637,524	23,510	-	-	-

Contract owners’ equity end of period	$67,665,227	55,252,607	112,812,484	72,740,800	1,401,443	23,510	151,431	-

CHANGES IN UNITS:
Beginning units	4,873,879	5,802,593	6,586,101	6,374,471	2,099	-	-	-
Units purchased	535,958	303,386	3,844,681	2,730,415	132,347	2,099	13,189	-
Units redeemed	(716,558)	(1,232,100)	(2,344,679)	(2,518,785)	(8,767)	-	(1)	-

Ending units	4,693,279	4,873,879	8,086,103	6,586,101	125,679	2,099	13,188	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,102,387	2,323,260	5,056,389	1,088,418	1,049,403	1,347,511	1,140,070	772,647
Realized gain (loss) on investments	27,375	-	192,726	-	42,133	-	21,402	112
Change in unrealized gain (loss) on investments	(29,199,488)	7,081,125	(11,466,719)	2,327,503	(3,364,025)	4,086,980	(883,744)	2,007,421
Reinvested capital gains	11,774,061	1,772,943	6,212,963	797,309	1,172,681	133,058	530,349	214,369

Net increase (decrease) in contract owners’ equity resulting from operations	(6,295,665)	11,177,328	(4,641)	4,213,230	(1,099,808)	5,567,549	808,077	2,994,549

Equity transactions:
Purchase payments received from contract owners (note 3)	533,541,896	203,266,604	278,241,363	94,468,194	342,412,038	116,906,207	191,025,168	69,884,199
Transfers between funds	16,112,135	8,336,632	4,321,762	1,888,064	8,154,088	2,014,734	1,793,255	35,583
Redemptions (note 3)	(6,981,824)	(340,228)	(4,671,697)	(222,209)	(4,245,087)	(141,852)	(3,174,292)	(325,416)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,049,706)	(8,500)	(1,291,676)	(3,332)	(1,694,242)	(2,646)	(901,961)	(134)
Contingent deferred sales charges (note 2)	(157,510)	(5,064)	(172,707)	(4,179)	(54,806)	(1,908)	(55,125)	(5,597)
Adjustments to maintain reserves	(373)	(77)	(378)	(89)	(423)	(61)	(309)	(58)

Net equity transactions	539,464,618	211,249,367	276,426,667	96,126,449	344,571,568	118,774,474	188,686,736	69,588,577

Net change in contract owners’ equity	533,168,953	222,426,695	276,422,026	100,339,679	343,471,760	124,342,023	189,494,813	72,583,126
Contract owners’ equity beginning of period	222,426,695	-	100,339,679	-	124,342,023	-	72,583,126	-

Contract owners’ equity end of period	$755,595,648	222,426,695	376,761,705	100,339,679	467,813,783	124,342,023	262,077,939	72,583,126

CHANGES IN UNITS:
Beginning units	20,316,134	-	9,283,008	-	11,584,365	-	6,817,671	-
Units purchased	51,679,005	20,492,498	27,408,413	9,382,465	33,126,922	11,641,549	18,417,004	6,934,103
Units redeemed	(2,602,683)	(176,364)	(2,074,811)	(99,457)	(1,213,247)	(57,184)	(841,475)	(116,432)

Ending units	69,392,456	20,316,134	34,616,610	9,283,008	43,498,040	11,584,365	24,393,200	6,817,671

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSIX2		GVEX2		NOTB4		NOTG4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,144)	58,956	1,050,353	482,024	(45,055)	(13,103)	(48,254)	(3,924)
Realized gain (loss) on investments	134,960	38,927	652,450	4,632	43,476	15,344	122,620	4,373
Change in unrealized gain (loss) on investments	(40,905)	619,805	8,828,854	2,577,644	(30,205)	109,985	(178,567)	300,359
Reinvested capital gains	820,710	-	-	-	71,892	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	856,621	717,688	10,531,657	3,064,300	40,108	112,226	(104,201)	300,808

Equity transactions:
Purchase payments received from contract owners (note 3)	12,254,561	6,135,626	91,568,835	30,585,994	6,005,026	5,452,418	4,088,039	4,260,262
Transfers between funds	2,420,070	2,381,476	26,194,743	10,376,117	283,255	(83,566)	(1,107,094)	19,314
Redemptions (note 3)	(564,126)	(161,162)	(3,250,380)	(312,974)	(338,897)	(418,616)	(56,086)	(42,904)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(24,898)	(1,741)	(77,421)	(11,486)	(260)	(7)	(58)	(3)
Contingent deferred sales charges (note 2)	(3,227)	(97)	(12,990)	(21)	(1,005)	(18,381)	(1,929)	-
Adjustments to maintain reserves	(377)	(75)	(605)	(155)	(97)	(44)	(95)	8

Net equity transactions	14,082,003	8,354,027	114,422,182	40,637,475	5,948,022	4,931,804	2,922,777	4,236,677

Net change in contract owners’ equity	14,938,624	9,071,715	124,953,839	43,701,775	5,988,130	5,044,030	2,818,576	4,537,485
Contract owners’ equity beginning of period	9,071,715	-	43,701,775	-	5,328,079	284,049	4,688,876	151,391

Contract owners’ equity end of period	$24,010,339	9,071,715	168,655,614	43,701,775	11,316,209	5,328,079	7,507,452	4,688,876

CHANGES IN UNITS:
Beginning units	723,265	-	3,743,803	-	496,927	28,003	402,119	14,748
Units purchased	1,461,556	814,374	10,966,174	3,996,319	628,398	542,655	369,990	391,628
Units redeemed	(322,974)	(91,109)	(1,712,543)	(252,516)	(79,549)	(73,731)	(121,704)	(4,257)

Ending units	1,861,847	723,265	12,997,434	3,743,803	1,045,776	496,927	650,405	402,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTMG4		PMVFHA		PMVRA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,573)	(4,354)	531	-	301	467	8,552	7,446
Realized gain (loss) on investments	32,703	8,130	171	-	(45)	(114)	9,346	2,549
Change in unrealized gain (loss) on investments	(89,239)	97,246	2,925	-	235	(1,168)	(52,209)	39,020
Reinvested capital gains	84,687	-	727	-	-	237	66,573	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,578	101,022	4,354	-	491	(578)	32,262	49,015

Equity transactions:
Purchase payments received from contract owners (note 3)	7,556,517	2,059,702	111,602	-	18,972	31,338	16,000	226,213
Transfers between funds	94,305	10,973	(2,181)	-	1,117	(15)	69,840	(17,061)
Redemptions (note 3)	(299,202)	(103,923)	-	-	-	-	(32,743)	(3,056)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(2)	-	-	(61)	-	(3,306)	(1,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(89)	(1)	(2)	-	2	(5)	(5)	(5)

Net equity transactions	7,351,480	1,966,749	109,419	-	20,030	31,318	49,786	204,818

Net change in contract owners’ equity	7,365,058	2,067,771	113,773	-	20,521	30,740	82,048	253,833
Contract owners’ equity beginning of period	2,144,830	77,059	-	-	30,740	-	441,698	187,865

Contract owners’ equity end of period	$9,509,888	2,144,830	113,773	-	51,261	30,740	523,746	441,698

CHANGES IN UNITS:
Beginning units	189,573	7,494	-	-	3,432	-	36,960	18,205
Units purchased	680,899	191,904	10,731	-	2,165	3,925	8,125	20,746
Units redeemed	(34,977)	(9,825)	(204)	-	(18)	(493)	(4,004)	(1,991)

Ending units	835,495	189,573	10,527	-	5,579	3,432	41,081	36,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(24,347)	(22,168)	704	(29)	(1,063,094)	(889,537)	70,906	87,569
Realized gain (loss) on investments	436,185	(190,779)	42	(39)	5,807,090	3,921,331	468,769	415,270
Change in unrealized gain (loss) on investments	51,012	2,071,226	(9,220)	10,870	(8,651,614)	15,160,210	(787,619)	3,973,488
Reinvested capital gains	-	-	26,832	1,144	10,650,624	4,214,868	3,115,320	693,126

Net increase (decrease) in contract owners’ equity resulting from operations	462,850	1,858,279	18,358	11,946	6,743,006	22,406,872	2,867,376	5,169,453

Equity transactions:
Purchase payments received from contract owners (note 3)	178,662	295,406	57,622	103,810	17,291,547	15,243,980	354,166	500,195
Transfers between funds	(344,155)	(261,058)	2,982	61,350	(11,543,765)	(1,698,711)	1,428,359	589,431
Redemptions (note 3)	(1,109,320)	(991,460)	(8,338)	-	(7,301,825)	(5,269,269)	(3,839,468)	(4,969,209)
Annuity benefits	-	-	-	-	-	-	(30,219)	(28,009)
Contract maintenance charges (note 2)	(413)	(495)	(269)	-	(475,075)	(421,878)	(15,426)	(16,876)
Contingent deferred sales charges (note 2)	-	(478)	-	-	(68,258)	(37,431)	(1,451)	(1,050)
Adjustments to maintain reserves	8	(238)	(12)	(6)	(798)	(1,161)	903	934

Net equity transactions	(1,275,218)	(958,323)	51,985	165,154	(2,098,174)	7,815,530	(2,103,136)	(3,924,584)

Net change in contract owners’ equity	(812,368)	899,956	70,343	177,100	4,644,832	30,222,402	764,240	1,244,869
Contract owners’ equity beginning of period	7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

Contract owners’ equity end of period	$6,282,093	7,094,461	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836

CHANGES IN UNITS:
Beginning units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811
Units purchased	14,934	31,701	4,954	14,511	884,011	1,205,136	79,996	111,643
Units redeemed	(71,031)	(81,146)	(858)	(131)	(951,742)	(939,695)	(145,085)	(246,067)

Ending units	261,769	317,866	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,015)	(1,023)	117,343	140,102	22,696	26,874	(584,565)	258,712
Realized gain (loss) on investments	7,088	7,064	620,790	329,490	284,117	(76,345)	1,340,052	1,368,550
Change in unrealized gain (loss) on investments	(16,505)	9,931	989,160	4,046,987	227,389	1,388,392	(2,708,443)	(39,040,641)
Reinvested capital gains	15,414	2,877	-	-	-	-	6,383,418	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	4,982	18,849	1,727,293	4,516,579	534,202	1,338,921	4,430,462	(27,716,390)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(8)	175,265	203,172	135,138	3,596	17,379,001	30,189,624
Transfers between funds	-	44	623,352	744,090	54,483	170,274	259,175	(9,809,471)
Redemptions (note 3)	-	(22)	(2,237,177)	(2,470,989)	(617,587)	(634,758)	(21,015,513)	(23,426,692)
Annuity benefits	(15,516)	(15,628)	(5,920)	(5,134)	-	-	(3,776)	(7,565)
Contract maintenance charges (note 2)	-	(14)	(7,187)	(7,753)	(512)	(620)	(1,701,202)	(1,494,189)
Contingent deferred sales charges (note 2)	-	-	(1,238)	(1,990)	(36)	(70)	(124,683)	(129,754)
Adjustments to maintain reserves	3,888	5,862	(183)	(93)	(220)	(35)	(1,374)	(54)

Net equity transactions	(11,628)	(9,766)	(1,453,088)	(1,538,697)	(428,734)	(461,613)	(5,208,372)	(4,678,101)

Net change in contract owners’ equity	(6,646)	9,083	274,205	2,977,882	105,468	877,308	(777,910)	(32,394,491)
Contract owners’ equity beginning of period	80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

Contract owners’ equity end of period	$74,266	80,912	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128

CHANGES IN UNITS:
Beginning units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776
Units purchased	-	10	138,794	191,999	31,286	34,519	4,153,465	5,712,368
Units redeemed	-	(10)	(220,692)	(294,704)	(50,225)	(58,987)	(4,560,408)	(6,062,814)

Ending units	-	-	888,260	970,158	223,567	242,506	18,201,387	18,608,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI		ACVI3		ACVMV1		ACVMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$331	52	-	-	(11,857)	(9,522)	(594,613)	(444,685)
Realized gain (loss) on investments	1,752	183	-	11	739,918	421,820	5,188,252	5,624,579
Change in unrealized gain (loss) on investments	(2,588)	1,816	-	(5)	(28,506)	1,616,082	3,995,236	15,750,274
Reinvested capital gains	-	-	-	-	634,745	120,903	6,764,754	1,331,582

Net increase (decrease) in contract owners’ equity resulting from operations	(505)	2,051	-	6	1,334,300	2,149,283	15,353,629	22,261,750

Equity transactions:
Purchase payments received from contract owners (note 3)	(164)	-	-	-	462,672	409,404	16,209,707	13,280,203
Transfers between funds	-	-	-	-	581,122	1,075,889	7,005,804	(6,752,828)
Redemptions (note 3)	2	(742)	-	-	(1,883,377)	(1,196,747)	(8,796,585)	(6,462,741)
Annuity benefits	(1,702)	(1,661)	-	(99)	(883)	(773)	-	(36)
Contract maintenance charges (note 2)	-	-	-	-	(2,867)	(2,805)	(592,008)	(520,431)
Contingent deferred sales charges (note 2)	-	-	-	-	(904)	(3,055)	(40,932)	(39,952)
Adjustments to maintain reserves	(306)	(63)	-	1	(94)	(80)	(1,017)	(919)

Net equity transactions	(2,170)	(2,466)	-	(98)	(844,331)	281,833	13,784,969	(496,704)

Net change in contract owners’ equity	(2,675)	(415)	-	(92)	489,969	2,431,116	29,138,598	21,765,046
Contract owners’ equity beginning of period	11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

Contract owners’ equity end of period	$8,696	11,371	-	-	10,201,385	9,711,416	131,436,311	102,297,713

CHANGES IN UNITS:
Beginning units	-	-	-	-	559,245	537,946	5,082,599	5,121,977
Units purchased	-	-	-	-	154,190	172,541	2,053,139	1,375,988
Units redeemed	-	-	-	-	(195,874)	(151,242)	(1,414,267)	(1,415,366)

Ending units	-	-	-	-	517,561	559,245	5,721,471	5,082,599

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		DVSCS		DCAP		DCAPS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(43,202)	-	(879,396)	(455,022)	166,620	217,701	83,524	211,272
Realized gain (loss) on investments	54,708	-	11,249,251	7,695,353	2,835,927	878,967	5,362,527	6,331,715
Change in unrealized gain (loss) on investments	309,209	-	(13,083,954)	23,308,750	(1,827,365)	5,195,130	(1,568,533)	13,225,345
Reinvested capital gains	-	-	5,742,544	1,313,691	914,974	86,023	3,126,470	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	320,715	-	3,028,445	31,862,772	2,090,156	6,377,821	7,003,988	20,040,765

Equity transactions:
Purchase payments received from contract owners (note 3)	4,935,227	-	1,711,397	5,864,022	489,516	593,485	10,291,966	14,269,608
Transfers between funds	4,442,858	-	(10,315,032)	(930,240)	(2,548,851)	(1,905,508)	(10,783,834)	(11,025,994)
Redemptions (note 3)	(101,384)	-	(11,819,634)	(9,898,214)	(3,726,030)	(4,816,237)	(7,707,865)	(6,733,803)
Annuity benefits	-	-	(395)	(374)	(8,557)	(8,270)	-	-
Contract maintenance charges (note 2)	(6,342)	-	(300,078)	(297,173)	(11,833)	(13,688)	(721,189)	(674,402)
Contingent deferred sales charges (note 2)	(944)	-	(27,660)	(34,740)	(3,130)	(3,041)	(70,219)	(31,029)
Adjustments to maintain reserves	(53)	-	(1,109)	(1,247)	2,585	2,390	(729)	(989)

Net equity transactions	9,269,362	-	(20,752,511)	(5,297,966)	(5,806,300)	(6,150,869)	(8,991,870)	(4,196,609)

Net change in contract owners’ equity	9,590,077	-	(17,724,066)	26,564,806	(3,716,144)	226,952	(1,987,882)	15,844,156
Contract owners’ equity beginning of period	-	-	110,565,145	84,000,339	35,942,632	35,715,680	121,280,253	105,436,097

Contract owners’ equity end of period	$9,590,077	-	92,841,079	110,565,145	32,226,488	35,942,632	119,292,371	121,280,253

CHANGES IN UNITS:
Beginning units	-	-	3,719,928	3,907,331	1,661,858	1,973,392	5,967,733	6,144,933
Units purchased	1,123,106	-	448,167	1,069,491	83,876	179,692	991,703	1,482,408
Units redeemed	(240,389)	-	(1,136,719)	(1,256,894)	(349,160)	(491,226)	(1,413,776)	(1,659,608)

Ending units	882,717	-	3,031,376	3,719,928	1,396,574	1,661,858	5,545,660	5,967,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVDLS		DGI		FCA2S		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,784)	(18,296)	(84,407)	(61,279)	4,067	(10,214)	212,935	318,139
Realized gain (loss) on investments	118,393	430,368	664,851	438,477	(5,565)	53,204	134,018	388,099
Change in unrealized gain (loss) on investments	(107,115)	87,478	673,704	3,869,004	(262,613)	108,268	(126,430)	(749,372)
Reinvested capital gains	-	-	-	-	236,475	27,994	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,506)	499,550	1,254,148	4,246,202	(27,636)	179,252	220,523	(43,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,825	2,890	207,967	236,576	5,117	9,745	125,241	187,641
Transfers between funds	(52,843)	(22,165)	18,453	(150,916)	(11,043)	(30,509)	217,217	(572,859)
Redemptions (note 3)	(116,664)	(338,827)	(1,733,006)	(1,859,833)	(302,651)	(185,953)	(1,375,455)	(1,546,348)
Annuity benefits	(152)	(157)	(911)	(1,534)	-	-	-	-
Contract maintenance charges (note 2)	(194)	(206)	(7,750)	(8,148)	(117)	(162)	(2,875)	(3,422)
Contingent deferred sales charges (note 2)	(106)	(30)	(889)	(366)	3	(151)	(844)	(1,907)
Adjustments to maintain reserves	(75)	(74)	328	11	(52)	(100)	(107)	(85)

Net equity transactions	(167,209)	(358,569)	(1,515,808)	(1,784,210)	(308,743)	(207,130)	(1,036,823)	(1,936,980)

Net change in contract owners’ equity	(172,715)	140,981	(261,660)	2,461,992	(336,379)	(27,878)	(816,300)	(1,980,114)
Contract owners’ equity beginning of period	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091	9,376,584	11,356,698

Contract owners’ equity end of period	$1,157,000	1,329,715	15,230,752	15,492,412	957,834	1,294,213	8,560,284	9,376,584

CHANGES IN UNITS:
Beginning units	66,935	86,233	758,596	861,337	77,503	90,443	613,836	741,288
Units purchased	6,113	53,820	35,845	32,254	3,245	5,763	46,597	69,730
Units redeemed	(14,564)	(73,118)	(107,625)	(134,995)	(21,879)	(18,703)	(113,203)	(197,182)

Ending units	58,484	66,935	686,816	758,596	58,869	77,503	547,230	613,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQBS		FEIP		FVSS2		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$617,080	875,529	5,041,477	3,847,321	(59,002)	(74,591)	1,794,177	2,004,561
Realized gain (loss) on investments	359,465	62,056	119,422	(2,254,315)	878,937	773,237	(425,549)	(547,533)
Change in unrealized gain (loss) on investments	(356,885)	(1,211,431)	15,130,490	57,857,545	(408,453)	1,544,660	(1,330,242)	658,671
Reinvested capital gains	-	-	4,867,846	22,745,866	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	619,660	(273,846)	25,159,235	82,196,417	411,482	2,243,306	38,386	2,115,699

Equity transactions:
Purchase payments received from contract owners (note 3)	490,284	328,694	3,320,647	4,271,495	25,305	38,372	2,253	33,816
Transfers between funds	(283,335)	(904,350)	(5,786,436)	(5,514,330)	(171,943)	(562,305)	(640,450)	(936,511)
Redemptions (note 3)	(4,602,828)	(5,925,040)	(38,100,655)	(45,847,088)	(1,399,950)	(1,824,675)	(4,669,247)	(6,024,579)
Annuity benefits	-	-	(73,254)	(76,361)	(3,955)	(3,525)	(10,568)	(9,033)
Contract maintenance charges (note 2)	(12,458)	(12,792)	(145,164)	(160,651)	(999)	(1,250)	(19,756)	(23,334)
Contingent deferred sales charges (note 2)	(2,868)	(9,027)	(7,687)	(13,883)	(1,784)	(1,351)	(318)	(1,197)
Adjustments to maintain reserves	(298)	(506)	7,123	5,956	(212)	(259)	(383)	1,111

Net equity transactions	(4,411,503)	(6,523,021)	(40,785,426)	(47,334,862)	(1,553,538)	(2,354,993)	(5,338,469)	(6,959,727)

Net change in contract owners’ equity	(3,791,843)	(6,796,867)	(15,626,191)	34,861,555	(1,142,056)	(111,687)	(5,300,083)	(4,844,028)
Contract owners’ equity beginning of period	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137	45,584,448	50,428,476

Contract owners’ equity end of period	$27,031,892	30,823,735	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448

CHANGES IN UNITS:
Beginning units	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864	1,392,887	1,611,234
Units purchased	238,334	331,164	84,052	137,216	13,980	44,570	-	16
Units redeemed	(560,014)	(817,219)	(747,477)	(1,040,791)	(64,665)	(134,690)	(155,627)	(218,363)

Ending units	1,947,824	2,269,504	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMP		FNRS2		FEI2		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$153,155	273,565	(776,242)	(636,661)	3,118,295	1,924,963	11,486	12,199
Realized gain (loss) on investments	3,594,690	5,239,754	8,438,460	(2,581,669)	(1,698,048)	(1,547,963)	317,477	482,484
Change in unrealized gain (loss) on investments	(4,036,539)	12,382,327	(22,625,772)	18,748,603	11,917,661	32,068,824	(248,586)	94,721
Reinvested capital gains	6,322,744	324,301	1,015,944	520,533	3,739,666	15,353,797	92,025	70,641

Net increase (decrease) in contract owners’ equity resulting from operations	6,034,050	18,219,947	(13,947,610)	16,050,806	17,077,574	47,799,621	172,402	660,045

Equity transactions:
Purchase payments received from contract owners (note 3)	1,185,192	1,543,204	17,863,804	13,966,825	41,038,162	44,971,101	138,515	92,742
Transfers between funds	(2,209,099)	(1,431,150)	(1,082,301)	(7,545,991)	(9,951,603)	(5,603,499)	625,502	758,576
Redemptions (note 3)	(14,982,576)	(17,758,921)	(9,816,182)	(8,805,746)	(20,643,949)	(20,677,642)	(994,518)	(1,412,241)
Annuity benefits	(19,371)	(17,827)	(7,109)	(6,624)	(1,116)	(1,563)	(10,118)	(9,695)
Contract maintenance charges (note 2)	(67,573)	(74,894)	(10,613)	(11,504)	(1,034,466)	(862,994)	(1,889)	(1,993)
Contingent deferred sales charges (note 2)	(1,960)	(1,761)	(44,567)	(34,485)	(106,708)	(84,340)	(995)	(532)
Adjustments to maintain reserves	7,117	6,217	(864)	(1,233)	(8,856)	(770)	3,165	2,420

Net equity transactions	(16,088,270)	(17,735,132)	6,902,168	(2,438,758)	9,291,464	17,740,293	(240,338)	(570,723)

Net change in contract owners’ equity	(10,054,220)	484,815	(7,045,442)	13,612,048	26,369,038	65,539,914	(67,936)	89,322
Contract owners’ equity beginning of period	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994	5,916,372	5,827,050

Contract owners’ equity end of period	$128,054,780	138,109,000	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372

CHANGES IN UNITS:
Beginning units	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821	425,084	468,537
Units purchased	33,950	60,121	2,191,090	1,355,157	2,782,753	3,775,229	92,818	93,442
Units redeemed	(410,721)	(542,128)	(1,861,959)	(1,528,957)	(2,322,379)	(2,830,763)	(109,649)	(136,895)

Ending units	2,990,233	3,367,004	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S2		FF20S		FF20S2		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(144,870)	124,612	34,580	43,071	(256,341)	332,206	15,578	38,208
Realized gain (loss) on investments	321,914	(59,045)	506,685	718,244	1,496,170	(1,809,383)	734,852	472,940
Change in unrealized gain (loss) on investments	1,894,639	15,888,780	(357,966)	526,760	4,670,715	54,696,223	(580,778)	1,098,249
Reinvested capital gains	3,044,174	1,912,740	207,473	144,574	8,561,185	6,156,404	209,801	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	5,115,857	17,867,087	390,772	1,432,649	14,471,729	59,375,450	379,453	1,743,630

Equity transactions:
Purchase payments received from contract owners (note 3)	29,105,033	38,156,104	478,941	375,488	16,672,779	20,501,013	549,473	606,060
Transfers between funds	(1,538,237)	(901,093)	1,150,481	814,169	2,019,276	(2,741,188)	601,252	1,344,244
Redemptions (note 3)	(12,800,750)	(9,996,247)	(1,245,065)	(1,447,845)	(24,064,713)	(22,320,473)	(1,571,608)	(1,139,924)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,774,222)	(1,298,152)	(3,985)	(4,356)	(4,468,838)	(4,218,766)	(4,544)	(4,535)
Contingent deferred sales charges (note 2)	(124,998)	(83,331)	(1,342)	(1,745)	(231,945)	(237,641)	(8,223)	(11,020)
Adjustments to maintain reserves	(1,364)	(601)	(377)	(80)	(694)	(662)	197	(54)

Net equity transactions	12,865,462	25,876,680	378,653	(264,369)	(10,074,135)	(9,017,717)	(433,453)	794,771

Net change in contract owners’ equity	17,981,319	43,743,767	769,425	1,168,280	4,397,594	50,357,733	(54,000)	2,538,401
Contract owners’ equity beginning of period	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784	10,777,551	8,239,150

Contract owners’ equity end of period	$203,616,057	185,634,738	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551

CHANGES IN UNITS:
Beginning units	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679	781,125	716,045
Units purchased	2,688,486	3,474,971	166,468	143,466	2,368,628	3,242,126	103,971	189,944
Units redeemed	(1,829,830)	(1,622,991)	(138,238)	(164,774)	(3,014,817)	(3,878,416)	(134,057)	(124,864)

Ending units	13,432,500	12,573,844	854,239	826,009	30,591,200	31,237,389	751,039	781,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF30S2		FGP		FG2		FHIPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,494)	(12,097)	(4,403,524)	(3,617,643)	(2,894,608)	(1,795,100)	751,120	845,675
Realized gain (loss) on investments	1,936,077	(9,851)	20,903,511	16,880,624	8,688,489	7,418,902	324,100	397,562
Change in unrealized gain (loss) on investments	(1,476,834)	5,579,215	19,604,486	89,957,845	9,834,728	29,428,199	(1,049,973)	(269,515)
Reinvested capital gains	833,404	479,930	-	234,742	-	93,826	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,234,153	6,037,197	36,104,473	103,455,568	15,628,609	35,145,827	25,247	973,722

Equity transactions:
Purchase payments received from contract owners (note 3)	10,709,970	7,385,834	4,898,089	4,367,896	48,541,797	31,385,396	698,374	1,509,521
Transfers between funds	2,596,492	728,746	(1,094,404)	(4,977,738)	20,849,065	(1,133,201)	(791,762)	(4,856,417)
Redemptions (note 3)	(5,144,490)	(3,864,964)	(42,987,183)	(41,780,425)	(12,908,871)	(8,785,813)	(2,279,510)	(3,856,288)
Annuity benefits	-	-	(91,593)	(82,176)	(1,904)	(2,163)	(96)	(55)
Contract maintenance charges (note 2)	(5,388)	(5,512)	(194,058)	(204,116)	(688,957)	(548,244)	(4,683)	(5,677)
Contingent deferred sales charges (note 2)	(11,646)	(15,128)	(13,098)	(14,555)	(110,151)	(70,086)	(3,376)	(3,306)
Adjustments to maintain reserves	(1,074)	(346)	14,843	15,680	(2,252)	(493)	(88)	(127)

Net equity transactions	8,143,864	4,228,630	(39,467,404)	(42,675,434)	55,678,727	20,845,396	(2,381,141)	(7,212,349)

Net change in contract owners’ equity	9,378,017	10,265,827	(3,362,931)	60,780,134	71,307,336	55,991,223	(2,355,894)	(6,238,627)
Contract owners’ equity beginning of period	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361	19,262,296	25,500,923

Contract owners’ equity end of period	$48,507,447	39,129,430	378,007,980	381,370,911	224,069,920	152,762,584	16,906,402	19,262,296

CHANGES IN UNITS:
Beginning units	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542	1,373,290	1,901,222
Units purchased	1,119,058	936,162	152,625	123,530	4,599,359	2,942,233	205,754	418,063
Units redeemed	(602,883)	(649,169)	(644,590)	(814,888)	(2,171,433)	(1,860,440)	(371,938)	(945,995)

Ending units	2,999,411	2,483,236	4,557,714	5,049,679	9,433,261	7,005,335	1,207,106	1,373,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FIGBP2		FMCS		FMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$134,158	143,482	1,316,169	2,206,538	(299,041)	(224,793)	(4,339,087)	(3,388,834)
Realized gain (loss) on investments	(27,089)	311,119	4,395,413	2,312,824	1,531,739	1,721,464	4,516,306	562,368
Change in unrealized gain (loss) on investments	639,269	(1,420,795)	8,904,846	(23,548,354)	(677,421)	2,632,210	5,425,457	45,515,203
Reinvested capital gains	7,207	231,711	153,426	4,764,478	598,799	3,142,412	6,780,433	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	753,545	(734,483)	14,769,854	(14,264,514)	1,154,076	7,271,293	12,383,109	77,423,561

Equity transactions:
Purchase payments received from contract owners (note 3)	387,557	487,930	18,952,419	21,546,244	571,939	635,865	26,861,232	26,102,367
Transfers between funds	709,185	(3,878,257)	1,740,367	13,696,336	(1,859,924)	(133,246)	(16,661,526)	(22,741,427)
Redemptions (note 3)	(2,678,263)	(4,152,031)	(47,690,559)	(44,040,912)	(2,875,161)	(3,573,408)	(27,220,933)	(27,498,451)
Annuity benefits	(4,533)	(4,636)	(17,794)	(18,961)	(2,220)	(5,070)	(21,989)	(19,454)
Contract maintenance charges (note 2)	(4,550)	(6,038)	(2,189,905)	(1,991,021)	(7,467)	(7,955)	(1,266,772)	(1,163,717)
Contingent deferred sales charges (note 2)	(2,679)	(5,412)	(145,199)	(230,062)	(3,747)	(8,372)	(130,345)	(195,944)
Adjustments to maintain reserves	(17)	(109)	(273)	(1,579)	(1,276)	(671)	1,290	(1,461)

Net equity transactions	(1,593,300)	(7,558,553)	(29,350,944)	(11,039,955)	(4,177,856)	(3,092,857)	(18,439,043)	(25,518,087)

Net change in contract owners’ equity	(839,755)	(8,293,036)	(14,581,090)	(25,304,469)	(3,023,780)	4,178,436	(6,055,934)	51,905,474
Contract owners’ equity beginning of period	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029	293,230,437	241,324,963

Contract owners’ equity end of period	$17,393,838	18,233,593	357,710,457	372,291,547	23,911,685	26,935,465	287,174,503	293,230,437

CHANGES IN UNITS:
Beginning units	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622	8,495,980	9,324,722
Units purchased	315,648	145,502	5,726,570	6,361,945	135,013	228,390	1,388,574	1,753,345
Units redeemed	(429,765)	(686,674)	(7,960,520)	(7,295,606)	(396,223)	(457,790)	(1,902,122)	(2,582,087)

Ending units	1,212,588	1,326,705	25,450,183	27,684,133	1,445,012	1,706,222	7,982,432	8,495,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOPR		FO2		FO2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(27,690)	9,798	(6,109)	12,110	(7,398)	(9,938)	(329,488)	(203,721)
Realized gain (loss) on investments	2,553,746	1,844,280	(434,834)	(1,095,103)	(66,393)	75,796	3,627,784	(842,408)
Change in unrealized gain (loss) on investments	(7,554,606)	11,467,326	(2,047,133)	7,425,544	(126,687)	529,541	(11,707,956)	18,402,581
Reinvested capital gains	13,667	195,429	6,795	94,747	550	7,932	20,699	288,086

Net increase (decrease) in contract owners’ equity resulting from operations	(5,014,883)	13,516,833	(2,481,281)	6,437,298	(199,928)	603,331	(8,388,961)	17,644,538

Equity transactions:
Purchase payments received from contract owners (note 3)	15,337	1	1,106,785	907,612	-	-	10,825,799	11,205,599
Transfers between funds	(899,561)	(801,778)	121,444	443,489	(139,567)	(22,992)	2,183,179	(1,051,180)
Redemptions (note 3)	(5,602,863)	(6,320,706)	(3,117,603)	(4,283,297)	(328,744)	(662,095)	(7,633,049)	(5,743,712)
Annuity benefits	(6,585)	(6,057)	(927)	(1,827)	-	-	(1,233)	(1,234)
Contract maintenance charges (note 2)	(26,649)	(30,124)	(7,717)	(8,533)	(204)	(275)	(425,954)	(335,746)
Contingent deferred sales charges (note 2)	(193)	(371)	(2,888)	(6,429)	2	(14)	(43,369)	(31,357)
Adjustments to maintain reserves	1,347	(559)	(12,821)	191	(70)	(112)	(894)	(1,002)

Net equity transactions	(6,519,167)	(7,159,594)	(1,913,727)	(2,948,794)	(468,583)	(685,488)	4,904,479	4,041,368

Net change in contract owners’ equity	(11,534,050)	6,357,239	(4,395,008)	3,488,504	(668,511)	(82,157)	(3,484,482)	21,685,906
Contract owners’ equity beginning of period	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554	83,401,843	61,715,937

Contract owners’ equity end of period	$45,738,876	57,272,926	23,254,975	27,649,983	1,645,886	2,314,397	79,917,361	83,401,843

CHANGES IN UNITS:
Beginning units	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307	5,200,723	4,917,966
Units purchased	-	-	129,365	144,039	-	-	1,479,985	1,537,557
Units redeemed	(213,766)	(263,428)	(235,213)	(327,155)	(20,100)	(30,558)	(1,160,856)	(1,254,800)

Ending units	1,559,134	1,772,900	1,359,984	1,465,832	73,649	93,749	5,519,852	5,200,723

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(31,465)	(36,950)	8,003,223	8,356,587	(98,146)	28,565	(1,243,645)	(355,558)
Realized gain (loss) on investments	887,739	778,015	(738,782)	(1,623,460)	3,696,692	3,959,188	17,660,227	19,504,837
Change in unrealized gain (loss) on investments	(561,414)	1,001,419	(2,616,701)	13,439,321	(1,107,981)	9,488,589	(27,654,527)	20,652,094
Reinvested capital gains	-	-	-	-	1,026,205	-	10,023,416	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	294,860	1,742,484	4,647,740	20,172,448	3,516,770	13,476,342	(1,214,529)	42,259,513

Equity transactions:
Purchase payments received from contract owners (note 3)	100,289	168,696	70,453,663	43,014,849	541,683	508,033	1,234,681	4,417,776
Transfers between funds	(606,515)	(181,276)	13,708,683	9,081,410	(1,838,263)	(33,217)	(4,256,225)	(17,800,623)
Redemptions (note 3)	(1,232,388)	(1,147,137)	(24,144,199)	(20,407,945)	(7,409,919)	(10,765,495)	(19,286,400)	(18,197,494)
Annuity benefits	-	-	(1,767)	(6,565)	(5,961)	(5,522)	(4,963)	(4,282)
Contract maintenance charges (note 2)	(2,190)	(2,454)	(16,330)	(15,061)	(4,115)	(5,052)	(513,092)	(519,676)
Contingent deferred sales charges (note 2)	(1,456)	(3,560)	(102,723)	(53,791)	(2,680)	(6,035)	(53,724)	(71,941)
Adjustments to maintain reserves	406	(75)	(825)	(821)	(551)	(509)	(1,276)	(876)

Net equity transactions	(1,741,854)	(1,165,806)	59,896,502	31,612,076	(8,719,806)	(10,307,797)	(22,880,999)	(32,177,116)

Net change in contract owners’ equity	(1,446,994)	576,678	64,544,242	51,784,524	(5,203,036)	3,168,545	(24,095,528)	10,082,397
Contract owners’ equity beginning of period	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038	150,811,539	140,729,142

Contract owners’ equity end of period	$5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

CHANGES IN UNITS:
Beginning units	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040	4,717,626	5,909,169
Units purchased	16,390	54,071	7,351,718	5,035,208	99,971	360,329	597,800	699,170
Units redeemed	(97,567)	(115,530)	(3,397,474)	(2,733,235)	(466,004)	(860,996)	(1,323,621)	(1,890,713)

Ending units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,170	969	92,274	-	567,788	31,587	5,103,951	(65)
Realized gain (loss) on investments	(436)	(207)	20,521	-	44,986	103,162	(46,237)	(106)
Change in unrealized gain (loss) on investments	(20,471)	8,192	(1,079,351)	-	(9,446,782)	534,540	(5,484,541)	9,430
Reinvested capital gains	31,568	5,292	-	-	-	-	-	164

Net increase (decrease) in contract owners’ equity resulting from operations	18,831	14,246	(966,556)	-	(8,834,008)	669,289	(426,827)	9,423

Equity transactions:
Purchase payments received from contract owners (note 3)	233,514	166,063	150,648	-	436,911	(6)	17,485,329	379,972
Transfers between funds	(2,628)	123,146	16,824,104	-	66,528,542	(130,278)	128,017,596	-
Redemptions (note 3)	(9,234)	-	(1,865,741)	-	(7,387,831)	(369,034)	(8,471,176)	(1,277)
Annuity benefits	-	-	-	-	(1,618)	(400)	(10,969)	-
Contract maintenance charges (note 2)	(588)	-	(1,205)	-	(109,859)	(195)	(6,039)	-
Contingent deferred sales charges (note 2)	-	-	(2,749)	-	(12,175)	(150)	(21,076)	-
Adjustments to maintain reserves	(11)	(2)	(215)	-	3,762	(36)	9,700	8

Net equity transactions	221,053	289,207	15,104,842	-	59,457,732	(500,099)	137,003,365	378,703

Net change in contract owners’ equity	239,884	303,453	14,138,286	-	50,623,724	169,190	136,576,538	388,126
Contract owners’ equity beginning of period	303,453	-	-	-	3,573,728	3,404,538	388,126	-

Contract owners’ equity end of period	$543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

CHANGES IN UNITS:
Beginning units	26,408	-	-	-	142,773	165,137	39,602	-
Units purchased	19,990	26,672	1,894,801	-	2,951,570	1,804	15,571,855	39,733
Units redeemed	(1,446)	(264)	(380,353)	-	(589,453)	(24,168)	(1,592,270)	(131)

Ending units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$786,529	3,987,758	8,893	(21)	6,861	(134)	37	46
Realized gain (loss) on investments	263,612	201,432	(3)	-	1,767	26	(14)	16
Change in unrealized gain (loss) on investments	(861,280)	(2,897,581)	(15,235)	335	(10,971)	2,988	(1,751)	46
Reinvested capital gains	62,958	6,816,750	3,193	-	-	-	2,729	1,099

Net increase (decrease) in contract owners’ equity resulting from operations	251,819	8,108,359	(3,152)	314	(2,343)	2,880	1,001	1,207

Equity transactions:
Purchase payments received from contract owners (note 3)	33,849,819	21,856,011	229,336	12,583	80,664	97,666	6,462	9,083
Transfers between funds	(1,297,350)	7,411,486	38,869	-	412,509	-	3,119	(289)
Redemptions (note 3)	(4,231,736)	(3,686,645)	(747)	-	(3,332)	(860)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,870)	(2,211)	-	-	-	-	(70)	-
Contingent deferred sales charges (note 2)	(15,383)	(11,882)	-	-	-	-	-	-
Adjustments to maintain reserves	(524)	(519)	(4)	3	(1)	-	12	(6)

Net equity transactions	28,301,956	25,566,240	267,454	12,586	489,840	96,806	9,523	8,788

Net change in contract owners’ equity	28,553,775	33,674,599	264,302	12,900	487,497	99,686	10,524	9,995
Contract owners’ equity beginning of period	61,795,172	28,120,573	12,900	-	99,686	-	9,995	-

Contract owners’ equity end of period	$90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

CHANGES IN UNITS:
Beginning units	5,051,846	2,790,624	1,291	-	9,757	-	804	-
Units purchased	3,356,088	2,776,529	26,266	1,291	86,857	9,842	791	829
Units redeemed	(1,092,124)	(515,307)	(179)	-	(38,921)	(85)	(42)	(25)

Ending units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMTG		AMINS		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$37,405	918,392	(200)	(194)	(113)	-	(94)	(39)
Realized gain (loss) on investments	(2,156,361)	(2,722,505)	837	655	(10)	-	387	541
Change in unrealized gain (loss) on investments	893,115	399,762	92	3,018	2	-	818	2,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,225,841)	(1,404,351)	729	3,479	(121)	-	1,111	3,375

Equity transactions:
Purchase payments received from contract owners (note 3)	942,993	1,445,122	49	(6)	(6,503)	-	(8)	(2,889)
Transfers between funds	(8,536,398)	14,598,026	46	18	50,833	-	2	(26)
Redemptions (note 3)	(21,555,981)	(20,248,111)	-	(313)	(1,088)	-	11	2,928
Annuity benefits	(9,815)	(12,847)	(3,106)	(2,819)	-	-	(848)	(1,661)
Contract maintenance charges (note 2)	(598,661)	(611,475)	(95)	(13)	44	-	(5)	(13)
Contingent deferred sales charges (note 2)	(52,220)	(63,931)	-	-	-	-	-	-
Adjustments to maintain reserves	(3,410)	(3,169)	1,896	1,870	(5)	-	64	16

Net equity transactions	(29,813,492)	(4,896,385)	(1,210)	(1,263)	43,281	-	(784)	(1,645)

Net change in contract owners’ equity	(31,039,333)	(6,300,736)	(481)	2,216	43,160	-	327	1,730
Contract owners’ equity beginning of period	150,926,038	157,226,774	15,430	13,214	-	-	13,905	12,175

Contract owners’ equity end of period	$119,886,705	150,926,038	14,949	15,430	43,160	-	14,232	13,905

CHANGES IN UNITS:
Beginning units	13,156,674	13,542,864	-	5	-	-	-	-
Units purchased	1,682,668	3,262,085	-	18	3,239	-	-	1
Units redeemed	(4,511,909)	(3,648,275)	-	(23)	31	-	-	(1)

Ending units	10,327,433	13,156,674	-	-	3,270	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVIGS		OVMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(56,631)	(59,238)	(282,873)	(204,922)	(42,282)	-	250,313	374,421
Realized gain (loss) on investments	613,293	389,000	2,382,359	419,750	(8,920)	-	(652,213)	(1,456,616)
Change in unrealized gain (loss) on investments	(878,023)	1,043,786	55,126	7,916,551	(546,890)	-	2,703,540	5,197,517
Reinvested capital gains	316,299	-	-	-	28,680	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,062)	1,373,548	2,154,612	8,131,379	(569,412)	-	2,301,640	4,115,322

Equity transactions:
Purchase payments received from contract owners (note 3)	94,063	39,501	93,439	565,609	6,962,021	-	500,074	448,262
Transfers between funds	(202,313)	283,451	(1,062,078)	658,242	3,757,414	-	(369,591)	(770,561)
Redemptions (note 3)	(519,680)	(765,033)	(4,762,067)	(3,873,876)	(160,458)	-	(4,441,931)	(5,095,119)
Annuity benefits	-	-	(20,609)	(18,164)	-	-	(11,545)	(12,233)
Contract maintenance charges (note 2)	(1,191)	(1,207)	(7,695)	(8,426)	(6,278)	-	(16,792)	(19,572)
Contingent deferred sales charges (note 2)	(2,601)	(661)	(11,576)	(5,027)	(842)	-	(399)	(1,041)
Adjustments to maintain reserves	(187)	(182)	(479)	(469)	(104)	-	259	4

Net equity transactions	(631,909)	(444,131)	(5,771,065)	(2,682,111)	10,551,753	-	(4,339,925)	(5,450,260)

Net change in contract owners’ equity	(636,971)	929,417	(3,616,453)	5,449,268	9,982,341	-	(2,038,285)	(1,334,938)
Contract owners’ equity beginning of period	4,331,082	3,401,665	29,457,021	24,007,753	-	-	36,152,948	37,487,886

Contract owners’ equity end of period	$3,694,111	4,331,082	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

CHANGES IN UNITS:
Beginning units	223,324	252,460	1,294,218	1,432,779	-	-	1,239,133	1,434,115
Units purchased	67,741	125,860	84,357	270,030	1,171,028	-	21,084	15,359
Units redeemed	(104,703)	(154,996)	(336,602)	(408,591)	(63,284)	-	(163,164)	(210,341)

Ending units	186,362	223,324	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVB		OVGS		OVGSS		OVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,071,290	1,130,529	(130,023)	39,735	(189,477)	(18,765)	4,524	(640)
Realized gain (loss) on investments	(1,542,568)	(2,033,826)	9,121,368	8,447,794	1,363,370	546,995	1,046	208
Change in unrealized gain (loss) on investments	2,037,038	468,560	(14,693,530)	16,605,739	(4,819,236)	1,123,759	(76,504)	33,322
Reinvested capital gains	-	-	7,482,645	-	4,465,888	-	14,398	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,565,760	(434,737)	1,780,460	25,093,268	820,545	1,651,989	(56,536)	32,890

Equity transactions:
Purchase payments received from contract owners (note 3)	445,545	656,325	1,387,983	389,646	11,983,939	-	373,177	465,829
Transfers between funds	245,031	(857,536)	51,744,732	(2,057,171)	87,111,956	(454,320)	11,464	(906)
Redemptions (note 3)	(3,655,465)	(4,656,869)	(15,059,185)	(12,148,490)	(6,138,128)	(1,295,187)	(12,832)	(1,289)
Annuity benefits	(6,914)	(6,932)	(29,254)	(19,732)	(12,032)	-	-	-
Contract maintenance charges (note 2)	(11,832)	(14,082)	(48,684)	(43,234)	(4,416)	(655)	(265)	-
Contingent deferred sales charges (note 2)	(1,296)	(625)	(3,448)	(1,977)	(19,741)	(593)	-	-
Adjustments to maintain reserves	3,599	3,256	(35,356)	3,232	10,730	(145)	(12)	1

Net equity transactions	(2,981,332)	(4,876,463)	37,956,788	(13,877,726)	92,932,308	(1,750,900)	371,532	463,635

Net change in contract owners’ equity	(1,415,572)	(5,311,200)	39,737,248	11,215,542	93,752,853	(98,911)	314,996	496,525
Contract owners’ equity beginning of period	27,848,723	33,159,923	115,916,867	104,701,325	7,307,348	7,406,259	496,525	-

Contract owners’ equity end of period	$26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348	811,521	496,525

CHANGES IN UNITS:
Beginning units	1,470,230	1,736,330	2,148,688	2,405,799	244,473	310,391	43,039	-
Units purchased	81,580	58,882	1,051,792	36,490	3,666,135	-	34,953	43,240
Units redeemed	(237,318)	(324,982)	(355,089)	(293,601)	(446,130)	(65,918)	(1,799)	(201)

Ending units	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473	76,193	43,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVGIS		OVSC		OVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,177)	(26,089)	(2,244,992)	(1,694,918)	(31,543)	(29,474)	(749,312)	(556,010)
Realized gain (loss) on investments	293,555	201,204	15,958,612	7,866,915	1,082,513	616,393	9,451,915	7,773,894
Change in unrealized gain (loss) on investments	692,655	2,912,043	(43,059)	50,051,316	(1,450,421)	1,385,306	(11,650,160)	12,337,397
Reinvested capital gains	254,435	-	4,553,688	-	1,171,536	76,446	11,048,196	763,971

Net increase (decrease) in contract owners’ equity resulting from operations	1,177,468	3,087,158	18,224,249	56,223,313	772,085	2,048,671	8,100,639	20,319,252

Equity transactions:
Purchase payments received from contract owners (note 3)	544,358	385,560	12,954,557	12,635,581	337,540	274,385	13,614,598	10,025,517
Transfers between funds	953,399	(422,047)	(15,747,416)	(10,228,965)	324,042	1,966,027	4,314,450	(3,499,064)
Redemptions (note 3)	(1,454,675)	(1,750,116)	(34,086,063)	(28,266,990)	(1,043,831)	(819,113)	(7,012,842)	(5,822,366)
Annuity benefits	(3,725)	(4,519)	(5,095)	(4,680)	(669)	(584)	(9,211)	(8,218)
Contract maintenance charges (note 2)	(6,897)	(6,714)	(1,036,731)	(959,944)	(1,961)	(1,694)	(286,029)	(223,889)
Contingent deferred sales charges (note 2)	(1,713)	(3,878)	(98,297)	(140,340)	(2,019)	(1,874)	(37,426)	(33,935)
Adjustments to maintain reserves	(10,330)	890	(1,290)	(838)	(86)	(62)	(791)	(985)

Net equity transactions	20,417	(1,800,824)	(38,020,335)	(26,966,176)	(386,984)	1,417,085	10,582,749	437,060

Net change in contract owners’ equity	1,197,885	1,286,334	(19,796,086)	29,257,137	385,101	3,465,756	18,683,388	20,756,312
Contract owners’ equity beginning of period	12,654,925	11,368,591	234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969

Contract owners’ equity end of period	$13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220	92,760,669	74,077,281

CHANGES IN UNITS:
Beginning units	921,054	1,074,623	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765
Units purchased	137,715	52,860	1,896,143	1,740,740	240,583	294,552	1,177,642	898,722
Units redeemed	(132,983)	(206,429)	(3,685,737)	(3,230,862)	(266,632)	(181,818)	(841,371)	(883,438)

Ending units	925,786	921,054	9,304,134	11,093,728	484,310	510,359	2,686,320	2,350,049

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVAG		OVSB		OVSBS		PMVAAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(131,790)	(131,097)	43,588	36,699	235,799	272,710	1,754,677	1,361,027
Realized gain (loss) on investments	1,226,176	870,218	(14,474)	(2,532)	(64,183)	19,930	(243,935)	36,266
Change in unrealized gain (loss) on investments	(743,028)	2,228,268	(9,212)	(51,785)	(66,706)	(463,141)	(2,318,907)	(2,189,066)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	351,358	2,967,389	19,902	(17,618)	104,910	(170,501)	(808,165)	(791,773)

Equity transactions:
Purchase payments received from contract owners (note 3)	189,953	239,015	22,619	22,273	836,894	1,016,954	11,450,371	27,345,112
Transfers between funds	(1,015,881)	(96,098)	182,256	642,735	56,748	1,934,701	(4,490,894)	3,969,072
Redemptions (note 3)	(1,407,784)	(1,354,459)	(146,874)	(83,539)	(1,430,636)	(2,053,190)	(3,712,342)	(2,718,530)
Annuity benefits	(115)	(102)	-	-	(118)	(131)	-	-
Contract maintenance charges (note 2)	(5,717)	(6,408)	(265)	(307)	(707)	(872)	(1,669)	(1,263)
Contingent deferred sales charges (note 2)	(400)	(3,585)	-	(13)	(1,590)	(3,101)	(28,652)	(2,359)
Adjustments to maintain reserves	(92)	(142)	(49)	(40)	(255)	(1,431)	(424)	(347)

Net equity transactions	(2,240,036)	(1,221,779)	57,687	581,109	(539,664)	892,930	3,216,390	28,591,685

Net change in contract owners’ equity	(1,888,678)	1,745,610	77,589	563,491	(434,754)	722,429	2,408,225	27,799,912
Contract owners’ equity beginning of period	11,348,579	9,602,969	1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541

Contract owners’ equity end of period	$9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688	50,089,678	47,681,453

CHANGES IN UNITS:
Beginning units	1,372,859	1,559,411	125,275	67,987	963,727	874,911	4,567,870	1,874,670
Units purchased	147,517	204,239	46,785	89,206	248,229	491,400	1,481,909	3,777,064
Units redeemed	(424,338)	(390,791)	(40,967)	(31,918)	(300,476)	(402,584)	(1,189,911)	(1,083,864)

Ending units	1,096,038	1,372,859	131,093	125,275	911,480	963,727	4,859,868	4,567,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$123,986	70,821	(2,092,829)	(786,917)	1,623,953	1,404,219	(47)	(22)
Realized gain (loss) on investments	(689,073)	(49,614)	452,161	1,325,524	(185,097)	(94,393)	50	-
Change in unrealized gain (loss) on investments	577,148	(2,429,682)	(1,715,394)	(6,906,910)	5,790,508	(12,688,696)	(23,381)	(535)
Reinvested capital gains	65,496	298,344	-	-	-	2,338,141	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,557	(2,110,131)	(3,356,062)	(6,368,303)	7,229,364	(9,040,729)	(23,378)	(557)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,702,222	7,485,407	58,131,374	77,144,724	46,968,008	96,190,206	83,335	19,156
Transfers between funds	(8,604,318)	3,453,715	(335,022)	12,931,673	(8,333,930)	7,588,200	1,178	127
Redemptions (note 3)	(1,815,231)	(1,905,504)	(32,000,080)	(33,412,498)	(15,241,287)	(17,770,988)	-	-
Annuity benefits	-	-	(1,970)	(2,071)	-	-	-	-
Contract maintenance charges (note 2)	(1,651)	(2,266)	(2,830,857)	(2,204,993)	(1,710,823)	(1,113,814)	-	-
Contingent deferred sales charges (note 2)	(15,365)	(7,470)	(146,538)	(183,891)	(107,473)	(112,359)	-	-
Adjustments to maintain reserves	(341)	(726)	(11,543)	6,334	(20,309)	10,716	(3)	(4)

Net equity transactions	(7,734,684)	9,023,156	22,805,364	54,279,278	21,554,186	84,791,961	84,510	19,279

Net change in contract owners’ equity	(7,657,127)	6,913,025	19,449,302	47,910,975	28,783,550	75,751,232	61,132	18,722
Contract owners’ equity beginning of period	29,755,599	22,842,574	384,943,683	337,032,708	269,467,393	193,716,161	18,722	-

Contract owners’ equity end of period	$22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393	79,854	18,722

CHANGES IN UNITS:
Beginning units	2,492,506	1,763,524	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-
Units purchased	378,358	1,389,538	10,750,114	14,413,009	7,367,057	14,384,724	9,003	2,094
Units redeemed	(986,353)	(660,556)	(8,802,946)	(9,761,988)	(5,299,053)	(6,418,977)	(77)	-

Ending units	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951	11,020	2,094

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVEBD		PMVHYD		PVGIB		PVTIGB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71,316	160	10,216	-	(4,207)	5,934	(1,739)	(14)
Realized gain (loss) on investments	(37,417)	-	2,309	-	234,451	131,094	(14,098)	(38,353)
Change in unrealized gain (loss) on investments	(434,150)	(126)	(1,009)	-	(2,759)	656,925	(8,853)	111,925
Reinvested capital gains	93,809	64	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(306,442)	98	11,516	-	227,485	793,953	(24,690)	73,558

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,658	7,294	483,128	-	738	4,740	-	-
Transfers between funds	3,005,542	47	(417,622)	-	(64,931)	16,603	-	-
Redemptions (note 3)	(225,833)	-	(4,437)	-	(492,688)	(644,781)	(48,900)	(69,467)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(52)	-	-	-	(400)	(428)	(28)	(37)
Contingent deferred sales charges (note 2)	(7,869)	-	-	-	(212)	(289)	-	-
Adjustments to maintain reserves	(729)	(6)	(35)	-	(128)	(153)	(79)	(41)

Net equity transactions	5,089,717	7,335	61,034	-	(557,621)	(624,308)	(49,007)	(69,545)

Net change in contract owners’ equity	4,783,275	7,433	72,550	-	(330,136)	169,645	(73,697)	4,013
Contract owners’ equity beginning of period	7,433	-	-	-	2,814,117	2,644,472	336,690	332,677

Contract owners’ equity end of period	$4,790,708	7,433	72,550	-	2,483,981	2,814,117	262,993	336,690

CHANGES IN UNITS:
Beginning units	807	-	-	-	149,244	187,620	17,177	21,475
Units purchased	641,160	807	86,698	-	5,687	15,706	-	-
Units redeemed	(116,123)	-	(79,713)	-	(33,969)	(54,082)	(2,526)	(4,298)

Ending units	525,844	807	6,985	-	120,962	149,244	14,651	17,177

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTVB		ACEG2		VYDS		ROCSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,854)	(11,706)	(97,183)	(72,729)	(1,869)	(2,904)	(424)	569
Realized gain (loss) on investments	167,838	76,497	817,744	123,839	10,447	5,366	1,001	36
Change in unrealized gain (loss) on investments	(29,688)	627,591	(371,157)	1,799,146	33,063	120,946	(25,979)	3,323
Reinvested capital gains	45,811	-	-	-	-	-	40,764	3,462

Net increase (decrease) in contract owners’ equity resulting from operations	170,107	692,382	349,404	1,850,256	41,641	123,408	15,362	7,390

Equity transactions:
Purchase payments received from contract owners (note 3)	181	9,028	79,593	35,321	4,912	-	277,355	61,667
Transfers between funds	150,572	(111,603)	(550,404)	1,159,204	(6,318)	-	(2,304)	(373)
Redemptions (note 3)	(256,208)	(359,069)	(945,169)	(1,093,030)	(28,824)	(27,135)	(5,912)	-
Annuity benefits	-	-	(195)	(621)	-	-	-	-
Contract maintenance charges (note 2)	(298)	(311)	(1,642)	(1,573)	(93)	(91)	(209)	-
Contingent deferred sales charges (note 2)	(56)	(160)	(1,166)	(2,862)	-	(98)	-	-
Adjustments to maintain reserves	(62)	(121)	(242)	571	(21)	(8)	(15)	(1)

Net equity transactions	(105,871)	(462,236)	(1,419,225)	97,010	(30,344)	(27,332)	268,915	61,293

Net change in contract owners’ equity	64,236	230,146	(1,069,821)	1,947,266	11,297	96,076	284,277	68,683
Contract owners’ equity beginning of period	2,129,944	1,899,798	7,225,864	5,278,598	486,302	390,226	68,683	-

Contract owners’ equity end of period	$2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302	352,960	68,683

CHANGES IN UNITS:
Beginning units	100,705	127,985	544,932	548,055	25,251	26,781	5,442	-
Units purchased	27,371	16,706	165,593	143,876	262	-	22,707	5,479
Units redeemed	(31,597)	(43,986)	(275,027)	(146,999)	(1,757)	(1,530)	(958)	(37)

Ending units	96,479	100,705	435,498	544,932	23,756	25,251	27,191	5,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		TRHS2		VWHAS		VWBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(140,188)	(14,955)	(2,609,825)	(1,439,588)	(551,330)	(278,791)	440,865	137,771
Realized gain (loss) on investments	55,220	(756)	13,148,772	3,635,705	1,362,544	270,389	(478,344)	(138,444)
Change in unrealized gain (loss) on investments	568,126	21,134	17,828,289	28,286,049	(8,381,140)	1,462,731	(757,670)	(1,489,019)
Reinvested capital gains	-	-	15,911,115	5,531,671	-	305,242	953,451	2,543

Net increase (decrease) in contract owners’ equity resulting from operations	483,158	5,423	44,278,351	36,013,837	(7,569,926)	1,759,571	158,302	(1,487,149)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,977,812	2,651,033	40,898,936	28,389,930	8,132,373	9,327,333	87,743	174,014
Transfers between funds	5,029,872	685,525	11,515,638	29,269,555	1,354,420	7,259,888	(347,872)	(529,487)
Redemptions (note 3)	(549,979)	(40,304)	(13,142,149)	(9,286,012)	(2,827,930)	(1,709,950)	(1,105,514)	(1,783,625)
Annuity benefits	-	-	-	-	-	-	(3,631)	(3,849)
Contract maintenance charges (note 2)	(612)	(7)	(14,836)	(11,211)	(2,367)	(1,605)	(4,574)	(5,670)
Contingent deferred sales charges (note 2)	(3,397)	(160)	(53,759)	(25,341)	(17,512)	(6,243)	(25)	(28)
Adjustments to maintain reserves	(194)	(45)	(2,244)	(908)	(623)	457,361	1,009	1,038

Net equity transactions	10,453,502	3,296,042	39,201,586	48,336,013	6,638,361	15,326,784	(1,372,864)	(2,147,607)

Net change in contract owners’ equity	10,936,660	3,301,465	83,479,937	84,349,850	(931,565)	17,086,355	(1,214,562)	(3,634,756)
Contract owners’ equity beginning of period	3,301,465	-	140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241

Contract owners’ equity end of period	$14,238,125	3,301,465	223,976,343	140,496,406	29,517,875	30,449,440	10,385,923	11,600,485

CHANGES IN UNITS:
Beginning units	333,972	-	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088
Units purchased	1,386,820	377,031	4,551,786	4,826,489	2,752,399	2,387,468	78,040	20,525
Units redeemed	(324,064)	(43,059)	(3,037,008)	(2,212,808)	(2,107,579)	(862,032)	(132,138)	(106,987)

Ending units	1,396,728	333,972	7,927,446	6,412,668	3,558,339	2,913,519	435,528	489,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWEM		VWHA		WRPMAV		WRPMCV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(212,088)	84,888	(647,815)	(384,800)	65,599	(1,118)	3,116	(685)
Realized gain (loss) on investments	495,716	(343,736)	255,261	(879,531)	18,922	14,551	837	1,258
Change in unrealized gain (loss) on investments	(3,916,514)	3,193,745	(8,642,585)	4,800,793	(186,432)	57,432	(16,159)	24,443
Reinvested capital gains	3,221,490	-	-	1,195,978	305,249	1,468	35,438	463

Net increase (decrease) in contract owners’ equity resulting from operations	(411,396)	2,934,897	(9,035,139)	4,732,440	203,338	72,333	23,232	25,479

Equity transactions:
Purchase payments received from contract owners (note 3)	182,158	328,359	1,654	(152)	5,180,882	1,669,992	393,057	777,723
Transfers between funds	(1,194,747)	(1,443,358)	(3,239,599)	(10,853,129)	151,254	49,301	634	-
Redemptions (note 3)	(2,683,916)	(3,862,895)	(5,142,569)	(6,554,211)	(165,892)	(1,456)	(7,412)	(703)
Annuity benefits	(8,757)	(9,788)	(5,587)	(13,663)	-	-	-	-
Contract maintenance charges (note 2)	(9,470)	(11,302)	(14,401)	(16,910)	(14,916)	-	(6,612)	-
Contingent deferred sales charges (note 2)	(1,367)	(2,012)	(22,093)	(16,583)	-	-	-	-
Adjustments to maintain reserves	171	1,372	243	12,516	(20)	-	(16)	5

Net equity transactions	(3,715,928)	(4,999,624)	(8,422,352)	(17,442,132)	5,151,308	1,717,837	379,651	777,025

Net change in contract owners’ equity	(4,127,324)	(2,064,727)	(17,457,491)	(12,709,692)	5,354,646	1,790,170	402,883	802,504
Contract owners’ equity beginning of period	28,349,410	30,414,137	52,347,458	65,057,150	1,790,170	-	802,504	-

Contract owners’ equity end of period	$24,222,086	28,349,410	34,889,967	52,347,458	7,144,816	1,790,170	1,205,387	802,504

CHANGES IN UNITS:
Beginning units	1,077,764	1,277,864	2,044,581	2,974,012	165,259	-	75,534	-
Units purchased	65,113	139,841	55,952	52,532	489,375	165,396	36,344	75,601
Units redeemed	(205,549)	(339,941)	(440,804)	(981,963)	(17,115)	(137)	(1,308)	(67)

Ending units	937,328	1,077,764	1,659,729	2,044,581	637,519	165,259	110,570	75,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMMV		WRASP		WRHIP		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,847	(2,108)	(2,906,518)	(640,731)	3,283,385	1,410,468	(746,740)	(313,722)
Realized gain (loss) on investments	15,893	5,107	2,907,294	1,000,531	797,564	1,143,472	432,323	189,369
Change in unrealized gain (loss) on investments	(36,009)	84,668	(48,329,041)	35,507,719	(4,957,742)	1,522,802	686,121	4,311,574
Reinvested capital gains	126,331	970	30,873,775	-	723,263	-	2,685,829	542,846

Net increase (decrease) in contract owners’ equity resulting from operations	120,062	88,637	(17,454,490)	35,867,519	(153,530)	4,076,742	3,057,533	4,730,067

Equity transactions:
Purchase payments received from contract owners (note 3)	2,706,999	2,302,659	81,953,649	70,117,066	27,723,356	21,482,956	19,349,542	17,397,890
Transfers between funds	(58,085)	-	(8,710,411)	8,231,868	(10,227,347)	36,135,455	1,867,409	7,175,611
Redemptions (note 3)	(148,035)	(1,408)	(17,710,990)	(12,724,857)	(6,842,424)	(4,736,412)	(2,639,675)	(1,124,400)
Annuity benefits	-	-	(1,153)	(1,079)	-	-	-	-
Contract maintenance charges (note 2)	(18,473)	-	(9,821)	(9,164)	(4,201)	(3,027)	(138,990)	(61,933)
Contingent deferred sales charges (note 2)	-	-	(97,348)	(49,168)	(28,916)	(3,713)	(17,200)	(4,046)
Adjustments to maintain reserves	(3)	1	(199)	(870)	(636)	(468)	(532)	(431)

Net equity transactions	2,482,403	2,301,252	55,423,727	65,563,796	10,619,832	52,874,791	18,420,554	23,382,691

Net change in contract owners’ equity	2,602,465	2,389,889	37,969,237	101,431,315	10,466,302	56,951,533	21,478,087	28,112,758
Contract owners’ equity beginning of period	2,389,889	-	223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095

Contract owners’ equity end of period	$4,992,354	2,389,889	261,533,387	223,564,150	92,712,517	82,246,215	57,044,940	35,566,853

CHANGES IN UNITS:
Beginning units	222,311	-	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676
Units purchased	251,203	222,444	6,409,700	6,583,066	6,369,257	7,882,923	2,058,847	2,508,341
Units redeemed	(24,008)	(133)	(2,950,689)	(2,181,025)	(5,486,926)	(3,219,039)	(641,264)	(482,138)

Ending units	449,506	222,311	16,864,654	13,405,643	7,890,294	7,007,963	4,185,462	2,767,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPAP		WRPCP		WRPMP		WRPMAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(30)	-	20,736	30,297	189,825	175,012	319,229	332,469
Realized gain (loss) on investments	(8)	-	17,696	32,472	137,922	72,060	202,093	78,099
Change in unrealized gain (loss) on investments	325	-	(132,541)	170,923	(1,336,423)	3,443,686	(1,934,557)	5,984,011
Reinvested capital gains	210	-	185,753	121,860	2,141,346	876,064	3,495,394	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	497	-	91,644	355,552	1,132,670	4,566,822	2,082,159	8,176,289

Equity transactions:
Purchase payments received from contract owners (note 3)	40,747	-	160,967	893,776	1,894,014	8,430,434	4,106,864	12,816,387
Transfers between funds	(84)	-	485,769	(584,632)	(79,870)	186,411	244,666	438,834
Redemptions (note 3)	-	-	(378,926)	(93,821)	(491,430)	(214,496)	(2,207,112)	(1,065,940)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(17,628)	(12,611)	(184,917)	(110,828)	(293,435)	(185,385)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	-	(20)	(7)	(24)	2	(37)	7

Net equity transactions	40,665	-	250,162	202,705	1,137,773	8,291,523	1,850,946	12,003,903

Net change in contract owners’ equity	41,162	-	341,806	558,257	2,270,443	12,858,345	3,933,105	20,180,192
Contract owners’ equity beginning of period	-	-	2,869,630	2,311,373	29,770,493	16,912,148	47,456,503	27,276,311

Contract owners’ equity end of period	$41,162	-	3,211,436	2,869,630	32,040,936	29,770,493	51,389,608	47,456,503

CHANGES IN UNITS:
Beginning units	-	-	216,208	199,019	2,057,057	1,406,121	3,153,289	2,235,029
Units purchased	3,366	-	50,280	78,066	134,184	732,550	296,351	1,018,651
Units redeemed	(8)	-	(31,519)	(60,877)	(58,675)	(81,614)	(172,325)	(100,391)

Ending units	3,358	-	234,969	216,208	2,132,566	2,057,057	3,277,315	3,153,289

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMCP		SVDF		SVOF		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$43,931	63,790	(561)	(595)	(3,941)	(3,241)	(928,095)	(649,528)
Realized gain (loss) on investments	97,232	42,418	4,627	1,901	38,164	13,542	1,529,867	2,139,396
Change in unrealized gain (loss) on investments	(369,643)	677,314	(9,455)	12,241	(7,372)	62,487	(8,101,898)	12,576,461
Reinvested capital gains	482,098	269,849	4,980	1,169	-	-	5,602,650	2,105,421

Net increase (decrease) in contract owners’ equity resulting from operations	253,618	1,053,371	(409)	14,716	26,851	72,788	(1,897,476)	16,171,750

Equity transactions:
Purchase payments received from contract owners (note 3)	505,598	1,702,849	(3,201)	-	2,053	129	11,815,813	11,085,076
Transfers between funds	(217,252)	(394,428)	(2,043)	-	258	(122)	4,156,681	449,489
Redemptions (note 3)	(432,775)	(148,605)	-	-	(1,847)	-	(4,066,556)	(2,352,867)
Annuity benefits	-	-	(3,215)	(4,108)	(25,047)	(22,983)	-	-
Contract maintenance charges (note 2)	(45,827)	(32,369)	26	(4)	(495)	1	(225,573)	(192,933)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(47,801)	(12,452)
Adjustments to maintain reserves	(47)	11	79	107	(1,273)	(1,163)	(879)	(728)

Net equity transactions	(190,303)	1,127,458	(8,354)	(4,005)	(26,351)	(24,138)	11,631,685	8,975,585

Net change in contract owners’ equity	63,315	2,180,829	(8,763)	10,711	500	48,650	9,734,209	25,147,335
Contract owners’ equity beginning of period	7,518,782	5,337,953	48,347	37,636	304,899	256,249	57,488,287	32,340,952

Contract owners’ equity end of period	$7,582,097	7,518,782	39,584	48,347	305,399	304,899	67,222,496	57,488,287

CHANGES IN UNITS:
Beginning units	540,241	449,607	74	74	-	-	2,411,352	2,006,569
Units purchased	36,119	138,162	-	-	-	23	1,307,575	1,159,244
Units redeemed	(49,798)	(47,528)	(74)	-	-	(23)	(796,307)	(754,461)

Ending units	526,562	540,241	-	74	-	-	2,922,620	2,411,352

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WFVSMV		WFVTRB		WFVOG2		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(59)	(30)	347	(1)	(680)	(692)	(245,377)	26,703
Realized gain (loss) on investments	534	338	204	226	4,407	4,010	15,576,515	839,428
Change in unrealized gain (loss) on investments	(148)	782	12,130	(20,955)	(11,359)	8,707	(15,474,133)	11,562,325
Reinvested capital gains	-	-	-	9,528	8,453	4,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	327	1,090	12,681	(11,202)	821	16,178	(142,995)	12,428,456

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	852,679	2,366,855
Transfers between funds	508	293	-	-	-	-	(55,681,612)	(86,347)
Redemptions (note 3)	(1,180)	(1,157)	-	-	(10,294)	(11,361)	(2,826,690)	(9,046,161)
Annuity benefits	-	-	-	-	-	-	(4,144)	(11,453)
Contract maintenance charges (note 2)	-	-	-	-	(3)	(12)	(6,874)	(18,727)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(2,590)	(19,832)
Adjustments to maintain reserves	(14)	3	(2)	(3)	(23)	7	39,858	(206)

Net equity transactions	(686)	(861)	(2)	(3)	(10,320)	(11,366)	(57,629,373)	(6,815,871)

Net change in contract owners’ equity	(359)	229	12,679	(11,205)	(9,499)	4,812	(57,772,368)	5,612,585
Contract owners’ equity beginning of period	7,637	7,408	296,394	307,599	53,355	48,543	57,772,368	52,159,783

Contract owners’ equity end of period	$7,278	7,637	309,073	296,394	43,856	53,355	-	57,772,368

CHANGES IN UNITS:
Beginning units	684	753	21,348	21,348	2,784	3,493	1,979,986	2,245,911
Units purchased	91	41	-	-	-	-	45,128	219,187
Units redeemed	(144)	(110)	-	-	(549)	(709)	(2,025,114)	(485,112)

Ending units	631	684	21,348	21,348	2,235	2,784	-	1,979,986

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS4		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(434,427)	(240,328)	(88,146)	99,498	(351,871)	563,577	(631,228)	4,066,513
Realized gain (loss) on investments	20,487,298	417,834	1,300,629	1,664,645	28,423,031	6,392,261	5,000,151	579,522
Change in unrealized gain (loss) on investments	(20,382,840)	16,767,000	(1,827,193)	(2,448,177)	(27,292,100)	6,440,659	(3,834,961)	(6,162,439)
Reinvested capital gains	-	-	-	-	-	-	-	1,551,702

Net increase (decrease) in contract owners’ equity resulting from operations	(329,969)	16,944,506	(614,710)	(684,034)	779,060	13,396,497	533,962	35,298

Equity transactions:
Purchase payments received from contract owners (note 3)	6,316,848	15,007,120	69,766	258,905	84,896	527,373	5,235,160	23,379,112
Transfers between funds	(90,195,413)	(2,235,072)	(17,607,611)	(4,152,718)	(68,961,905)	(4,865,003)	(127,678,702)	(3,582,822)
Redemptions (note 3)	(3,680,694)	(9,667,941)	(950,175)	(3,745,160)	(2,791,809)	(8,914,776)	(5,633,042)	(13,920,637)
Annuity benefits	(5,923)	(16,383)	-	-	(957)	(2,534)	(5,400)	(26,648)
Contract maintenance charges (note 2)	(2,176)	(6,702)	(819)	(2,818)	(72,532)	(193,820)	(3,268)	(10,944)
Contingent deferred sales charges (note 2)	(31,099)	(26,681)	(5,398)	(10,340)	(9,713)	(25,253)	(6,254)	(38,610)
Adjustments to maintain reserves	(12,179)	(770)	(155)	(278)	(4,254)	(786)	(24,689)	(1,957)

Net equity transactions	(87,610,636)	3,053,571	(18,494,392)	(7,652,409)	(71,756,274)	(13,474,799)	(128,116,195)	5,797,494

Net change in contract owners’ equity	(87,940,605)	19,998,077	(19,109,102)	(8,336,443)	(70,977,214)	(78,302)	(127,582,233)	5,832,792
Contract owners’ equity beginning of period	87,940,605	67,942,528	19,109,102	27,445,545	70,977,214	71,055,516	127,582,233	121,749,441

Contract owners’ equity end of period	$-	87,940,605	-	19,109,102	-	70,977,214	-	127,582,233

CHANGES IN UNITS:
Beginning units	4,545,894	4,390,476	1,142,861	1,605,393	3,996,862	4,857,387	7,038,230	6,702,502
Units purchased	456,125	1,468,600	55,928	207,201	98,810	492,930	478,243	2,060,453
Units redeemed	(5,002,019)	(1,313,182)	(1,198,789)	(669,733)	(4,095,672)	(1,353,455)	(7,516,473)	(1,724,725)

Ending units	-	4,545,894	-	1,142,861	-	3,996,862	-	7,038,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GEM6		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,546,155	4,234,895	5,227	(49,868)	(51,015)	(313,805)	396,342	(198,553)
Realized gain (loss) on investments	(951,779)	3,857,490	1,272,494	307,112	2,115,256	1,213,668	7,325,305	1,151,908
Change in unrealized gain (loss) on investments	1,851,623	(3,372,155)	(1,864,675)	(550,033)	(4,053,704)	(1,437,303)	(7,368,866)	2,684,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,445,999	4,720,230	(586,954)	(292,789)	(1,989,463)	(537,440)	352,781	3,637,803

Equity transactions:
Purchase payments received from contract owners (note 3)	2,286,386	8,351,250	97,040	473,963	3,367,255	12,304,571	77,060	372,376
Transfers between funds	(88,810,512)	(16,457,087)	(15,382,068)	(2,797,407)	(56,134,641)	(2,748,187)	(23,984,407)	(575,205)
Redemptions (note 3)	(3,570,333)	(9,944,098)	(591,484)	(3,087,204)	(1,426,913)	(5,113,543)	(807,349)	(3,502,036)
Annuity benefits	-	(1,797)	(671)	(7,362)	(736)	(2,357)	(1,566)	(4,709)
Contract maintenance charges (note 2)	(1,803)	(5,492)	(2,489)	(8,769)	(1,793)	(5,154)	(3,224)	(9,660)
Contingent deferred sales charges (note 2)	(5,419)	(18,770)	(879)	(5,453)	(6,907)	(17,636)	(1,026)	(3,498)
Adjustments to maintain reserves	(209)	(677)	(15,941)	2,820	(1,239)	(754)	(20,113)	(6,139)

Net equity transactions	(90,101,890)	(18,076,671)	(15,896,492)	(5,429,412)	(54,204,974)	4,416,940	(24,740,625)	(3,728,871)

Net change in contract owners’ equity	(87,655,891)	(13,356,441)	(16,483,446)	(5,722,201)	(56,194,437)	3,879,500	(24,387,844)	(91,068)
Contract owners’ equity beginning of period	87,655,891	101,012,332	16,483,446	22,205,647	56,194,437	52,314,937	24,387,844	24,478,912

Contract owners’ equity end of period	$-	87,655,891	-	16,483,446	-	56,194,437	-	24,387,844

CHANGES IN UNITS:
Beginning units	5,499,724	6,661,716	656,098	878,960	2,953,153	2,705,132	1,095,402	1,277,738
Units purchased	558,034	2,557,270	10,408	99,272	362,766	1,218,199	14,590	34,433
Units redeemed	(6,057,758)	(3,719,262)	(666,506)	(322,134)	(3,315,919)	(970,178)	(1,109,992)	(216,769)

Ending units	-	5,499,724	-	656,098	-	2,953,153	-	1,095,402

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3		GVDIV6		ACVVS1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$242,477	(38,471)	96,994	43,404	1,226,031	477,965	(9)	(47)
Realized gain (loss) on investments	12,361,169	1,651,681	730,786	(45,030)	12,666,771	496,957	75	1,970
Change in unrealized gain (loss) on investments	(12,399,149)	4,480,393	(880,426)	906,213	(14,646,375)	10,330,848	(440)	(1,120)
Reinvested capital gains	-	-	-	-	-	-	296	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,497	6,093,603	(52,646)	904,587	(753,573)	11,305,770	(78)	803

Equity transactions:
Purchase payments received from contract owners (note 3)	133,524	521,622	48,054	205,183	1,287,067	4,594,960	-	(138)
Transfers between funds	(34,085,541)	(820,925)	(4,935,732)	(222,419)	(65,679,945)	(4,469,670)	-	138
Redemptions (note 3)	(1,133,441)	(4,479,631)	(214,211)	(795,867)	(1,648,384)	(4,253,607)	-	-
Annuity benefits	(2,558)	(7,120)	-	-	-	(1,218)	-	(3,481)
Contract maintenance charges (note 2)	(4,958)	(14,741)	(617)	(1,868)	(127,815)	(415,596)	-	-
Contingent deferred sales charges (note 2)	(413)	(2,030)	(236)	(1,150)	(8,552)	(24,676)	-	-
Adjustments to maintain reserves	(4,002)	(199)	(19)	(94)	(14,613)	(852)	(2,607)	1,293

Net equity transactions	(35,097,389)	(4,803,024)	(5,102,761)	(816,215)	(66,192,242)	(4,570,659)	(2,607)	(2,188)

Net change in contract owners’ equity	(34,892,892)	1,290,579	(5,155,407)	88,372	(66,945,815)	6,735,111	(2,685)	(1,385)
Contract owners’ equity beginning of period	34,892,892	33,602,313	5,155,407	5,067,035	66,945,815	60,210,704	2,685	4,070

Contract owners’ equity end of period	$-	34,892,892	-	5,155,407	-	66,945,815	-	2,685

CHANGES IN UNITS:
Beginning units	3,088,532	3,566,046	284,346	334,802	5,533,991	5,926,599	-	-
Units purchased	20,892	72,266	6,864	30,053	242,823	1,010,250	-	28
Units redeemed	(3,109,424)	(549,780)	(291,210)	(80,509)	(5,776,814)	(1,402,858)	-	(28)

Ending units	-	3,088,532	-	284,346	-	5,533,991	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

  Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

  Growth Fund - Class 1 (AFGF)

  High-Income Bond Fund - Class 1 (AFHY)

  Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

  U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

STERLING CAPITAL FUNDS

  Variable Insurance Funds - Equity Income VIF (BBGI)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

  Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

  VIP Value Series: Service Class (DWVVLS)

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

  VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

  Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

  Balanced Portfolio: Service Shares (JABS)

  Enterprise Portfolio: Service Shares (JAMGS)

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)

  New Discovery Series - Service Class (MNDSC)

  Utilities Series - Service Class (MVUSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Real Estate Portfolio - Class II (VKVGR2)

  U.S. Real Estate Portfolio - Class I (MSVRE)*

  U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

  American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

  American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class II (GEM2)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  Invesco NVIT Comstock Value Fund - Class II (EIF2)

  NVIT Real Estate Fund - Class I (NVRE1)

  NVIT Real Estate Fund - Class II (NVRE2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class II (GVEX2)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

  TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

  Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

  Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP Capital Appreciation Fund - Class I (ACVCA)*

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)*

  VP International Fund - Class II (ACVI2)*

  VP International Fund - Class III (ACVI3)*

  VP International Fund - Class IV (ACVI4)*

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

  Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Service Shares (FCA2S)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Initial Class R (FHIPR)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Overseas Portfolio - Initial Class R (FOPR)

  VIP Overseas Portfolio - Service Class 2 (FO2)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 2 (FTVRD2)

  Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

  Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

  Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  Growth Portfolio - I Class Shares (AMTG)*

  Guardian Portfolio - I Class Shares (AMGP)*

  International Portfolio - S Class Shares (AMINS)

  Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  International Growth Fund/VA- Service Shares (OVIGS)

  Capital Income Fund/VA - Non-Service Shares (OVMS)

  Core Bond Fund/VA - Non-Service Shares (OVB)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  International Growth Fund/VA - Non-Service Shares (OVIG)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

  VT Voyager Fund: Class IB (PVTVB)

  PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

  VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

  VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class  (VWBF)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility  (WRPMAV)

  Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

  Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

  Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

  Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

  Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

  Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

  Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

  Advantage VT Discovery Fund (SVDF)*

  Advantage VT Opportunity Fund - Class 2 (SVOF)*

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

  Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

  Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2014, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.5%(54)	0.5%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.5%(62)	1.5%(62)
Nationwide Lifetime Income Track Charge			1.5%(61)	1.5%(61)			1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.4%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.4%(64)	-		0.4%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring ..	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.4%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.4%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)(60)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2

0.40%	$559,091	$-	$155	$-	$333	$-	$-	$503
0.60%	80,108	-	92	-	91	-	-	-
0.65%	274,968	-	-	-	-	-	-	-
0.75%	810,591	-	-	-	-	-	-	-
0.80%	208,186	-	-	-	-	-	-	-
0.85%	1,073,553	-	-	-	-	-	-	-
0.95%	308,954	1,566	-	-	-	-	-	-
1.05%	293,224	3,895	-	-	-	-	-	-
1.10%	11,837,941	-	-	113	-	-	-	-
1.15%	59,258,619	-	-	1,561	-	-	-	221,584
1.20%	363,991	-	-	-	-	-	-	-
1.25%	4,961,594	-	-	20	-	-	-	-
1.30%	163,935,790	-	-	11,126	-	162,756	15,079	3,640,475
1.35%	14,829,869	-	-	1,598	-	-	-	83,244
1.40%	16,643,146	-	-	300	-	-	-	-
1.45%	5,745,622	-	-	-	-	-	-	-
1.50%	40,482,573	-	-	23,875	-	-	-	977,359
1.55%	40,135,408	-	-	1,226	-	-	-	-
1.60%	10,865,773	-	-	19,705	-	-	-	208,630
1.65%	11,220,525	-	-	1,320	-	-	-	103,662
1.70%	2,919,537	-	-	-	-	-	-	467
1.75%	139,303,743	-	-	54,858	-	-	-	2,781,631
1.80%	9,670,708	-	-	11,699	-	-	-	91,394
1.85%	21,193,221	-	-	4,452	-	-	-	657,537
1.90%	3,441,361	-	-	-	-	-	-	-
1.95%	29,291,085	-	-	19,127	-	-	-	585,586
2.00%	10,757,923	-	-	4,456	-	-	-	30,121
2.05%	6,288,033	-	-	8,160	-	-	-	156,495
2.10%	7,505,428	-	-	5,554	-	-	-	74,000
2.15%	5,912,692	-	-	192	-	-	-	1,067
2.20%	12,785,402	-	-	20,486	-	-	-	424,479
2.25%	1,828,525	-	-	4,283	-	-	-	24,266
2.30%	6,594,626	-	-	7,759	-	-	-	86,717
2.35%	4,776,117	-	-	-	-	-	-	-
2.40%	2,804,231	-	-	10,429	-	-	-	113,389
2.45%	1,297,749	-	-	574	-	-	-	5,398
2.50%	4,135,628	-	-	615	-	-	-	62,748
2.55%	1,358,380	-	-	3,321	-	-	-	768
2.60%	356,533	-	-	273	-	-	-	-
2.65%	556,247	-	-	180	-	-	-	-
2.70%	420,365	-	-	-	-	-	-	-
2.75%	261,378	-	-	-	-	-	-	4,167
2.80%	214,008	-	-	-	-	-	-	-
2.85%	143,246	-	-	-	-	-	-	-
2.90%	59,434	-	-	-	-	-	-	-
2.95%	60,240	-	-	-	-	-	-	-
3.00%	80,518	-	-	-	-	-	-	-
3.05%	28,437	-	-	-	-	-	-	-
3.10%	5,904	-	-	-	-	-	-	-
3.40%	1,764	-	-	-	-	-	-	-

Totals	$657,941,989	$5,461	$247	$217,262	$424	$162,756	$15,079	$10,335,687

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$842	$-	$1,031	$161	$-	$562	$-
0.60%	-	548	-	888	893	-	-	-
0.65%	-	9	-	-	-	-	1,384	-
0.75%	-	4,545	12,873	-	-	-	10,529	-
0.80%	-	484	-	-	-	11,660	-	2,779
0.85%	-	927	19,423	-	-	-	27,336	-
0.95%	-	862	24,670	-	-	-	21,212	-
1.05%	-	2,338	27,432	-	-	-	20,086	-
1.10%	-	25,321	-	-	14	-	41,283	-
1.15%	-	119,977	-	-	7,663	-	335,725	-
1.20%	-	679	-	-	-	-	9,671	-
1.25%	-	38,818	-	-	780	-	33,472	-
1.30%	12,066	434,316	-	-	32,746	2,177,813	272,976	470,346
1.35%	-	123,933	3,204	-	8,513	-	81,543	-
1.40%	-	57,758	-	-	1,148	1,015,517	20,339	122,963
1.45%	-	36,882	18	-	605	-	96,829	-
1.50%	-	779,440	-	-	23,435	-	241,151	-
1.55%	-	217,741	48	-	4,294	-	228,957	-
1.60%	-	400,335	-	-	15,341	-	85,534	-
1.65%	-	95,678	-	-	3,322	-	63,548	-
1.70%	-	13,294	-	-	-	-	16,723	-
1.75%	-	1,098,962	-	-	30,615	-	429,671	-
1.80%	-	161,148	-	-	1,860	-	73,227	-
1.85%	-	86,588	-	-	10,374	-	108,161	-
1.90%	-	13,127	-	-	274	-	11,572	-
1.95%	-	478,832	-	-	28,374	-	78,696	-
2.00%	-	56,620	-	-	2,601	-	64,091	-
2.05%	-	64,772	-	-	9,692	-	22,554	-
2.10%	-	103,813	-	-	3,743	-	32,833	-
2.15%	-	41,921	-	-	1,935	-	8,131	-
2.20%	-	235,963	-	-	17,579	-	49,455	-
2.25%	-	13,948	-	-	28	-	6,744	-
2.30%	-	79,659	-	-	9,179	-	30,332	-
2.35%	-	3,273	-	-	44	-	8,296	-
2.40%	-	59,747	-	-	4,174	-	3,517	-
2.45%	-	6,379	-	-	335	-	2,720	-
2.50%	-	5,545	-	-	2,001	-	2,929	-
2.55%	-	8,750	-	-	1,394	-	6,134	-
2.60%	-	3,515	-	-	-	-	-	-
2.65%	-	5,701	-	-	1,518	-	656	-
2.70%	-	-	-	-	-	-	894	-
2.75%	-	894	-	-	17	-	-	-
2.80%	-	-	-	-	-	-	139	-
2.85%	-	329	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,066	$4,884,213	$87,668	$1,919	$224,652	$3,204,990	$2,549,612	$596,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$1,179	$478	$95	$89	$198	$102	$-	$333
0.60%	374	1,619	1	335	91	-	-	277
0.65%	-	-	-	120	644	40	-	-
0.75%	-	-	-	1,555	617	239	1,256	-
0.80%	-	-	-	-	-	-	455	-
0.85%	-	-	-	2,983	1,538	37	1,762	-
0.95%	-	-	-	-	-	-	890	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	191	4,112	71	4,116	-
1.15%	2,028	-	1,067	11,725	31,306	3,191	34,201	-
1.20%	-	-	-	-	-	-	562	-
1.25%	115	-	-	26	963	63	8,539	-
1.30%	13,096	-	7,047	76,671	153,478	23,440	47,346	-
1.35%	12,979	-	226	5,632	9,876	2,210	13,141	-
1.40%	168	-	200	641	930	186	4,614	-
1.45%	1,692	-	40	1,993	722	98	6,060	-
1.50%	11,103	-	19,297	27,045	53,410	21,767	16,120	-
1.55%	6,615	-	1,043	1,556	15,710	1,667	40,234	-
1.60%	10,922	-	9,878	8,716	17,478	9,984	4,096	-
1.65%	46,124	-	435	4,123	10,841	2,897	5,386	-
1.70%	39	-	3	774	128	33	4,357	-
1.75%	13,280	-	23,732	39,721	82,888	39,494	59,581	-
1.80%	4,464	-	614	1,922	8,647	2,930	7,135	-
1.85%	795	-	6,048	7,985	42,250	9,410	8,374	-
1.90%	157	-	-	49	7,690	-	2,172	-
1.95%	7,088	-	9,029	13,614	34,056	15,028	18,649	-
2.00%	3,560	-	1,268	1,196	11,633	2,066	5,486	-
2.05%	1,948	-	4,086	3,626	14,406	3,382	2,888	-
2.10%	2,075	-	2,011	2,092	6,404	7,257	21,123	-
2.15%	-	-	148	-	1,794	2,821	5,799	-
2.20%	652	-	5,967	13,343	8,963	4,885	4,835	-
2.25%	951	-	679	33	115	298	1,221	-
2.30%	192	-	406	3,201	12,394	11,396	6,776	-
2.35%	-	-	-	210	3,320	470	5,314	-
2.40%	5,175	-	319	1,530	3,145	1,298	75	-
2.45%	360	-	124	-	2,619	988	1,806	-
2.50%	288	-	50	668	778	374	2,442	-
2.55%	-	-	-	1,724	8,469	3,180	1,560	-
2.60%	-	-	-	-	85	-	182	-
2.65%	-	-	-	1,190	1,154	50	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	126	-	-	-	-	17	648	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	170	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$147,545	$2,097	$93,983	$236,279	$552,852	$171,369	$349,201	$610

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$149	$1,676	$487	$-	$830	$-
0.60%	-	-	181	699	367	-	369	-
0.65%	-	-	-	966	-	-	-	-
0.75%	-	-	-	2,977	268	1,468	-	-
0.80%	638	-	-	3,033	536	2,244	-	-
0.85%	-	-	-	7,674	2,309	3,617	-	-
0.95%	-	13,972	-	11,184	266	12,373	-	545
1.05%	-	24,345	-	11,400	413	8,957	-	-
1.10%	-	652	-	23,414	1,420	5,137	20	242
1.15%	-	17,017	-	224,444	21,775	105,764	2,068	18,025
1.20%	-	70	-	268	-	-	-	409
1.25%	-	9,543	-	16,601	1,537	16,168	161	11,496
1.30%	155,761	198	-	469,840	130,138	290,490	7,692	474
1.35%	-	255	-	75,191	12,056	35,718	1,643	2,798
1.40%	53,948	1,508	-	55,775	24,462	62,794	668	1,730
1.45%	-	4,209	-	21,998	5,588	14,974	1,087	3,538
1.50%	-	11,584	-	137,740	53,877	51,818	4,070	10,812
1.55%	-	27,520	-	174,974	14,572	111,417	1,226	20,758
1.60%	-	2,943	-	65,234	36,722	35,736	3,267	2,593
1.65%	-	-	-	38,533	18,246	19,482	666	882
1.70%	-	5,109	-	14,499	619	9,044	29	4,161
1.75%	-	19,760	-	449,795	46,821	102,614	5,537	13,856
1.80%	-	2,456	-	30,021	12,094	25,292	1,066	3,732
1.85%	-	2,133	-	65,834	12,356	14,473	1,396	6,149
1.90%	-	1,208	-	7,403	550	4,722	609	2,767
1.95%	-	257	-	94,544	21,284	28,992	10,189	1,444
2.00%	-	-	-	59,982	2,357	23,819	368	-
2.05%	-	2,636	-	12,528	4,429	19,271	1,119	5,042
2.10%	-	1,121	-	42,265	9,976	7,640	192	1,055
2.15%	-	2,931	-	24,445	2,199	6,054	179	1,072
2.20%	-	1,443	-	48,229	19,794	18,146	5,540	1,133
2.25%	-	-	-	6,065	1,497	1,600	192	-
2.30%	-	-	-	28,804	3,234	4,298	3,289	259
2.35%	-	-	-	15,670	-	765	-	360
2.40%	-	-	-	6,360	2,247	3,990	7,692	-
2.45%	-	-	-	7,106	782	1,765	274	240
2.50%	-	-	-	9,994	120	381	127	20
2.55%	-	-	-	3,714	5,096	1,601	5,429	38
2.60%	-	-	-	915	77	140	-	-
2.65%	-	-	-	2,539	1,324	3,492	20	-
2.70%	-	-	-	1,245	-	-	-	-
2.75%	-	-	-	159	153	93	2,684	-
2.80%	-	-	-	146	-	5,604	560	-
2.85%	-	-	-	-	-	-	6,908	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$210,347	$152,870	$330	$2,275,883	$472,048	$1,061,953	$77,166	$115,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$543	$108	$3,842	$3,779	$-	$-	$-	$197
0.60%	-	184	32	239	-	-	-	47
0.65%	-	-	2,026	1,159	-	-	-	-
0.75%	346	-	11,348	6,660	-	-	-	-
0.80%	-	-	872	-	34	-	19	-
0.85%	622	-	18,439	6,997	-	-	-	-
0.95%	-	-	2,323	2,473	-	4,315	-	-
1.05%	-	-	1,538	1,401	-	1,421	-	-
1.10%	163	-	78,618	5,625	-	4,514	-	154
1.15%	15,207	-	639,074	152,444	-	34,246	-	1,382
1.20%	-	-	6,135	-	-	66	-	-
1.25%	782	-	51,858	9,505	-	5,190	-	1,519
1.30%	51,642	-	677,459	539,910	15,652	-	21,493	-
1.35%	9,697	-	172,167	54,457	-	7,829	-	-
1.40%	5,984	-	107,504	29,424	5,182	2,189	11,350	638
1.45%	2,522	-	75,301	26,993	-	10,838	-	587
1.50%	37,572	-	280,789	212,664	-	12,890	-	3,668
1.55%	12,395	-	577,665	93,056	-	40,512	-	1,508
1.60%	19,313	-	123,570	107,313	-	3,166	-	-
1.65%	4,474	-	146,211	43,963	-	6,539	-	-
1.70%	1,287	-	59,639	2,484	-	12,728	-	434
1.75%	72,558	-	1,467,402	497,404	-	54,334	-	621
1.80%	8,909	-	140,322	28,889	-	5,319	-	115
1.85%	8,992	-	151,623	119,649	-	3,131	-	57
1.90%	244	-	38,011	12,465	-	1,886	-	-
1.95%	30,134	-	254,489	116,581	-	6,248	-	-
2.00%	6,130	-	175,624	48,955	-	7,784	-	-
2.05%	10,332	-	51,530	49,070	-	1,827	-	82
2.10%	12,291	-	87,467	27,567	-	2,293	-	-
2.15%	4,250	-	116,700	11,207	-	1,937	-	-
2.20%	11,029	-	103,714	84,249	-	2,155	-	-
2.25%	168	-	22,868	2,994	-	795	-	-
2.30%	7,189	-	56,571	55,139	-	1,820	-	-
2.35%	1,139	-	89,286	6,068	-	2,991	-	-
2.40%	6,346	-	49,486	18,936	-	428	-	-
2.45%	720	-	16,574	8,658	-	146	-	-
2.50%	521	-	10,700	3,649	-	2,304	-	-
2.55%	3,974	-	22,016	31,971	-	72	-	-
2.60%	-	-	12,471	2,117	-	-	-	-
2.65%	1,200	-	4,484	5,715	-	-	-	-
2.70%	-	-	4,725	-	-	-	-	-
2.75%	-	-	1,403	5,315	-	-	-	-
2.80%	-	-	799	2,154	-	-	-	-
2.85%	-	-	231	-	-	-	-	-
2.90%	-	-	927	-	-	-	-	-
2.95%	-	-	619	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	126	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$348,675	$292	$5,916,578	$2,439,298	$20,868	$241,913	$32,862	$11,009

	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2

0.40%	$90	$-	$-	$8	$-	$-	$849	$18,908
0.60%	200	-	-	197	-	-	201	1,745
0.65%	-	-	-	-	-	-	1,359	22,561
0.75%	-	-	-	-	-	-	2,875	44,797
0.80%	-	-	-	-	-	1,850	-	1,114
0.85%	-	-	-	-	-	-	3,794	41,815
0.95%	-	-	-	-	-	-	4,653	727
1.05%	-	-	-	-	-	-	5,518	2,168
1.10%	-	-	-	-	-	-	42,638	2,014,820
1.15%	-	-	25	4,054	396	-	375,980	7,715,498
1.20%	-	-	-	-	-	-	571	13,000
1.25%	-	-	-	15	-	-	50,482	591,754
1.30%	-	108	-	246,557	30,669	549,899	221,080	18,463,809
1.35%	-	-	1	41	-	-	136,595	1,770,562
1.40%	-	325	-	-	-	189,457	23,808	338,973
1.45%	-	-	-	-	-	-	64,998	594,250
1.50%	-	-	28	69,111	6,314	-	128,053	4,942,950
1.55%	-	-	-	27	-	-	343,426	4,730,212
1.60%	-	-	-	12,440	191	-	44,999	666,756
1.65%	-	-	-	4,744	2,503	-	63,858	1,416,594
1.70%	-	-	-	-	-	-	37,453	300,409
1.75%	369	-	-	102,166	9,097	-	526,128	18,415,101
1.80%	-	-	-	2,303	85	-	50,808	892,560
1.85%	-	-	-	32,664	3,497	-	89,573	2,748,599
1.90%	-	-	-	-	-	-	25,836	249,289
1.95%	1,283	-	-	71,884	7,408	-	84,466	3,708,455
2.00%	-	-	-	322	241	-	34,541	1,368,976
2.05%	-	-	-	1,752	874	-	21,224	679,877
2.10%	522	-	-	5,215	1,349	-	36,570	893,141
2.15%	-	-	-	-	-	-	27,485	324,176
2.20%	54	-	-	2,204	-	-	47,836	1,577,594
2.25%	-	-	-	-	95	-	6,035	137,946
2.30%	-	-	-	2,110	503	-	41,822	683,432
2.35%	-	-	-	-	-	-	21,972	324,766
2.40%	-	-	-	19,740	5,275	-	8,574	231,252
2.45%	-	-	-	899	-	-	8,301	170,489
2.50%	-	-	-	2,905	261	-	12,780	503,368
2.55%	243	-	-	-	-	-	18,536	168,329
2.60%	-	-	-	-	-	-	1,835	32,121
2.65%	-	-	-	-	-	-	2,307	65,092
2.70%	-	-	-	-	-	-	1,279	24,073
2.75%	-	-	-	41	274	-	3,640	17,093
2.80%	-	-	-	-	-	-	2,655	37,828
2.85%	-	-	-	27	-	-	86	17,809
2.90%	-	-	-	-	-	-	-	6,092
2.95%	-	-	-	-	-	-	80	706
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	861
3.40%	-	-	-	-	-	-	-	-

	$2,761	$433	$54	$581,426	$69,032	$741,206	$2,627,559	$76,972,447

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG

0.40%	$1,147	$3,102	$2,489	$2,339	$67	$302	$-	$266
0.60%	896	1,410	2,970	4,247	44	90	-	294
0.65%	5,303	787	376	6,307	-	-	-	-
0.75%	9,781	3,212	2,638	13,591	285	-	761	-
0.80%	465	1,148	2,148	445	1,582	728	-	770
0.85%	7,259	5,528	9,463	10,417	1,555	-	1,556	-
0.95%	4,967	1,523	2,177	2,544	3,634	-	765	-
1.05%	1,635	1,411	3,005	534	1,059	-	796	-
1.10%	444,106	33,479	68,054	439,931	2,903	-	1,943	-
1.15%	2,415,305	266,046	433,185	2,528,910	100,721	-	70,788	-
1.20%	6,529	999	1,416	6,049	730	-	625	-
1.25%	111,846	29,832	38,633	114,215	17,977	-	8,910	-
1.30%	6,986,742	593,455	812,601	7,485,911	99,107	105,990	34,233	139,782
1.35%	510,754	110,870	156,718	566,991	27,109	-	21,808	-
1.40%	61,026	37,192	66,886	47,280	28,440	21,910	3,308	79,931
1.45%	211,282	33,220	60,961	206,632	24,060	-	15,257	-
1.50%	1,555,945	276,162	491,451	1,904,582	85,226	-	72,597	-
1.55%	1,473,406	221,532	395,385	1,553,990	97,993	-	57,108	-
1.60%	90,255	165,665	264,848	307,625	55,009	-	58,623	-
1.65%	419,548	58,021	104,029	468,835	20,091	-	19,390	-
1.70%	104,565	16,801	36,535	97,815	7,732	-	3,563	-
1.75%	5,474,783	666,326	1,063,744	6,046,669	107,017	-	96,471	-
1.80%	287,961	71,055	122,193	324,817	42,127	-	18,751	-
1.85%	1,261,494	90,647	147,189	1,389,034	51,175	-	17,464	-
1.90%	147,793	13,552	26,268	152,280	2,831	-	1,810	-
1.95%	1,006,542	203,698	371,474	1,226,672	26,702	-	44,911	-
2.00%	379,874	48,701	104,498	436,084	12,120	-	8,751	-
2.05%	365,742	30,569	86,412	414,139	9,014	-	27,716	-
2.10%	256,704	54,766	61,428	301,064	6,522	-	30,461	-
2.15%	181,073	18,779	31,479	197,488	3,275	-	4,364	-
2.20%	397,119	74,121	129,186	498,188	31,566	-	45,063	-
2.25%	69,883	6,964	11,954	78,309	1,344	-	2,150	-
2.30%	327,528	35,292	49,203	381,271	14,013	-	9,516	-
2.35%	273,707	9,563	24,418	284,140	836	-	1,110	-
2.40%	106,132	17,149	29,635	139,286	1,191	-	4,557	-
2.45%	59,817	4,929	10,048	75,500	1,451	-	2,572	-
2.50%	354,865	11,973	17,725	378,018	287	-	1,674	-
2.55%	32,566	7,158	10,874	41,747	1,278	-	6,045	-
2.60%	28,430	885	2,342	31,155	-	-	2,251	-
2.65%	53,597	1,807	11,829	59,472	344	-	5,751	-
2.70%	22,099	254	1,654	20,879	-	-	-	-
2.75%	9,548	357	974	9,434	28	-	74	-
2.80%	6,740	541	1,207	17,644	-	-	5,395	-
2.85%	16,283	195	171	17,332	-	-	-	-
2.90%	4,750	-	-	5,036	-	-	-	-
2.95%	699	40	29	738	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	851	-	-	901	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$25,549,342	$3,230,716	$5,271,902	$28,296,487	$888,445	$129,020	$708,888	$221,043

	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.40%	$151	$-	$260	$-	$623	$-	$1,405	$11,584
0.60%	-	-	-	-	263	-	-	1,248
0.65%	30	-	37	-	1,765	-	8,084	35,014
0.75%	554	-	989	-	6,143	814	23,355	36,108
0.80%	-	3,836	-	221	-	295	35	17
0.85%	2,051	-	902	-	9,805	880	55,826	100,093
0.95%	517	-	108	-	-	-	-	-
1.05%	296	-	33	-	379	-	-	-
1.10%	8,511	-	7,965	-	39,070	1,875	1,117,991	1,180,597
1.15%	53,538	-	38,840	-	329,863	65,718	2,180,503	4,481,154
1.20%	-	-	177	-	4,524	-	26,929	11,811
1.25%	3,091	-	10,342	-	18,376	5,100	230,781	332,749
1.30%	58,421	742,030	87,025	34,183	103,090	62,396	9,693,052	9,560,849
1.35%	16,395	-	12,588	-	65,596	12,245	462,134	1,175,965
1.40%	1,662	385,444	1,269	5,315	38,294	4,052	54,047	20,847
1.45%	8,808	-	1,681	-	31,417	2,332	180,746	276,964
1.50%	39,991	-	38,074	-	74,527	73,659	2,308,250	2,829,119
1.55%	41,710	-	42,566	-	320,896	52,882	1,185,982	2,133,897
1.60%	15,320	-	16,654	-	28,052	47,412	224,881	116,529
1.65%	9,153	-	8,908	-	74,442	8,973	437,674	552,239
1.70%	2,765	-	1,602	-	31,101	1,231	49,994	173,495
1.75%	114,950	-	95,429	-	689,294	217,227	6,837,162	13,090,339
1.80%	9,165	-	15,523	-	63,404	38,082	261,158	378,073
1.85%	14,185	-	15,396	-	55,678	5,279	1,200,637	1,265,630
1.90%	4,011	-	3,328	-	8,428	1,290	131,684	406,709
1.95%	37,101	-	34,532	-	92,184	69,330	1,176,665	2,903,486
2.00%	12,356	-	10,637	-	105,622	19,665	399,935	599,553
2.05%	11,806	-	6,623	-	34,863	11,655	226,878	349,398
2.10%	8,916	-	5,304	-	55,170	28,120	261,339	614,620
2.15%	2,035	-	6,011	-	75,550	6,074	160,682	426,545
2.20%	12,752	-	19,271	-	49,873	37,382	487,189	833,902
2.25%	1,335	-	401	-	13,199	4,449	43,973	33,255
2.30%	21,461	-	9,799	-	21,531	18,434	303,869	544,336
2.35%	2,879	-	5,548	-	67,697	1,767	199,789	277,576
2.40%	3,329	-	395	-	25,066	5,042	71,158	122,927
2.45%	4,531	-	1,691	-	9,785	1,206	38,482	118,384
2.50%	801	-	241	-	3,761	27,280	469,693	190,556
2.55%	1,017	-	1,992	-	12,757	4,513	24,180	96,976
2.60%	-	-	-	-	2,903	-	9,835	1,452
2.65%	3,186	-	1,313	-	6,740	1,225	16,531	14,426
2.70%	-	-	-	-	3,993	33,098	127,167	7,900
2.75%	622	-	-	-	1,141	3,648	2,064	12,203
2.80%	-	-	739	-	5,077	-	-	-
2.85%	-	-	-	-	222	-	14,177	-
2.90%	-	-	-	-	816	-	-	-
2.95%	-	-	-	-	594	-	2,395	4,877
3.00%	-	-	-	-	-	-	160	1,523
3.05%	-	-	-	-	126	-	760	-
3.10%	-	-	-	-	-	-	1,005	-
3.40%	-	-	-	-	-	-	-	-

	$529,402	$1,131,310	$504,193	$39,719	$2,583,700	$874,630	$30,710,236	$45,324,925

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.40%	$-	$10,714	$-	$2,336	$-	$149	$878	$-
0.60%	-	242	-	59	-	-	225	-
0.65%	4,249	13,423	-	3,102	-	1,532	800	-
0.75%	16,352	62,295	18,608	19,285	-	6,252	1,497	-
0.80%	-	318	73	-	63	-	313	25,444
0.85%	8,859	66,984	6,290	29,253	-	10,082	975	-
0.95%	-	-	-	-	-	311	97	-
1.05%	-	-	-	-	-	1,577	96	-
1.10%	344,102	1,542,377	129,776	439,279	-	39,775	11,556	-
1.15%	887,709	3,979,767	982,039	1,156,759	-	196,813	69,153	-
1.20%	11,748	36,470	-	3,819	-	3,412	-	-
1.25%	108,472	305,011	46,975	100,083	-	15,402	9,302	-
1.30%	2,631,730	10,513,055	190,630	3,216,052	25,101	78,916	198,696	1,314,400
1.35%	188,661	1,140,829	258,447	274,544	-	43,356	21,918	-
1.40%	54,211	111,951	46,965	53,864	11,667	26,971	11,349	443,399
1.45%	71,391	297,486	78,842	99,525	-	22,046	5,491	-
1.50%	627,372	2,987,728	278,672	791,482	-	58,865	74,994	-
1.55%	745,156	2,287,061	806,142	829,635	-	176,788	59,619	-
1.60%	116,174	435,543	126,933	97,848	-	52,788	17,043	-
1.65%	218,657	713,078	219,573	227,559	-	52,014	21,454	-
1.70%	18,734	128,745	27,412	35,452	-	27,887	3,555	-
1.75%	2,678,841	11,006,621	1,488,450	2,961,710	-	485,449	194,114	-
1.80%	258,143	478,981	154,029	203,807	-	49,323	13,187	-
1.85%	489,089	1,370,083	86,000	626,342	-	27,575	49,110	-
1.90%	41,725	208,467	62,911	80,481	-	5,383	2,405	-
1.95%	516,384	2,137,994	237,780	548,212	-	69,655	37,315	-
2.00%	402,191	763,607	278,956	168,788	-	58,547	8,852	-
2.05%	99,830	384,179	35,002	86,621	-	15,056	5,604	-
2.10%	196,979	538,039	75,188	184,003	-	29,919	11,494	-
2.15%	56,234	275,336	118,056	71,818	-	51,327	5,173	-
2.20%	239,198	1,000,827	171,290	188,328	-	26,124	19,946	-
2.25%	19,504	99,679	52,350	48,304	-	12,208	376	-
2.30%	138,973	371,769	137,303	136,106	-	7,545	18,701	-
2.35%	64,423	228,530	42,076	45,113	-	53,847	1,614	-
2.40%	19,749	94,406	36,941	27,847	-	14,587	941	-
2.45%	35,547	59,280	14,895	29,288	-	5,223	156	-
2.50%	51,478	185,359	82,349	72,038	-	3,848	2,354	-
2.55%	12,704	78,873	2,271	3,651	-	4,527	220	-
2.60%	5,655	20,993	6,397	16,774	-	2,419	455	-
2.65%	9,421	17,878	3,956	11,248	-	593	669	-
2.70%	1,487	13,411	1,902	1,740	-	1,866	1,780	-
2.75%	52,011	16,327	615	3,540	-	1,323	-	-
2.80%	2,786	754	2,283	-	-	718	-	-
2.85%	4,266	16,969	-	9,072	-	183	-	-
2.90%	-	-	3,524	2,825	-	865	-	-
2.95%	-	6,449	-	6,607	-	194	-	-
3.00%	-	1,668	-	-	-	-	-	-
3.05%	1,633	7,738	3,546	-	-	94	-	-
3.10%	-	2,286	-	-	-	-	-	-
3.40%	-	1,764	-	-	-	-	-	-

	$11,451,828	$44,021,344	$6,315,447	$12,914,199	$36,831	$1,743,334	$883,477	$1,783,243

	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2

0.40%	$3	$208	$167	$1,216	$195	$-	$1,411	$4,160
0.60%	-	43	93	-	-	-	-	59
0.65%	1,319	2,294	-	982	-	346	-	3,963
0.75%	2,761	7,998	-	1,601	-	538	2,079	27,437
0.80%	-	2,729	6,172	-	-	270	5,619	51
0.85%	7,677	10,390	-	679	-	4,927	1,011	49,746
0.95%	2,353	9,480	-	8	-	2,108	1,089	-
1.05%	3,847	10,000	-	21	-	969	2,209	906
1.10%	36,376	51,449	-	1,971	-	34,399	12,788	268,596
1.15%	329,179	555,138	-	32,651	-	57,983	282,605	1,056,266
1.20%	4,572	5,005	-	-	-	100	5,513	5,372
1.25%	19,372	45,033	-	606	-	1,580	60,905	72,734
1.30%	48,886	758,090	359,088	136,244	-	96,853	113,518	6,619,460
1.35%	73,480	127,262	-	11,891	-	11,491	97,581	204,581
1.40%	37,755	338,439	110,230	11,691	-	8,808	68,400	31,659
1.45%	26,589	66,412	-	3,942	-	9,309	25,086	17,366
1.50%	57,650	102,291	-	60,483	-	48,934	206,201	1,419,838
1.55%	341,721	476,223	-	12,081	-	28,526	197,504	344,392
1.60%	19,069	43,716	-	35,873	-	29,159	115,830	145,195
1.65%	68,000	99,501	-	19,087	-	5,237	130,827	176,151
1.70%	35,696	50,011	-	1,366	-	1,069	34,286	14,157
1.75%	660,293	879,731	-	176,567	-	91,914	764,435	3,363,497
1.80%	64,516	91,667	-	3,270	-	12,478	54,144	117,845
1.85%	30,203	56,144	-	35,927	-	13,274	70,988	512,158
1.90%	8,134	15,897	-	1,320	-	579	85,011	99,162
1.95%	67,046	135,951	-	36,743	-	38,357	263,759	652,542
2.00%	98,893	118,836	-	9,960	-	9,829	100,925	132,520
2.05%	16,419	23,529	-	12,225	-	7,292	104,527	139,315
2.10%	31,065	40,318	-	11,201	-	2,016	93,683	113,793
2.15%	79,627	86,088	-	2,757	-	1,173	273,315	127,436
2.20%	22,964	50,990	-	33,294	-	16,056	47,580	363,690
2.25%	15,288	15,059	-	3,000	-	1,344	117,796	67,575
2.30%	13,192	29,699	-	20,565	-	4,459	84,367	144,024
2.35%	74,631	77,748	-	393	-	4,072	205,636	175,875
2.40%	24,512	24,883	-	3,844	-	6,741	45,289	77,471
2.45%	9,208	7,236	-	3,770	-	1,146	20,748	11,481
2.50%	3,680	7,876	-	2,301	-	1,062	59,090	350,224
2.55%	5,324	5,745	-	1,480	-	3,447	42,435	15,387
2.60%	5,224	4,419	-	-	-	77	10,814	9,014
2.65%	1,322	3,475	-	1,951	-	51	6,802	10,077
2.70%	4,400	4,410	-	-	-	-	29,963	13,084
2.75%	1,360	3,833	-	205	-	-	-	66
2.80%	746	989	-	-	-	-	11,669	6,239
2.85%	245	203	-	-	-	-	-	4,492
2.90%	820	947	-	-	-	-	143	1,524
2.95%	597	593	-	-	-	-	21,469	6,640
3.00%	-	-	-	-	-	-	10,155	-
3.05%	143	110	-	-	-	-	6,479	4,026
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,356,157	$4,448,088	$475,750	$693,166	$195	$557,973	$3,895,684	$16,981,246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.40%	$13,180	$-	$6,791	$154	$3,134	$1,053	$3,317	$-
0.60%	785	183	83	-	184	211	30	-
0.65%	48,555	11,883	37,892	3,459	9,833	1,481	3,221	-
0.75%	95,790	16,793	62,671	10,548	31,005	2,924	24,064	-
0.80%	224	278	6,065	10,440	1,687	2,050	7,431	1,085
0.85%	123,269	17,087	67,014	12,421	25,564	11,219	14,699	-
0.95%	11	-	8,664	8,511	4,398	2,542	6,425	-
1.05%	3,900	1,166	4,381	12,789	2,026	1,863	4,003	-
1.10%	388,089	175,362	941,349	232,585	236,188	7,747	79,714	-
1.15%	1,990,277	987,638	5,334,088	3,336,733	1,475,441	183,402	975,997	-
1.20%	1,955	15,453	21,924	43,254	5,890	1,325	7,158	-
1.25%	88,629	56,368	399,310	240,157	132,489	24,636	83,373	-
1.30%	6,245,603	2,594,949	7,387,967	397,276	2,772,337	546,532	2,142,577	211,596
1.35%	451,986	166,932	956,507	672,331	342,293	56,792	215,388	-
1.40%	15,575	108,328	744,828	372,099	197,015	120,913	647,688	92,865
1.45%	186,543	100,002	350,459	232,844	161,564	39,210	114,750	-
1.50%	1,378,558	656,978	2,160,430	492,531	611,592	121,880	445,800	-
1.55%	809,228	595,234	3,400,836	2,505,256	1,015,593	159,085	911,989	-
1.60%	116,631	197,915	501,474	226,178	170,958	64,132	351,050	-
1.65%	302,524	170,230	759,094	466,964	305,415	25,159	154,698	-
1.70%	43,701	20,692	244,340	159,497	57,270	14,941	44,248	-
1.75%	6,190,834	2,296,867	9,883,438	3,486,863	2,958,209	327,482	1,524,568	-
1.80%	126,187	224,689	623,589	358,996	172,261	42,488	203,447	-
1.85%	710,299	405,226	1,028,528	221,057	324,194	49,444	352,294	-
1.90%	49,579	30,101	406,968	348,219	163,407	6,444	30,039	-
1.95%	1,202,986	273,121	1,623,024	591,847	364,373	95,234	280,883	-
2.00%	236,389	321,057	740,227	349,644	244,631	26,047	132,474	-
2.05%	99,093	130,172	369,365	193,904	72,374	20,526	85,586	-
2.10%	286,271	91,049	446,823	255,590	151,950	24,666	89,064	-
2.15%	109,898	74,041	897,211	466,027	160,587	11,709	52,537	-
2.20%	371,482	269,665	535,536	130,283	185,925	50,798	131,747	-
2.25%	13,726	25,335	205,895	118,995	81,814	5,462	21,135	-
2.30%	145,281	123,978	321,372	173,806	110,543	13,982	86,345	-
2.35%	46,672	50,915	697,289	276,858	140,822	13,056	21,262	-
2.40%	35,150	12,229	134,277	131,059	38,092	10,204	18,374	-
2.45%	31,807	16,009	74,208	43,876	4,938	5,695	15,980	-
2.50%	50,286	68,481	323,640	167,851	137,094	9,097	13,683	-
2.55%	28,123	28,925	99,167	52,189	57,190	5,714	4,968	-
2.60%	-	9,391	15,588	7,169	5,145	157	1,403	-
2.65%	623	23,960	31,769	4,557	6,897	1,239	12,230	-
2.70%	-	3,910	33,327	4,222	4,546	-	931	-
2.75%	-	298	13,359	15,373	1,408	79	3,056	-
2.80%	-	1,230	1,817	7,924	-	-	418	-
2.85%	-	-	6,228	15,379	251	-	25	-
2.90%	-	-	13,545	9,234	2,043	-	165	-
2.95%	-	-	-	-	-	-	17	-
3.00%	4,368	-	39,609	1,160	21,875	-	-	-
3.05%	-	-	-	2,688	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$22,044,067	$10,374,120	$41,961,966	$16,870,797	$12,972,445	$2,108,620	$9,320,251	$305,546

	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.40%	$239	$-	$197	$-	$690	$-	$827	$-
0.60%	-	-	-	-	238	-	153	-
0.65%	1,358	-	315	-	903	-	591	-
0.75%	4,235	-	2,121	-	5,540	-	5,303	-
0.80%	-	128	-	1,629	-	301	33	6,628
0.85%	6,358	-	1,241	-	3,036	-	950	-
0.95%	530	-	1,990	-	3,447	-	1,302	-
1.05%	1,544	-	944	-	3,592	-	14	-
1.10%	36,164	-	15,047	-	20,163	-	10,824	-
1.15%	323,871	-	87,576	-	232,811	-	84,972	-
1.20%	4,788	-	755	-	3,109	-	1,778	-
1.25%	19,551	-	5,629	-	28,892	-	16,616	-
1.30%	87,538	27,664	72,838	107,970	91,302	42,440	140,735	2,118,570
1.35%	74,538	-	16,407	-	53,978	-	26,236	-
1.40%	35,309	14,689	3,513	30,342	21,117	21,836	9,755	420,129
1.45%	34,518	-	9,746	-	31,295	-	13,741	-
1.50%	78,662	-	40,761	-	110,686	-	126,230	-
1.55%	327,486	-	71,653	-	275,685	-	102,372	-
1.60%	26,825	-	13,299	-	49,927	-	41,165	-
1.65%	65,794	-	14,724	-	53,471	-	26,581	-
1.70%	33,858	-	8,598	-	25,099	-	18,221	-
1.75%	680,661	-	163,649	-	426,172	-	221,813	-
1.80%	65,805	-	7,184	-	70,339	-	41,638	-
1.85%	37,994	-	20,466	-	50,187	-	46,958	-
1.90%	7,938	-	7,179	-	10,230	-	2,126	-
1.95%	87,907	-	38,387	-	77,695	-	60,893	-
2.00%	101,321	-	16,414	-	64,206	-	23,832	-
2.05%	15,834	-	21,611	-	18,630	-	16,976	-
2.10%	30,615	-	8,296	-	33,011	-	18,075	-
2.15%	79,817	-	3,423	-	41,822	-	8,741	-
2.20%	32,309	-	16,524	-	50,310	-	24,889	-
2.25%	13,019	-	1,915	-	11,222	-	4,695	-
2.30%	14,183	-	11,428	-	21,640	-	17,980	-
2.35%	69,522	-	5,599	-	28,748	-	1,911	-
2.40%	25,624	-	3,532	-	16,260	-	3,948	-
2.45%	10,243	-	1,903	-	6,055	-	7,383	-
2.50%	4,652	-	3,932	-	4,183	-	6,293	-
2.55%	7,509	-	1,009	-	5,785	-	1,423	-
2.60%	2,742	-	933	-	1,676	-	148	-
2.65%	2,062	-	3,209	-	1,291	-	4,597	-
2.70%	4,760	-	113	-	1,762	-	-	-
2.75%	1,301	-	131	-	687	-	377	-
2.80%	1,010	-	5,502	-	282	-	-	-
2.85%	228	-	80	-	83	-	-	-
2.90%	719	-	-	-	321	-	-	-
2.95%	689	-	-	-	271	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	141	-	-	-	47	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,461,771	$42,481	$709,773	$139,941	$1,957,896	$64,577	$1,143,095	$2,545,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$308	$71	$-	$-	$10	$83	$74	$346
0.60%	358	-	-	-	-	132	-	1,720
0.65%	694	-	1,173	-	-	-	123	-
0.75%	2,300	-	6,292	-	144	-	2,398	-
0.80%	-	-	2,439	831	-	2,653	-	6,283
0.85%	4,365	-	5,051	-	834	-	181	-
0.95%	5,482	-	146	-	702	-	1,748	-
1.05%	1,773	-	157	-	138	-	627	-
1.10%	30,862	-	29,508	-	2,924	-	2,590	-
1.15%	255,766	-	235,470	-	38,208	-	72,983	-
1.20%	3,266	-	2,931	-	9	-	234	-
1.25%	25,900	-	18,024	-	5,563	-	19,311	-
1.30%	93,979	-	1,904,314	73,105	32,696	362,057	49,358	708,491
1.35%	71,889	-	62,778	-	9,426	-	21,644	-
1.40%	25,105	-	572,851	16,255	3,156	125,388	6,030	323,338
1.45%	42,869	-	25,366	-	8,568	-	20,705	-
1.50%	81,509	-	77,350	-	34,215	-	39,740	-
1.55%	261,646	-	251,637	-	33,059	-	55,950	-
1.60%	32,401	-	24,324	-	14,635	-	21,541	-
1.65%	69,360	-	58,649	-	8,762	-	12,845	-
1.70%	29,629	-	22,842	-	7,079	-	5,185	-
1.75%	471,633	-	521,843	-	72,253	-	80,640	-
1.80%	54,088	-	45,852	-	9,665	-	12,500	-
1.85%	43,124	-	43,207	-	18,784	-	13,935	-
1.90%	13,435	-	15,659	-	2,156	-	3,340	-
1.95%	76,907	-	95,943	-	26,248	-	30,306	-
2.00%	67,737	-	83,104	-	6,711	-	8,694	-
2.05%	11,625	-	34,007	-	3,304	-	4,623	-
2.10%	25,356	-	28,749	-	6,063	-	8,025	-
2.15%	51,351	-	57,421	-	2,576	-	2,715	-
2.20%	26,218	-	34,657	-	16,999	-	14,441	-
2.25%	8,122	-	8,620	-	206	-	1,440	-
2.30%	11,371	-	14,526	-	4,392	-	4,336	-
2.35%	47,275	-	47,771	-	3,792	-	2,213	-
2.40%	19,040	-	20,981	-	1,349	-	2,127	-
2.45%	9,158	-	6,146	-	1,717	-	1,274	-
2.50%	4,580	-	4,783	-	1,689	-	520	-
2.55%	3,769	-	6,804	-	192	-	2,345	-
2.60%	3,578	-	2,189	-	256	-	255	-
2.65%	561	-	2,326	-	1,891	-	1,203	-
2.70%	2,212	-	3,108	-	-	-	31	-
2.75%	904	-	947	-	112	-	188	-
2.80%	631	-	3,812	-	197	-	-	-
2.85%	108	-	145	-	-	-	-	-
2.90%	381	-	487	-	-	-	-	-
2.95%	342	-	427	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	62	-	95	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,993,029	$71	$4,384,911	$90,191	$380,680	$490,313	$528,418	$1,040,178

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2

0.40%	$109	$2,410	$741	$-	$39	$1,228	$1,047	$218
0.60%	-	195	526	-	-	194	388	-
0.65%	8	2,100	176	-	1,014	2,881	-	699
0.75%	423	6,737	4,855	-	2,325	6,542	-	3,547
0.80%	-	540	37	12,679	-	53	-	1,334
0.85%	2,249	7,639	3,314	-	3,459	9,830	-	2,418
0.95%	5,007	4,495	570	-	4,474	-	-	252
1.05%	2,777	956	985	-	6,070	163	-	2,282
1.10%	6,874	32,369	26,385	-	26,241	61,813	-	35,333
1.15%	127,588	250,250	140,597	-	616,101	430,841	-	267,677
1.20%	151	230	429	-	3,257	4,400	-	1,791
1.25%	26,313	23,415	6,970	-	146,060	23,497	-	28,838
1.30%	52,075	642,117	275,753	3,495,831	120,151	474,729	-	389,982
1.35%	51,363	81,410	30,833	-	246,735	92,737	-	68,333
1.40%	5,038	48,649	26,856	1,446,766	56,412	39,591	-	38,758
1.45%	24,475	66,490	27,684	-	111,906	32,960	-	28,846
1.50%	47,256	231,429	116,504	-	189,870	161,997	-	211,902
1.55%	84,046	206,727	106,368	-	662,790	390,132	-	266,054
1.60%	20,947	79,425	71,862	-	67,146	29,096	-	65,232
1.65%	14,924	57,591	27,829	-	86,048	88,279	-	58,557
1.70%	18,336	9,753	15,512	-	51,837	35,581	-	42,259
1.75%	100,425	659,696	372,407	-	509,954	1,008,155	-	581,056
1.80%	12,105	44,692	38,628	-	114,469	79,709	-	63,929
1.85%	12,063	164,123	89,284	-	105,224	92,155	-	90,459
1.90%	8,520	16,000	11,896	-	31,629	9,643	-	15,602
1.95%	22,759	176,029	77,278	-	115,035	183,417	-	137,177
2.00%	11,758	55,750	27,151	-	72,044	129,796	-	70,905
2.05%	11,481	75,491	31,719	-	31,269	26,556	-	28,922
2.10%	7,513	31,436	29,827	-	45,251	64,712	-	31,054
2.15%	5,528	10,981	11,894	-	51,311	86,440	-	34,548
2.20%	13,817	82,344	45,859	-	50,231	67,110	-	67,494
2.25%	400	8,276	5,032	-	13,544	13,601	-	7,507
2.30%	8,439	59,230	48,803	-	29,737	41,759	-	25,965
2.35%	663	28,483	9,144	-	22,733	76,496	-	33,573
2.40%	1,488	7,718	7,456	-	16,730	28,000	-	21,464
2.45%	43	18,537	16,594	-	4,449	15,537	-	6,233
2.50%	308	20,304	23,598	-	4,748	7,227	-	10,190
2.55%	3,789	6,253	4,386	-	1,528	8,453	-	5,119
2.60%	-	4,756	864	-	1,799	2,793	-	1,278
2.65%	226	4,695	4,542	-	1,718	1,181	-	3,601
2.70%	-	422	1,395	-	251	5,394	-	3,051
2.75%	-	368	1,132	-	190	1,179	-	950
2.80%	225	5,787	328	-	763	1,081	-	454
2.85%	-	-	-	-	-	436	-	75
2.90%	-	-	-	-	-	740	-	169
2.95%	28	57	40	-	23	708	-	245
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	139	-	46
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$711,537	$3,236,355	$1,744,043	$4,955,276	$3,626,565	$3,838,961	$1,435	$2,755,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.40%	$-	$89	$21	$-	$559	$1,382	$732	$315
0.60%	-	113	121	-	781	-	148	-
0.65%	-	107	-	-	-	-	-	-
0.75%	-	2,929	-	-	-	-	-	-
0.80%	5,343	-	-	-	-	-	-	-
0.85%	-	4,569	-	-	-	-	-	-
0.95%	-	7,942	-	-	-	-	-	-
1.05%	-	1,256	-	-	-	-	-	-
1.10%	-	4,355	-	-	214	652	-	-
1.15%	-	212,729	-	-	166,053	47,916	111,523	56,354
1.20%	-	979	-	-	-	-	-	-
1.25%	-	24,866	-	-	-	-	-	-
1.30%	559,848	94,236	-	-	3,124,702	1,584,565	2,028,520	1,104,233
1.35%	-	66,288	-	-	73,529	13,630	11,029	3,169
1.40%	257,394	9,151	-	-	-	10	169	-
1.45%	-	35,453	-	-	4,771	-	-	-
1.50%	-	126,829	-	-	739,268	388,335	357,288	250,788
1.55%	-	152,680	-	-	19,444	3,884	660	1,057
1.60%	-	100,747	6,817	1,042	75,057	40,509	30,260	29,664
1.65%	-	32,113	-	-	73,068	52,379	40,708	23,522
1.70%	-	12,992	-	-	1,399	-	-	-
1.75%	-	188,158	-	-	1,581,615	633,511	1,002,143	551,162
1.80%	-	34,600	532	42	164,700	67,513	49,638	30,396
1.85%	-	53,142	-	-	538,121	208,136	271,126	168,072
1.90%	-	9,653	-	-	-	-	-	-
1.95%	-	76,895	-	-	499,954	260,564	275,089	126,929
2.00%	-	20,034	-	-	18,769	12,603	5,312	12,681
2.05%	-	10,346	-	-	42,706	53,067	39,169	14,832
2.10%	-	19,524	-	-	27,657	14,505	18,423	8,657
2.15%	-	7,026	-	-	20,788	3,063	18,010	3,115
2.20%	-	53,664	-	-	177,317	161,669	123,976	34,112
2.25%	-	5,547	-	-	16,657	16,345	10,788	355
2.30%	-	15,951	-	-	144,723	30,086	49,795	6,848
2.35%	-	422	-	-	1,135	-	-	-
2.40%	-	6,448	-	-	72,741	76,581	55,871	14,764
2.45%	-	2,338	-	-	26,332	2,592	5,290	1,547
2.50%	-	577	-	-	65,633	25,141	23,922	17,068
2.55%	-	3,958	-	-	-	10,081	-	99
2.60%	-	69	-	-	-	-	-	-
2.65%	-	124	-	-	-	17,608	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	181	-	-	85	3,019	-	1
2.80%	-	1,924	-	-	-	-	-	-
2.85%	-	86	-	-	-	26	-	26
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$822,585	$1,401,090	$7,491	$1,084	$7,677,778	$3,729,372	$4,529,589	$2,459,766

	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB

0.40%	$119	$1,954	$-	$-	$-	$103	$153	$1,858
0.60%	30	196	-	-	-	88	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	266	-	-	-	-	-	-
1.15%	5,839	30,550	-	-	11,331	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	143	3,623	-	-	-	-	-	-
1.30%	43,661	229,908	16,605	2,738	10,379	-	-	-
1.35%	4,152	26,436	166	555	654	-	-	-
1.40%	1,722	12,799	-	-	-	-	-	-
1.45%	638	5,634	-	-	-	-	-	-
1.50%	40,576	233,221	16,004	16,016	11,020	-	-	-
1.55%	2,517	19,456	-	-	-	-	-	-
1.60%	27,653	109,258	35,129	3,452	9,975	-	-	-
1.65%	4,912	30,950	320	17,009	1,160	-	-	-
1.70%	14	991	-	-	-	-	-	-
1.75%	43,441	276,230	32,335	37,403	18,759	-	-	-
1.80%	4,360	22,244	3,347	1,425	285	-	-	-
1.85%	12,018	60,716	2,670	595	647	-	-	-
1.90%	426	609	-	-	-	-	-	-
1.95%	27,350	204,319	15,759	11,434	15,160	-	-	-
2.00%	3,416	10,819	29	-	-	-	-	-
2.05%	4,573	22,321	586	1	1	-	-	-
2.10%	2,121	19,605	811	1,986	684	-	-	-
2.15%	374	4,105	289	161	-	-	-	-
2.20%	13,992	67,524	5,955	4,188	5,267	-	-	-
2.25%	549	16,064	-	-	1,726	-	-	-
2.30%	2,813	35,821	941	9,725	1,538	-	-	-
2.35%	41	2,203	-	-	-	-	-	-
2.40%	4,092	47,754	1,459	5,651	1,460	-	-	-
2.45%	1,189	4,061	631	-	230	-	-	-
2.50%	1,719	16,868	-	280	646	-	-	-
2.55%	510	4,279	343	-	-	-	-	-
2.60%	12	30	-	-	-	-	-	-
2.65%	70	274	5,378	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	79	1,377	-	-	-	-	-	-
2.80%	215	-	-	-	-	-	-	-
2.85%	-	92	-	-	6,150	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$255,336	$1,522,557	$138,757	$112,619	$97,072	$191	$153	$1,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$734	$303	$-	$-	$-	$-	$1,136
0.60%	-	189	-	-	-	-	-	-
0.65%	-	-	651	-	-	-	-	1,788
0.75%	-	-	1,279	-	-	-	-	13,741
0.80%	-	-	553	1,221	-	437	-	587
0.85%	-	-	945	-	-	-	-	7,012
0.95%	1,850	-	1,697	-	-	-	7,842	9,666
1.05%	3,182	-	2,117	-	-	-	5,287	4,160
1.10%	280	-	15,341	-	-	-	-	38,863
1.15%	13,141	-	89,514	-	-	-	10,826	367,269
1.20%	215	-	73	-	-	-	-	1,541
1.25%	13,109	-	13,076	-	-	-	6,398	43,788
1.30%	2,724	-	267,817	341,837	921	170,869	-	857,322
1.35%	-	-	33,660	-	-	-	548	88,645
1.40%	199	-	19,813	131,646	94	51,015	3,561	71,906
1.45%	4,928	-	9,940	-	-	-	1,664	45,389
1.50%	8,281	-	129,565	-	-	-	3,447	216,159
1.55%	12,753	-	86,875	-	-	-	16,513	311,351
1.60%	2,469	-	57,877	-	-	-	533	81,936
1.65%	-	-	29,330	-	-	-	71	103,943
1.70%	1,605	-	12,564	-	-	-	97	17,297
1.75%	7,916	-	266,795	-	-	-	3,807	793,425
1.80%	12,859	-	25,236	-	-	-	1,483	82,566
1.85%	1,024	-	72,908	-	-	-	3,789	132,243
1.90%	1,404	-	3,103	-	-	-	1,467	9,459
1.95%	1,493	-	92,963	-	-	-	-	201,791
2.00%	-	-	32,139	-	-	-	-	57,109
2.05%	2,997	-	28,951	-	-	-	1,163	33,538
2.10%	147	-	20,865	-	-	-	-	57,539
2.15%	1,677	-	9,476	-	-	-	-	19,277
2.20%	238	-	75,793	-	-	-	443	118,061
2.25%	44	-	3,652	-	-	-	-	7,433
2.30%	64	-	28,382	-	-	-	-	52,960
2.35%	-	-	4,601	-	-	-	-	17,012
2.40%	-	-	8,700	-	-	-	449	10,072
2.45%	-	-	7,089	-	-	-	-	18,745
2.50%	-	-	6,573	-	-	-	-	9,372
2.55%	-	-	18,195	-	-	-	-	5,112
2.60%	-	-	224	-	-	-	-	928
2.65%	-	-	2,113	-	-	-	-	3,494
2.70%	-	-	218	-	-	-	-	541
2.75%	-	-	4,095	-	-	-	-	-
2.80%	-	-	9,711	-	-	-	-	173
2.85%	-	-	83	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	57
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$94,599	$923	$1,494,855	$474,704	$1,015	$222,321	$69,388	$3,914,406

	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS

0.40%	$-	$523	$1,031	$133	$862	$-	$2,544	$-
0.60%	-	68	-	-	-	-	501	-
0.65%	-	-	359	-	709	-	806	-
0.75%	-	-	5,181	-	4,581	-	5,513	-
0.80%	-	1,075	-	-	951	2,095	-	-
0.85%	-	-	6,369	-	10,643	-	9,483	-
0.95%	-	-	1,121	-	2,866	-	1,649	929
1.05%	-	-	1,488	-	6,171	-	8,414	-
1.10%	-	-	26,431	21	9,503	-	10,665	-
1.15%	-	-	167,523	1,656	158,707	-	161,451	4,799
1.20%	-	-	551	-	1,207	-	-	-
1.25%	-	-	18,931	17	15,224	-	18,496	1,728
1.30%	53	95,530	249,958	10,171	238,712	334,376	349,564	-
1.35%	-	-	54,012	770	41,698	-	63,474	-
1.40%	82	28,074	9,617	29	44,263	110,533	9,228	257
1.45%	-	-	23,532	234	37,310	-	25,331	334
1.50%	-	-	125,054	3,950	95,023	-	138,712	356
1.55%	-	-	135,508	1,306	142,788	-	112,582	2,114
1.60%	-	-	58,960	2,032	32,004	-	70,095	-
1.65%	-	-	40,566	671	22,874	-	39,652	-
1.70%	-	-	9,734	-	8,927	-	15,306	755
1.75%	-	-	367,796	5,151	275,139	-	313,807	3,376
1.80%	-	-	34,379	1,574	53,779	-	35,363	849
1.85%	-	-	61,546	1,515	37,098	-	95,586	172
1.90%	-	-	7,332	9	6,251	-	6,794	-
1.95%	-	-	108,892	6,135	61,497	-	120,141	779
2.00%	-	-	27,557	1,919	35,512	-	21,292	-
2.05%	-	-	34,454	309	17,100	-	25,211	-
2.10%	-	-	24,356	339	21,543	-	33,447	233
2.15%	-	-	13,669	108	20,411	-	8,772	-
2.20%	-	-	52,607	2,123	34,933	-	45,380	-
2.25%	-	-	4,036	-	2,555	-	3,169	103
2.30%	-	-	20,021	141	6,040	-	31,917	-
2.35%	-	-	7,351	62	16,966	-	4,459	-
2.40%	-	-	6,819	2,215	5,663	-	4,993	-
2.45%	-	-	3,360	70	3,179	-	7,853	-
2.50%	-	-	7,455	362	756	-	8,116	-
2.55%	-	-	4,241	-	4,391	-	2,617	-
2.60%	-	-	1,432	-	415	-	8,090	-
2.65%	-	-	4,106	-	473	-	2,555	-
2.70%	-	-	2,368	-	884	-	456	-
2.75%	-	-	206	180	84	-	822	-
2.80%	-	-	6,929	-	4,117	-	-	-
2.85%	-	-	209	-	40	-	-	-
2.90%	-	-	-	-	78	-	-	-
2.95%	-	-	34	-	97	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	30	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$135	$125,270	$1,737,081	$43,202	$1,484,054	$447,004	$1,824,306	$16,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	263	-	80	-	6,463	-	1,246	1,084
0.85%	-	-	-	-	-	-	-	-
0.95%	-	165	-	2,335	-	-	-	-
1.05%	-	-	-	825	-	-	-	-
1.10%	-	-	-	1,700	-	396	-	-
1.15%	-	3,303	-	76,646	-	24,080	-	-
1.20%	-	-	-	6,580	-	7,405	-	-
1.25%	-	1,628	-	25,739	-	9,979	-	-
1.30%	147,262	-	81,145	106	3,402,213	-	373,971	1,486,133
1.35%	-	-	-	14,678	-	7,716	-	-
1.40%	54,554	84	37,845	16,817	1,366,723	4,554	216,598	303,863
1.45%	-	707	-	15,467	-	2,157	-	-
1.50%	-	44	-	15,602	-	3,336	-	-
1.55%	-	5,112	-	84,231	-	28,590	-	-
1.60%	-	764	-	7,524	-	1,459	-	-
1.65%	-	-	-	20,273	-	2,346	-	-
1.70%	-	324	-	19,505	-	739	-	-
1.75%	-	335	-	66,888	-	9,983	-	-
1.80%	-	518	-	21,314	-	6,044	-	-
1.85%	-	1,657	-	5,575	-	2,181	-	-
1.90%	-	833	-	3,010	-	2,094	-	-
1.95%	-	83	-	3,750	-	3,450	-	-
2.00%	-	-	-	6,841	-	-	-	-
2.05%	-	1,133	-	4,240	-	1,485	-	-
2.10%	-	-	-	3,755	-	162	-	-
2.15%	-	-	-	5,075	-	1,031	-	-
2.20%	-	-	-	7,121	-	46	-	-
2.25%	-	226	-	1,238	-	1,306	-	-
2.30%	-	37	-	382	-	178	-	-
2.35%	-	-	-	301	-	88	-	-
2.40%	-	-	-	643	-	90	-	-
2.45%	-	-	-	656	-	114	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	195	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$202,079	$16,953	$119,070	$438,817	$4,775,399	$121,204	$591,815	$1,791,080

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.40%	$76	$1,300	$-	$-	$-	$-	$-	$-
0.60%	665	-	-	-	-	-	-	-
0.65%	-	1,806	-	-	-	-	-	-
0.75%	2,235	3,096	-	-	-	-	-	-
0.80%	2,046	-	612	-	480	-	1,687	-
0.85%	7,030	7,684	-	-	-	-	-	-
0.95%	1,656	1,596	-	-	-	-	-	-
1.05%	2,992	919	-	-	-	-	-	-
1.10%	5,499	38,941	-	72,099	-	204,092	-	1,655
1.15%	135,750	430,130	-	280,139	-	1,020,963	-	48,787
1.20%	758	2,514	-	1,184	-	3,300	-	101
1.25%	13,376	60,858	-	11,941	-	47,355	-	21,977
1.30%	240,568	587,524	61,639	789,560	145,832	1,722,815	122,239	37,342
1.35%	52,301	120,325	-	68,211	-	216,918	-	43,975
1.40%	43,955	21,577	15,821	21,692	9,300	21,647	17,206	633
1.45%	22,064	57,883	-	46,335	-	87,555	-	11,500
1.50%	101,117	344,121	-	184,022	-	413,454	-	91,918
1.55%	161,115	332,476	-	160,158	-	529,835	-	61,776
1.60%	46,398	180,821	-	34,702	-	67,380	-	24,242
1.65%	31,812	73,669	-	71,347	-	108,115	-	6,274
1.70%	10,191	21,691	-	11,056	-	15,728	-	6,846
1.75%	195,656	750,884	-	608,564	-	1,566,325	-	145,676
1.80%	27,186	101,321	-	32,043	-	52,485	-	12,978
1.85%	41,108	151,580	-	158,830	-	199,734	-	14,570
1.90%	2,061	17,871	-	8,087	-	33,764	-	7,552
1.95%	52,199	238,129	-	116,111	-	264,991	-	53,675
2.00%	24,349	78,081	-	86,050	-	147,307	-	6,468
2.05%	21,532	100,302	-	19,777	-	42,764	-	10,502
2.10%	47,987	50,374	-	30,650	-	60,694	-	13,369
2.15%	13,720	39,295	-	25,248	-	30,740	-	17,495
2.20%	63,065	86,859	-	61,204	-	133,368	-	6,594
2.25%	2,625	11,302	-	8,250	-	5,161	-	2,577
2.30%	13,266	32,927	-	23,908	-	47,349	-	20,897
2.35%	1,346	27,460	-	2,093	-	26,523	-	3,814
2.40%	6,893	12,869	-	8,327	-	9,450	-	8,545
2.45%	1,893	9,408	-	662	-	10,537	-	1,578
2.50%	1,773	7,404	-	19,423	-	13,127	-	3,924
2.55%	1,653	3,719	-	7,367	-	8,803	-	364
2.60%	70	746	-	1,147	-	-	-	16,949
2.65%	335	521	-	686	-	-	-	7
2.70%	-	1,321	-	-	-	1,184	-	-
2.75%	41	809	-	-	-	-	-	770
2.80%	1,802	346	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	40	-	-	-	1,697	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,402,164	$4,012,499	$78,072	$2,970,873	$155,612	$7,115,160	$141,132	$705,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP

0.40%	$-	$1,932	$-	$-	$1,454	$-	$2,187	$-
0.60%	-	825	-	-	602	-	725	-
0.65%	-	1,139	-	-	2,495	-	1,299	-
0.75%	-	4,893	-	-	16,528	-	3,142	-
0.80%	10,971	-	595	1,434	-	3,837	-	480
0.85%	-	7,391	-	-	21,752	-	12,047	-
0.95%	-	415	-	-	2,112	-	2,932	-
1.05%	-	2,721	-	-	3,144	-	5,317	-
1.10%	-	20,837	-	-	94,428	-	46,273	-
1.15%	-	229,256	-	-	773,471	-	586,562	-
1.20%	-	7,249	-	-	6,543	-	1,750	-
1.25%	-	24,929	-	-	52,408	-	59,421	-
1.30%	4,119,597	448,568	169,782	160,387	594,617	263,997	493,326	559,802
1.35%	-	72,967	-	-	166,134	-	183,282	-
1.40%	969,345	12,440	73,750	69,032	67,369	69,237	25,999	126,291
1.45%	-	37,338	-	-	101,041	-	75,093	-
1.50%	-	261,350	-	-	261,432	-	270,679	-
1.55%	-	166,200	-	-	603,646	-	450,933	-
1.60%	-	136,897	-	-	76,158	-	122,646	-
1.65%	-	60,198	-	-	157,233	-	103,043	-
1.70%	-	19,973	-	-	70,984	-	44,321	-
1.75%	-	515,851	-	-	1,463,943	-	833,300	-
1.80%	-	53,136	-	-	125,632	-	98,468	-
1.85%	-	131,173	-	-	165,547	-	153,735	-
1.90%	-	12,812	-	-	30,133	-	27,136	-
1.95%	-	209,846	-	-	204,546	-	229,921	-
2.00%	-	75,824	-	-	176,193	-	84,616	-
2.05%	-	78,236	-	-	35,733	-	62,971	-
2.10%	-	50,056	-	-	64,647	-	81,114	-
2.15%	-	16,396	-	-	110,911	-	52,441	-
2.20%	-	93,920	-	-	85,980	-	109,381	-
2.25%	-	4,210	-	-	23,735	-	12,165	-
2.30%	-	44,271	-	-	42,933	-	58,977	-
2.35%	-	7,788	-	-	100,967	-	30,918	-
2.40%	-	19,742	-	-	38,065	-	26,928	-
2.45%	-	11,749	-	-	16,110	-	10,190	-
2.50%	-	6,282	-	-	19,373	-	11,098	-
2.55%	-	28,002	-	-	11,008	-	4,632	-
2.60%	-	1,103	-	-	5,571	-	2,241	-
2.65%	-	3,193	-	-	3,222	-	8,943	-
2.70%	-	562	-	-	4,755	-	837	-
2.75%	-	5,770	-	-	2,336	-	419	-
2.80%	-	6,965	-	-	1,144	-	1,819	-
2.85%	-	174	-	-	297	-	84	-
2.90%	-	-	-	-	1,256	-	-	-
2.95%	-	29	-	-	691	-	40	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	158	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$5,099,913	$2,894,608	$244,127	$230,853	$5,808,437	$337,071	$4,393,351	$686,573

	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$-	$545	$-	$528	$-	$312	$1,013
0.60%	-	-	-	-	2,463	-	-	1,017
0.65%	-	-	856	-	166	-	859	-
0.75%	-	-	1,395	-	6,277	-	2,445	-
0.80%	1,256	-	-	255	970	-	851	-
0.85%	-	-	5,236	-	1,451	-	6,833	-
0.95%	-	-	703	-	2,039	2,724	4,463	-
1.05%	-	-	1,903	-	2,998	3,498	2,711	-
1.10%	-	-	14,733	-	25,399	2,035	30,067	-
1.15%	-	7,137	140,524	-	289,931	129,908	269,724	-
1.20%	-	-	734	-	141	1,760	13,307	-
1.25%	-	6,173	12,158	-	45,750	46,437	28,468	-
1.30%	280,487	163	174,717	67,044	452,143	2,207	219,691	-
1.35%	-	-	39,309	-	181,212	34,892	79,636	-
1.40%	59,006	1,794	4,170	16,703	131,625	17,980	48,581	-
1.45%	-	845	28,986	-	55,423	30,075	40,760	-
1.50%	-	1,364	83,189	-	376,033	32,831	80,189	-
1.55%	-	3,270	114,105	-	256,799	204,649	255,081	-
1.60%	-	646	29,740	-	292,364	16,614	44,773	-
1.65%	-	-	22,607	-	125,387	26,186	52,089	-
1.70%	-	3,271	20,377	-	22,775	13,372	25,162	-
1.75%	-	477	266,511	-	621,724	73,056	430,704	-
1.80%	-	728	24,491	-	144,949	64,871	52,356	-
1.85%	-	310	50,762	-	95,940	12,351	42,798	-
1.90%	-	201	8,484	-	3,243	15,917	8,292	-
1.95%	-	470	77,854	-	208,918	18,280	70,909	-
2.00%	-	-	28,542	-	63,069	732	69,052	-
2.05%	-	-	14,709	-	35,896	15,268	13,292	-
2.10%	-	-	22,089	-	55,685	7,756	27,449	-
2.15%	-	-	7,467	-	26,181	7,304	38,311	-
2.20%	-	211	36,515	-	69,308	7,168	27,704	-
2.25%	-	42	1,993	-	32,173	1,988	6,765	-
2.30%	-	-	18,250	-	28,103	1,676	15,155	-
2.35%	-	-	14,851	-	1,385	1,266	33,025	-
2.40%	-	-	4,558	-	36,437	700	9,036	-
2.45%	-	-	4,689	-	5,700	1,111	7,088	-
2.50%	-	-	9,154	-	786	242	7,259	-
2.55%	-	-	1,541	-	41,978	19	2,670	-
2.60%	-	-	2,141	-	877	-	2,533	-
2.65%	-	-	2,055	-	3,883	650	409	-
2.70%	-	-	1,500	-	-	-	2,623	-
2.75%	-	-	68	-	19,483	-	449	-
2.80%	-	-	224	-	3,085	-	289	-
2.85%	-	-	82	-	225	-	89	-
2.90%	-	-	-	-	-	-	341	-
2.95%	-	-	-	-	-	-	242	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	46	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$340,749	$27,102	$1,294,517	$84,002	$3,770,902	$795,523	$2,074,888	$2,030

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB

0.40%	$-	$-	$142	$229	$423	$244	$59	$20
0.60%	-	-	2,925	-	324	715	1	-
0.65%	-	-	117	52	-	-	-	1,384
0.75%	-	28	979	1,114	-	-	-	6,727
0.80%	254	200	640	55	-	-	-	292
0.85%	-	-	2,125	789	-	-	-	5,790
0.95%	158	2,055	1,291	266	-	-	-	4,815
1.05%	455	697	1,778	302	-	-	-	772
1.10%	1,629	12,919	5,688	3,049	-	-	-	33,783
1.15%	24,442	106,630	119,607	40,135	-	-	-	251,059
1.20%	72	655	342	-	-	-	-	3,106
1.25%	2,371	16,587	10,350	10,434	-	-	-	18,123
1.30%	19,749	26,096	204,670	117,547	-	-	-	259,815
1.35%	7,337	24,713	48,030	23,881	-	-	-	62,692
1.40%	7,791	11,863	46,962	9,560	-	-	-	122,191
1.45%	3,111	20,968	37,881	25,325	-	-	-	43,130
1.50%	6,164	28,492	119,815	162,959	-	-	-	53,288
1.55%	38,842	112,473	77,924	66,292	-	-	-	221,911
1.60%	1,861	13,919	137,100	126,101	-	-	-	22,791
1.65%	2,385	12,261	35,517	18,211	-	-	-	95,008
1.70%	1,254	17,573	6,636	2,684	-	-	-	28,933
1.75%	22,922	126,326	193,813	244,732	-	-	-	432,826
1.80%	4,710	21,209	80,068	42,241	-	-	-	65,371
1.85%	1,808	13,714	36,844	30,900	-	-	-	41,452
1.90%	1,688	7,907	1,052	2	-	-	-	15,000
1.95%	5,626	19,601	81,947	129,214	-	-	-	66,099
2.00%	2,293	17,725	13,843	16,912	-	-	-	65,389
2.05%	336	2,511	12,945	22,839	-	-	-	21,190
2.10%	3,059	10,713	9,384	13,042	-	-	-	19,575
2.15%	2,017	8,200	8,732	4,381	-	-	-	31,628
2.20%	227	8,267	41,854	82,196	-	-	-	27,012
2.25%	90	2,779	4,001	3,873	-	-	-	9,523
2.30%	1,156	8,134	11,656	43,198	-	-	-	16,899
2.35%	136	14,990	286	3,297	-	-	-	39,661
2.40%	73	1,004	5,215	17,945	-	-	-	8,867
2.45%	563	2,976	649	834	-	-	-	6,242
2.50%	113	6,600	536	3,517	-	-	-	4,019
2.55%	-	1,083	2,292	6,142	-	-	-	774
2.60%	-	2,066	570	-	-	-	-	2,882
2.65%	185	153	1,079	3,274	-	-	-	2,558
2.70%	-	1,168	-	-	-	-	-	838
2.75%	-	566	1	13	-	-	-	3,389
2.80%	-	516	-	-	-	-	-	15,309
2.85%	-	-	37	-	-	-	-	53
2.90%	-	-	-	-	-	-	-	509
2.95%	-	-	-	-	-	-	-	168
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$164,877	$686,337	$1,367,323	$1,277,537	$747	$959	$60	$2,132,863

	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	326	165	-	438	407
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	401	10,382	-	-	-
1.05%	-	-	-	16	2,123	-	-	-
1.10%	-	-	-	913	4,320	1	-	-
1.15%	-	-	-	5,331	66,846	2,082	-	-
1.20%	-	-	-	71	-	-	-	-
1.25%	-	-	-	3,656	6,249	137	-	-
1.30%	107	-	-	6,012	69,963	10,950	322,521	230,744
1.35%	-	-	-	1,332	28,714	120	-	-
1.40%	93	-	197	7,472	19,314	1,379	146,533	136,663
1.45%	-	-	-	1,010	7,494	1,772	-	-
1.50%	-	55	-	1,617	7,971	5,398	-	-
1.55%	-	-	-	9,186	44,901	1,975	-	-
1.60%	-	-	-	647	5,429	2,228	-	-
1.65%	-	-	-	42	4,401	622	-	-
1.70%	-	-	-	589	10,031	8	-	-
1.75%	-	40	-	7,559	43,295	7,683	-	-
1.80%	-	78	-	737	4,085	657	-	-
1.85%	-	-	-	554	3,553	1,230	-	-
1.90%	-	-	-	-	9,002	84	-	-
1.95%	-	-	-	949	4,104	9,724	-	-
2.00%	-	-	-	223	6,341	173	-	-
2.05%	-	-	-	201	3,192	1,066	-	-
2.10%	-	-	-	535	2,429	502	-	-
2.15%	-	-	-	633	4,786	121	-	-
2.20%	-	-	-	2,425	1,410	1,317	-	-
2.25%	-	-	-	182	939	46	-	-
2.30%	-	-	-	2,575	1,891	3,110	-	-
2.35%	-	-	-	335	3,493	-	-	-
2.40%	-	-	-	701	1,055	2,991	-	-
2.45%	-	-	-	235	-	-	-	-
2.50%	-	-	-	128	-	242	-	-
2.55%	-	-	-	-	-	114	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	196	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	38	371	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$200	$173	$197	$56,631	$378,445	$55,732	$469,492	$367,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.40%	$129	$-	$987	$459	$546	$-	$270	$-
0.60%	2,903	-	2,670	668	-	-	-	-
0.65%	-	-	-	-	2,294	-	510	-
0.75%	-	1,096	-	-	4,888	-	810	-
0.80%	2,365	-	-	150	-	725	-	420
0.85%	-	882	-	-	8,296	-	2,524	-
0.95%	-	7,368	-	-	2,421	-	2,794	-
1.05%	-	5,938	-	-	2,933	-	3,886	-
1.10%	-	3,595	-	-	50,576	-	10,299	-
1.15%	-	158,568	-	-	429,931	-	128,861	-
1.20%	-	1,029	-	-	4,752	-	93	-
1.25%	-	48,722	-	-	37,834	-	14,880	-
1.30%	1,340,516	87,677	-	133,546	197,964	80,028	134,946	111,874
1.35%	-	64,390	-	-	108,987	-	54,116	-
1.40%	618,206	10,804	-	33,613	44,598	23,711	6,086	19,496
1.45%	-	34,877	-	-	41,145	-	22,694	-
1.50%	-	101,272	-	-	153,347	-	84,288	-
1.55%	-	122,143	-	-	441,110	-	139,280	-
1.60%	-	44,907	-	-	60,696	-	31,914	-
1.65%	-	21,924	-	-	85,468	-	24,262	-
1.70%	-	7,045	-	-	47,044	-	7,616	-
1.75%	-	119,564	-	-	917,416	-	229,312	-
1.80%	-	29,202	-	-	85,402	-	27,564	-
1.85%	-	19,158	-	-	87,825	-	46,335	-
1.90%	-	2,884	-	-	10,681	-	9,929	-
1.95%	-	48,864	-	-	132,522	-	72,233	-
2.00%	-	6,711	-	-	127,309	-	18,170	-
2.05%	-	10,340	-	-	33,918	-	18,474	-
2.10%	-	14,379	-	-	52,050	-	38,751	-
2.15%	-	3,207	-	-	88,004	-	7,795	-
2.20%	-	35,132	-	-	53,993	-	34,721	-
2.25%	-	702	-	-	14,664	-	1,799	-
2.30%	-	8,996	-	-	37,481	-	23,550	-
2.35%	-	865	-	-	83,876	-	7,867	-
2.40%	-	8,499	-	-	29,767	-	5,232	-
2.45%	-	269	-	-	13,592	-	4,404	-
2.50%	-	1,500	-	-	13,808	-	2,970	-
2.55%	-	2,585	-	-	14,324	-	15,023	-
2.60%	-	2,726	-	-	5,387	-	6,394	-
2.65%	-	190	-	-	2,825	-	3,343	-
2.70%	-	-	-	-	4,446	-	-	-
2.75%	-	245	-	-	2,857	-	1,125	-
2.80%	-	-	-	-	1,402	-	1,970	-
2.85%	-	-	-	-	244	-	-	-
2.90%	-	-	-	-	817	-	-	-
2.95%	-	-	-	-	646	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	142	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,964,119	$1,038,255	$3,657	$168,436	$3,540,228	$104,464	$1,247,090	$131,790

	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD

0.40%	$-	$-	$413	$55	$5,869	$7,797	$227	$117
0.60%	-	-	748	-	3,139	2,020	8	381
0.65%	-	-	15	-	4,079	4,525	-	-
0.75%	-	-	3,387	1,200	16,636	14,803	-	-
0.80%	492	-	-	63	383	-	-	-
0.85%	-	157	1,153	1,358	29,642	19,733	-	-
0.95%	-	713	-	-	5,284	1,488	-	-
1.05%	-	716	-	249	6,393	2,290	-	-
1.10%	-	269	1,286	3,197	65,340	8,379	-	-
1.15%	-	30,796	41,964	45,920	480,301	239,476	-	688
1.20%	-	273	-	-	1,954	95	-	-
1.25%	-	4,033	986	4,426	37,165	14,262	-	16
1.30%	11,620	-	68,325	71,598	1,325,233	1,078,090	-	8,665
1.35%	-	7,768	19,695	13,270	136,376	105,974	-	66
1.40%	5,864	2,489	4,915	6,496	69,869	33,301	-	-
1.45%	-	4,741	3,480	4,520	65,915	33,500	-	26
1.50%	-	3,856	105,323	34,972	423,632	387,148	-	1,869
1.55%	-	28,421	23,029	25,720	378,430	85,670	-	619
1.60%	-	18,659	120,657	34,203	225,741	313,760	-	1,525
1.65%	-	3,383	14,627	7,223	108,040	64,147	-	243
1.70%	-	707	1,779	389	25,201	2,024	-	-
1.75%	-	14,626	148,257	61,868	1,432,438	1,038,731	-	1,194
1.80%	-	9,251	38,057	10,025	125,951	95,107	-	521
1.85%	-	1,071	15,988	4,980	291,008	242,092	-	10,765
1.90%	-	1,710	-	147	14,524	3,058	-	-
1.95%	-	4,101	52,267	17,057	370,868	264,198	-	2,579
2.00%	-	2,235	32,794	3,276	103,413	28,417	-	-
2.05%	-	212	16,850	8,095	71,853	81,610	-	139
2.10%	-	902	26,681	6,439	70,951	56,885	-	139
2.15%	-	659	2,948	2,308	51,617	27,796	-	97
2.20%	-	957	42,496	15,982	141,781	173,226	-	542
2.25%	-	443	3,827	1,459	15,517	3,926	-	-
2.30%	-	44	13,079	5,990	86,849	105,335	-	22
2.35%	-	-	196	-	44,404	5,930	-	-
2.40%	-	122	7,257	1,884	22,773	16,936	-	1,630
2.45%	-	524	465	843	12,772	8,082	-	25
2.50%	-	-	826	249	11,035	10,019	-	1
2.55%	-	-	6,830	1,974	12,895	13,721	-	-
2.60%	-	-	391	-	1,598	3,090	-	-
2.65%	-	-	15	-	2,618	1,470	-	-
2.70%	-	-	-	-	2,479	568	-	-
2.75%	-	37	-	123	1,009	311	-	-
2.80%	-	-	-	-	689	728	-	-
2.85%	-	-	-	-	847	518	-	-
2.90%	-	-	-	-	360	-	-	-
2.95%	-	-	-	-	269	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	62	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$17,976	$143,875	$821,006	$397,558	$6,305,202	$4,600,236	$235	$31,869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS

0.40%	$801	$-	$-	$-	$-	$-	$742	$429
0.60%	87	-	-	-	-	-	124	231
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	490	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	760	1,006	-	-	-
1.05%	-	168	-	15	1,723	-	-	-
1.10%	-	82	-	126	770	-	-	32
1.15%	-	7,087	744	7,328	12,847	347	-	16,911
1.20%	-	19	-	-	3	-	-	-
1.25%	-	1,766	506	4,401	2,823	4,072	-	352
1.30%	-	-	-	-	5,393	-	-	32,312
1.35%	-	950	-	88	1,999	1,708	-	1,808
1.40%	-	378	433	753	3,889	-	-	224
1.45%	-	1,212	343	990	1,145	-	-	98
1.50%	-	1,035	674	290	3,451	-	-	11,624
1.55%	-	11,703	252	4,330	18,237	73	-	818
1.60%	-	-	40	4,971	1,091	-	-	12,759
1.65%	-	207	-	133	1,853	-	-	364
1.70%	-	525	-	856	6,635	-	-	-
1.75%	-	8,702	506	346	8,612	-	-	22,180
1.80%	-	1,034	198	4,842	2,827	-	-	1,044
1.85%	-	450	368	864	2,604	-	-	2,025
1.90%	-	689	-	376	2,873	-	-	-
1.95%	-	1,369	-	-	2,430	-	-	14,928
2.00%	-	-	-	-	2,291	-	-	653
2.05%	-	307	693	12	1,972	-	-	2,636
2.10%	-	2,245	-	-	1,452	-	-	881
2.15%	-	-	-	-	2,379	-	-	630
2.20%	-	-	-	15	2,100	-	-	12,137
2.25%	-	195	-	54	260	-	-	673
2.30%	-	12	-	158	181	-	-	81
2.35%	-	-	-	-	2,929	-	-	-
2.40%	-	-	-	-	710	-	-	3,879
2.45%	-	155	-	-	152	-	-	243
2.50%	-	-	-	-	56	-	-	170
2.55%	-	-	-	-	-	-	-	66
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$888	$40,290	$4,757	$31,708	$97,183	$6,200	$866	$140,188

	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV

0.40%	$248	$123	$-	$-	$-	$16,815	$2,874	$11,893
0.60%	766	750	-	-	-	5,615	1,491	4,219
0.65%	119	-	-	-	-	-	-	-
0.75%	8,029	1,915	-	-	1,824	-	-	-
0.80%	2,396	40	58	1,525	1,930	-	-	-
0.85%	16,434	2,067	-	-	140	-	-	-
0.95%	7,718	-	-	-	-	-	-	-
1.05%	3,702	11	-	-	292	-	-	-
1.10%	6,094	491	-	-	4,095	-	-	-
1.15%	188,043	47,006	-	-	13,845	-	-	-
1.20%	788	-	-	-	4	-	-	-
1.25%	16,207	563	-	-	1,749	-	-	-
1.30%	581,910	119,481	101,257	254,190	377,223	-	-	-
1.35%	68,063	11,140	-	-	6,341	-	-	-
1.40%	128,111	9,576	54,399	97,487	99,901	-	-	-
1.45%	19,905	672	-	-	2,752	-	-	-
1.50%	213,910	46,066	-	-	16,403	-	-	-
1.55%	168,218	41,969	-	-	25,797	-	-	-
1.60%	130,592	37,422	-	-	8,195	-	-	-
1.65%	84,716	7,630	-	-	7,548	-	-	-
1.70%	29,077	2,694	-	-	41	-	-	-
1.75%	295,210	60,945	-	-	14,304	-	-	-
1.80%	64,851	8,799	-	-	17,555	-	-	-
1.85%	111,220	16,396	-	-	7,953	-	-	-
1.90%	13,408	126	-	-	-	-	-	-
1.95%	125,142	27,823	-	-	8,954	-	-	-
2.00%	33,244	4,112	-	-	2,493	-	-	-
2.05%	51,812	19,686	-	-	6,922	-	-	-
2.10%	53,814	34,731	-	-	8,852	-	-	-
2.15%	7,867	1,616	-	-	1,246	-	-	-
2.20%	84,398	30,945	-	-	35,431	-	-	-
2.25%	2,731	990	-	-	377	-	-	-
2.30%	26,421	7,789	-	-	2,011	-	-	-
2.35%	3,800	-	-	-	1,210	-	-	-
2.40%	27,514	3,651	-	-	7,390	-	-	-
2.45%	864	452	-	-	1,852	-	-	-
2.50%	3,302	329	-	-	-	-	-	-
2.55%	15,295	3,233	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	6,781	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	371	91	-	-	8,563	-	-	-
2.80%	6,121	-	-	-	565	-	-	-
2.85%	613	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,609,825	$551,330	$155,714	$353,202	$693,758	$22,430	$4,365	$16,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP

0.40%	$1,167	$319	$2,674	$43	$11,934	$118,692	$199,047	$29,925
0.60%	3,878	2,401	1,433	12	94	4,237	1,173	560
0.65%	51	-	97	-	-	-	-	-
0.75%	5,264	1,023	605	-	-	-	-	-
0.80%	1,325	-	-	-	-	-	-	-
0.85%	1,163	2,077	257	-	-	-	-	-
0.95%	540	-	-	-	-	-	-	-
1.05%	1,552	-	-	-	-	-	-	-
1.10%	10,004	1,264	547	-	-	-	-	-
1.15%	139,447	90,063	27,510	-	-	-	-	-
1.20%	19	66	-	-	-	-	-	-
1.25%	39,925	6,713	1,717	-	-	-	-	-
1.30%	418,377	239,020	105,251	-	-	-	-	-
1.35%	96,300	32,005	24,843	-	-	-	-	-
1.40%	43,577	36,428	5,268	-	-	-	-	-
1.45%	32,733	27,790	4,323	-	-	-	-	-
1.50%	552,351	136,240	92,877	-	-	-	-	-
1.55%	147,127	59,618	14,671	-	-	-	-	-
1.60%	455,994	190,942	87,189	-	-	-	-	-
1.65%	59,486	27,209	12,210	-	-	-	-	-
1.70%	7,544	1,116	1,089	-	-	-	-	-
1.75%	761,432	183,509	155,407	-	-	-	-	-
1.80%	191,774	46,962	18,340	-	-	-	-	-
1.85%	51,146	73,898	22,240	-	-	-	-	-
1.90%	2,777	16,831	2,415	-	-	-	-	-
1.95%	371,998	91,080	60,250	-	-	-	-	-
2.00%	84,426	26,540	5,890	-	-	-	-	-
2.05%	54,124	37,690	20,853	-	-	-	-	-
2.10%	87,781	13,502	8,626	-	-	-	-	-
2.15%	37,361	5,254	2,201	-	-	-	-	-
2.20%	250,688	75,178	31,283	-	-	-	-	-
2.25%	16,974	5,817	736	-	-	-	-	-
2.30%	50,346	20,519	18,929	-	-	-	-	-
2.35%	2,249	4,987	441	-	-	-	-	-
2.40%	57,089	21,889	8,814	-	-	-	-	-
2.45%	4,076	1,843	902	-	-	-	-	-
2.50%	4,265	1,976	2,207	-	-	-	-	-
2.55%	14,666	21,931	2,409	-	-	-	-	-
2.60%	436	520	-	-	-	-	-	-
2.65%	8,461	2,140	1,754	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	579	2,853	252	-	-	-	-	-
2.80%	179	1,465	-	-	-	-	-	-
2.85%	633	-	230	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,071,284	$1,510,678	$746,740	$55	$12,028	$122,929	$200,220	$30,485

	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4

0.40%	$-	$-	$427	$-	$-	$-	$-	$-
0.60%	-	-	762	-	-	-	-	-
0.65%	-	-	161	-	-	-	-	-
0.75%	-	-	467	-	-	-	-	522
0.80%	-	-	227	-	-	-	527	-
0.85%	-	-	3,447	-	-	-	-	420
0.95%	-	-	651	-	-	-	-	3,512
1.05%	-	-	881	-	-	-	-	2,770
1.10%	-	-	13,322	87	-	-	-	2,012
1.15%	-	-	49,127	-	351	71	-	72,114
1.20%	-	-	-	-	-	-	-	423
1.25%	-	-	5,415	-	3,446	-	-	12,035
1.30%	12	3,840	183,352	-	-	-	203,036	34,390
1.35%	-	-	21,473	-	-	-	-	32,564
1.40%	549	277	13,610	-	-	199	41,814	4,737
1.45%	-	-	7,415	-	-	-	-	17,537
1.50%	-	-	79,714	-	-	-	-	37,550
1.55%	-	-	69,727	-	-	-	-	51,626
1.60%	-	-	45,883	-	-	374	-	17,712
1.65%	-	-	18,557	-	-	-	-	12,221
1.70%	-	-	1,223	-	-	-	-	2,511
1.75%	-	-	182,630	-	-	36	-	52,991
1.80%	-	-	15,218	-	-	-	-	11,215
1.85%	-	-	35,939	-	-	-	-	8,209
1.90%	-	-	2,508	-	-	-	-	1,195
1.95%	-	-	53,902	-	-	-	-	15,323
2.00%	-	-	12,428	-	-	-	-	5,071
2.05%	-	-	12,982	-	-	-	-	3,360
2.10%	-	-	23,694	-	-	-	-	7,550
2.15%	-	-	2,043	-	-	-	-	1,216
2.20%	-	-	29,964	-	-	-	-	15,393
2.25%	-	-	2,835	-	-	-	-	166
2.30%	-	-	15,426	-	-	-	-	3,846
2.35%	-	-	2,095	-	-	-	-	827
2.40%	-	-	8,278	-	-	-	-	849
2.45%	-	-	1,860	-	-	-	-	41
2.50%	-	-	1,908	-	-	-	-	215
2.55%	-	-	3,151	-	-	-	-	907
2.60%	-	-	4,442	-	-	-	-	1,310
2.65%	-	-	521	-	-	-	-	87
2.70%	-	-	179	-	-	-	-	-
2.75%	-	-	251	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$561	$4,117	$928,095	$87	$3,797	$680	$245,377	$434,427

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	8	-	-	-	-
0.65%	-	-	56	-	-	-	-	-
0.75%	-	-	729	134	-	341	-	-
0.80%	129	107	242	472	287	-	340	497
0.85%	-	-	912	762	-	622	-	-
0.95%	76	952	681	1,343	-	342	-	-
1.05%	219	377	878	489	-	223	-	-
1.10%	838	6,443	2,942	1,177	-	979	-	-
1.15%	13,399	50,827	63,943	52,381	-	30,849	-	-
1.20%	97	270	164	34	-	72	-	-
1.25%	1,267	6,266	6,482	5,084	-	3,562	-	-
1.30%	10,462	13,297	95,893	54,786	51,814	13,164	63,634	98,610
1.35%	3,857	13,347	23,815	11,611	-	9,748	-	-
1.40%	3,703	4,690	24,029	15,934	10,022	1,338	36,338	44,587
1.45%	2,342	10,965	20,251	9,992	-	7,767	-	-
1.50%	2,938	12,952	49,962	37,463	-	29,152	-	-
1.55%	19,254	57,143	39,637	47,356	-	23,465	-	-
1.60%	1,060	3,858	62,821	28,203	-	23,200	-	-
1.65%	1,727	7,428	17,831	10,120	-	8,114	-	-
1.70%	757	8,563	3,421	2,485	-	1,247	-	-
1.75%	11,283	69,944	86,932	48,659	-	40,329	-	-
1.80%	3,024	10,596	37,781	23,488	-	6,464	-	-
1.85%	1,078	6,418	15,838	22,402	-	6,220	-	-
1.90%	1,067	3,313	533	1,716	-	837	-	-
1.95%	2,887	10,825	24,336	9,645	-	14,081	-	-
2.00%	1,766	11,130	8,069	5,500	-	3,390	-	-
2.05%	158	889	5,512	2,615	-	4,666	-	-
2.10%	2,058	5,890	4,550	3,074	-	13,203	-	-
2.15%	1,203	4,266	3,640	1,984	-	1,965	-	-
2.20%	170	4,267	19,151	15,750	-	17,851	-	-
2.25%	47	1,506	1,658	467	-	1,066	-	-
2.30%	566	4,277	4,844	6,231	-	3,622	-	-
2.35%	61	9,982	137	445	-	524	-	-
2.40%	199	686	449	95	-	211	-	-
2.45%	309	1,555	95	1,032	-	1,281	-	-
2.50%	55	5,701	656	-	-	349	-	-
2.55%	-	599	1,219	625	-	2,336	-	-
2.60%	-	1,108	273	-	-	986	-	-
2.65%	90	89	866	159	-	1,648	-	-
2.70%	-	648	-	-	-	-	-	-
2.75%	-	321	-	11	-	-	-	-
2.80%	-	319	-	-	-	319	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$88,146	$351,871	$631,228	$423,732	$62,123	$275,533	$100,312	$143,694

	GVDIV3	GVDIV6	ACVVS1

0.40%	$-	$89	$-
0.60%	-	-	-
0.65%	-	128	-
0.75%	-	991	-
0.80%	59	-	-
0.85%	-	679	-
0.95%	-	827	-
1.05%	-	438	-
1.10%	-	7,010	-
1.15%	-	41,903	-
1.20%	-	380	-
1.25%	-	2,741	-
1.30%	13,868	33,061	9
1.35%	-	7,918	-
1.40%	7,073	1,664	-
1.45%	-	4,206	-
1.50%	-	17,967	-
1.55%	-	33,617	-
1.60%	-	5,663	-
1.65%	-	7,610	-
1.70%	-	4,484	-
1.75%	-	77,691	-
1.80%	-	3,800	-
1.85%	-	7,895	-
1.90%	-	3,432	-
1.95%	-	15,662	-
2.00%	-	7,592	-
2.05%	-	5,124	-
2.10%	-	3,803	-
2.15%	-	2,240	-
2.20%	-	7,193	-
2.25%	-	943	-
2.30%	-	4,794	-
2.35%	-	3,288	-
2.40%	-	1,258	-
2.45%	-	1,155	-
2.50%	-	3,303	-
2.55%	-	478	-
2.60%	-	431	-
2.65%	-	787	-
2.70%	-	52	-
2.75%	-	-	-
2.80%	-	401	-
2.85%	-	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-

	$21,000	$322,698	$9

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $971,905,312 and $927,915,455, respectively, and total transfers from the Account to the fixed account were $173,561,568 and $227,209,766, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $14,025,741 and $15,596,840 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

For guaranteed minimum death benefits, the Company contributed $3,350,109 and $4,697,906 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,518,850 and $5,377,846 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$45,160,449,892	$-	$-	$45,160,449,892

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$17,583	$86,428
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	139,796	41,072
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	8,188,453	552,852
VP Inflation Protection Fund - Class I ( ACVIP1 )	160,406	6,368
Growth Fund - Class 1 ( AFGF )	811,793	845,136
High-Income Bond Fund - Class 1 ( AFHY )	2,005,277	2,157,026
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	388,093,058	6,041,832
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	55,196	101,791
Global Allocation V.I. Fund - Class III ( MLVGA3 )	121,171,977	4,416,561
Money Market Portfolio(TM) ( CHSMM )	5,426,066	6,243,835
VIP Value Series: Service Class ( DWVVLS )	379,707	26,704
VIP Small Cap Value Series: Service Class ( DWVSVS )	22,616,910	4,589,521
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,285,343	28,616,018
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,750,224	34,892,690
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	4,156,433	5,401,576
Floating-Rate Income Fund ( ETVFR )	31,831,073	10,583,751
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	507,391	20,288
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,519,031	663,604
VA International Equity Fund ( HVIE )	3,316,241	1,552,933
VA Situs Fund ( HVSIT )	8,606,741	8,792,898
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	7,323,175	884,126
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	2,364,486	6,032,584
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	164,704	1,410
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	3,044,909	4,019,881
Balanced Portfolio: Service Shares ( JABS )	985,952	1,771,207
Enterprise Portfolio: Service Shares ( JAMGS )	114,717	705
Forty Portfolio: Service Shares ( JACAS )	52,771,346	28,613,943
Global Technology Portfolio: Service Shares ( JAGTS )	17,127,328	8,369,418
Overseas Portfolio: Service Shares ( JAIGS )	16,499,273	11,254,260
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	14,946,361	645,974
Investors Growth Stock Series - Service Class ( MIGSC )	602,669	1,688,104
New Discovery Series - Service Class ( MNDSC )	11,893,111	7,748,880
Utilities Series - Service Class ( MVUSC )	95,391	2,627
Value Series - Service Class ( MVFSC )	24,249,325	45,825,809
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	36,959,297	6,347,749
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	1,808,514	451,980
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	2,956,002	4,240,768
Emerging Markets Debt Portfolio - Class I ( MSEM )	152,584	393,909
Emerging Markets Debt Portfolio - Class II ( MSEMB )	206,967	129,489
Global Real Estate Portfolio - Class II ( VKVGR2 )	218,172	44,186
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,165	6,940
U.S. Real Estate Portfolio - Class II ( MSVREB )	52	1,339
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	187,293,937	72,388
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	21,687,304	32,571
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	8,772,566	7,202,504
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,565,593	25,832,498
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	249,015,276	78,223,014
American Funds NVIT Bond Fund - Class II ( GVABD2 )	296,409,710	85,272,929
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	31,719,598	12,989,267
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	43,302,760	17,460,707
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	266,197,617	118,391,597
Federated NVIT High Income Bond Fund - Class I ( HIBF )	110,745,485	45,825,794
NVIT Emerging Markets Fund - Class I ( GEM )	14,550,419	2,279,913
NVIT Emerging Markets Fund - Class II ( GEM2 )	66,772,934	5,298,807
NVIT International Equity Fund - Class I ( GIG )	25,080,001	1,817,809
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	13,028,107	3,076,829
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	14,245,298	12,485,879
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	6,953,973	10,065,967
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	932,380	2,262,872
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	3,604,639	46,913,066
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	20,559,427	4,740,172
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	240,086,260	34,695,101
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	195,797,694	158,799,934
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	93,906,133	78,929,396
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	167,449,864	139,290,482
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	60,009,031	43,126,246
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	83,916,878	42,334,397
NVIT Core Bond Fund - Class I ( NVCBD1 )	2,065,977	978,659
NVIT Core Bond Fund - Class II ( NVCBD2 )	12,890,180	23,833,853
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	19,224,073	6,246,639
NVIT Nationwide Fund - Class I ( TRF )	2,087,321	16,594,015
NVIT Nationwide Fund - Class II ( TRF2 )	6,191,612	39,061,438
NVIT Government Bond Fund - Class I ( GBF )	36,320,388	77,606,140
American Century NVIT Growth Fund - Class I ( CAF )	904,151	4,093,263
American Century NVIT Growth Fund -Class II ( CAF2 )	14,541,508	4,935,657

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT International Index Fund - Class II ( GVIX2 )	63,670	673
NVIT International Index Fund - Class VIII ( GVIX8 )	12,976,068	2,492,700
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	14,895,108	42,885,680
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	164,307,913	10,864,954
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	76,556,305	68,107,416
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	81,338,048	92,550,857
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	53,615,949	272,957,270
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,771,563	193,004,830
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	66,241,114	58,230,216
NVIT Mid Cap Index Fund - Class I ( MCIF )	24,495,465	12,472,954
NVIT Money Market Fund - Class I ( SAM )	205,465,313	205,124,603
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	37,489,780	3,195,103
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	16,206,746	29,358,804
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	5,105,556	538,213
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	75,181,081	8,929,904
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,949,769	2,969,087
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	13,241,467	19,448,194
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,608,539	1,509,179
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,151,768	10,366,499
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	23,473,740	25,522,273
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	21,934,034	22,881,945
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	23,223	1,106
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	82,512,861	42,801,095
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,480,908	1,831,762
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	9,326,509	5,284,410
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,024,364	7,881,194
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	8,648,258	6,902,283
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	12,099,475	10,166,093
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	10,455,152	7,771,661
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	42,385,255	16,397,654
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,816,990	15,287,282
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	41,860,896	47,377,486
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	29,879,344	42,311,469
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	34,032,543	31,726,462
Invesco NVIT Comstock Value Fund - Class I ( EIF )	237,495	12,171
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	13,865,409	23,248,420
NVIT Real Estate Fund - Class I ( NVRE1 )	20,530,547	6,486,026
NVIT Real Estate Fund - Class II ( NVRE2 )	54,377,019	10,023,152
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	1,510,531	104,550
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	158,224	1,054
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	562,981,035	639,817
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	291,195,915	3,499,750
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	348,186,867	1,393,133
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	190,703,100	345,816
NVIT Small Cap Index Fund Class II ( NVSIX2 )	15,935,902	1,091,168
NVIT S&P 500 Index Fund Class II ( GVEX2 )	120,072,862	4,600,136
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	6,754,832	779,937
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,400,451	1,525,888
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	7,764,471	342,813
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	113,050	2,371
Real Return Portfolio - Advisor Class ( PMVRA )	25,546	5,220
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	168,748	43,836
VPS Growth and Income Portfolio - Class B ( ALVGIB )	394,445	1,694,135
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	91,420	11,891
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	23,740,221	16,250,899
VP Balanced Fund - Class I ( ACVB )	5,302,391	4,219,168
VP Capital Appreciation Fund - Class I ( ACVCA )	19,231	17,098
VP Income & Growth Fund - Class I ( ACVIG )	2,178,265	3,513,904
VP Income & Growth Fund - Class II ( ACVIG2 )	599,992	1,005,910
VP Inflation Protection Fund - Class II ( ACVIP2 )	38,162,394	37,571,723
VP International Fund - Class I ( ACVI )	39,736	41,644
VP International Fund - Class III ( ACVI3 )	5,127	5,083
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,789,025	3,010,406
VP Mid Cap Value Fund - Class II ( ACVMV2 )	34,158,661	14,203,383
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	10,849,500	1,623,287
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	9,780,343	25,669,585
Appreciation Portfolio - Initial Shares ( DCAP )	2,341,114	7,066,157
Appreciation Portfolio - Service Shares ( DCAPS )	13,276,145	19,058,023
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	114,840	298,791
Growth and Income Portfolio - Initial Shares ( DGI )	608,857	2,208,999
Managed Tail Risk Fund II: Service Shares ( FCA2S )	293,705	361,928
Quality Bond Fund II - Primary Shares ( FQB )	857,666	1,681,527
Quality Bond Fund II - Service Shares ( FQBS )	2,137,470	5,931,907
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,470	79,473
Equity-Income Portfolio - Initial Class ( FEIP )	14,869,350	45,746,719
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	281,377	1,893,844
High Income Portfolio - Initial Class ( FHIP )	2,410,840	5,955,353
VIP Asset Manager Portfolio - Initial Class ( FAMP )	8,467,210	18,080,069
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	23,287,375	16,145,307
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	33,458,414	17,301,677
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,347,011	1,484,494
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	26,066,473	10,301,581
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	2,373,426	1,752,729
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	26,186,688	27,955,899
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,470,970	1,679,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	13,700,286	4,781,467
VIP Growth Portfolio - Initial Class ( FGP )	1,759,503	45,631,446
VIP Growth Portfolio - Service Class 2 ( FG2 )	71,386,354	18,601,937
VIP High Income Portfolio - Initial Class R ( FHIPR )	2,928,573	4,558,564
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	3,882,189	5,334,082
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	26,560,308	54,441,268
VIP Mid Cap Portfolio - Service Class ( FMCS )	1,836,290	5,714,257
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	18,010,797	34,008,120
VIP Overseas Portfolio - Initial Class ( FOP )	704,210	7,237,537
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,431,920	3,345,060
VIP Overseas Portfolio - Service Class 2 ( FO2 )	21,931	497,335
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	13,069,811	8,473,984
VIP Value Strategies Portfolio - Service Class ( FVSS )	326,741	2,100,044
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	78,264,321	10,364,510
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,346,290	10,137,858
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	16,699,251	30,800,240
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	284,036	23,239
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	18,138,402	2,941,165
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	71,470,096	11,444,487
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	145,857,480	3,749,749
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	34,014,386	4,862,835
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	282,004	2,461
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	914,915	418,215
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	14,057	1,782
Short Duration Bond Portfolio - I Class Shares ( AMTB )	8,602,990	38,378,700
Growth Portfolio - I Class Shares ( AMTG )	1,555	3,307
International Portfolio - S Class Shares ( AMINS )	56,410	13,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		170	1,045
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		1,369,933	1,742,138
Socially Responsive Portfolio - I Class Shares ( AMSRS )		809,208	6,862,880
International Growth Fund/VA- Service Shares ( OVIGS )		10,603,656	65,401
Capital Income Fund/VA - Non-Service Shares ( OVMS )		896,317	4,986,025
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,275,960	4,186,606
Global Securities Fund/VA - Non-Service Shares ( OVGS )		65,392,621	20,083,242
Global Securities Fund/VA - Service Class ( OVGSS )		103,045,068	5,835,631
International Growth Fund/VA - Non-Service Shares ( OVIG )		405,156	14,698
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,808,992	1,597,034
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,729,115	44,440,485
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		4,376,296	3,623,232
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		35,001,931	14,120,130
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )		944,338	3,316,181
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		471,617	370,317
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		1,937,219	2,241,067
All Asset Portfolio - Advisor Class ( PMVAAD )		12,789,917	7,818,789
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		3,066,817	10,612,151
Low Duration Portfolio - Advisor Class ( PMVLAD )		55,186,135	34,463,307
Total Return Portfolio - Advisor Class ( PMVTRD )		45,470,386	22,272,244
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )		85,442	976
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )		6,124,416	868,847
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )		908,449	837,177
VT Growth & Income Fund: Class IB ( PVGIB )		117,841	679,640
VT International Equity Fund: Class IB ( PVTIGB )		3,018	53,704
VT Voyager Fund: Class IB ( PVTVB )		622,845	696,776
VI American Franchise Fund - Series II Shares ( ACEG2 )		1,547,445	3,063,819
Diversified Stock Fund Class A Shares ( VYDS )		6,699	38,899
Small-Cap Portfolio - Investment Class ( ROCSC )		321,662	12,397
Variable Fund - Multi-Hedge Strategies ( RVARS )		12,599,698	2,286,339
Blue Chip Growth Portfolio - II ( TRBCG2 )		40,120	41,241
Equity Income Portfolio - II ( TREI2 )		65,972	65,228
Health Sciences Portfolio - II ( TRHS2 )		77,774,035	25,271,213
Limited-Term Bond Portfolio - II ( TRLT2 )		2,510	2,515
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )		20,353,223	14,266,095
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )		3,398,396	3,376,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )		4,498,507	5,205,049
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )		71,234	9,142,314
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )		5,715,509	193,337
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )		433,264	15,047
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )		2,894,400	271,819
Variable Insurance Portfolios - Asset Strategy ( WRASP )		95,844,854	12,453,790
Variable Insurance Portfolios - High Income ( WRHIP )		59,456,134	44,829,536
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		22,014,827	1,655,119
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )		40,992	150
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		890,005	433,337
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		4,524,619	1,055,665
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		8,349,436	2,683,839
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		1,037,554	701,786
Advantage VT Discovery Fund ( SVDF )		5,065	8,998
Advantage VT Opportunity Fund - Class 2 ( SVOF )		42,621	72,286
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		24,230,125	7,923,555
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		1,029	1,762
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )		4,144	3,799
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		8,453	10,981
Global Securities Fund/VA - Class 3 (obsolete) ( OVGS3 )		445,193	58,319,992
Global Securities Fund/VA - Class 4 (obsolete) ( OVGS4 )		4,476,019	92,521,258
Templeton Developing Markets Securities Fund - Class 3 (obsolete) ( FTVDM3 )		262,621	18,845,200
Templeton Foreign Securities Fund - Class 3 (obsolete) ( TIF3 )		697,051	72,805,385
Templeton Global Bond Securities Fund - Class 3 (obsolete) ( FTVGI3 )		2,438,693	131,186,697
Federated NVIT High Income Bond Fund - Class III (obsolete) ( HIBF3 )		7,711,857	96,267,783
NVIT Emerging Markets Fund - Class III (obsolete) ( GEM3 )		253,986	16,145,135
NVIT Emerging Markets Fund - Class VI (obsolete) ( GEM6 )		4,026,696	58,282,883
NVIT International Equity Fund - Class III (obsolete) ( GIG3 )		740,167	25,084,671
NVIT Multi-Manager International Growth Fund - Class III (obsolete) ( NVMIG3 )		394,691	35,249,701
NVIT Multi-Manager International Value Fund - Class III (obsolete) ( GVDIV3 )		206,523	5,212,316
NVIT Multi-Manager International Value Fund - Class VI (obsolete) ( GVDIV6 )		2,465,326	67,431,763
VP Vista(SM) Fund - Class I (obsolete) ( ACVVS1 )		296	2,664

	Total	$7,607,287,843	$4,374,095,105

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2014	0.95% to 1.05%	26,168	$19.89 to $ 19.66	$516,473	0.00%	6.56% to 6.45%
2013	0.95% to 1.05%	29,458	18.67 to 18.47	545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.40% to 0.60%	10,220	10.98 to 10.95	112,134	0.89%	4.03% to 3.82%
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2014	1.10% to 2.65%	1,392,186	11.60 to 11.12	15,847,152	0.40%	3.06% to 1.45%
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.40% to 0.60%	21,218	9.38 to 9.35	198,937	1.58%	3.16% to 2.96%
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2014	1.30%	106,861	117.92	12,601,077	1.44%	7.37%
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
High-Income Bond Fund - Class 1 (AFHY)
2014	1.30%	21,295	57.09	1,215,827	4.36%	-0.51%
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2014	0.40% to 2.75%	65,640,615	11.38 to 10.94	798,451,750	0.07%	2.50% to 0.08%
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2014	1.30%	25,113	35.65	895,197	1.33%	3.87%
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.40% to 2.85%	22,411,842	16.15 to 14.02	336,749,454	2.54%	1.52% to -0.97%
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
Money Market Portfolio(TM) (CHSMM)
2014	0.75% to 1.55%	884,847	9.75 to 9.76	8,890,073	0.01%	-0.74% to -1.54%
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
VIP Value Series: Service Class (DWVVLS)
2014	0.40% to 0.60%	47,661	13.22 to 13.18	629,639	1.24%	13.25% to 13.02%
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.40% to 2.75%	1,869,070	12.95 to 12.44	23,690,053	0.26%	5.20% to 2.71%
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.80% to 1.40%	5,106,390	41.17 to 47.01	243,861,596	1.74%	12.52% to 11.84%
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2014	0.40% to 2.80%	7,085,178	16.00 to 19.37	169,352,638	1.48%	12.65% to 9.94%
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.80% to 1.40%	1,151,261	$32.19 to $ 37.39	$45,614,538	1.06%	12.55% to 11.86%
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
Floating-Rate Income Fund (ETVFR)
2014	0.40% to 2.75%	2,099,789	10.15 to 9.81	20,901,456	3.22%	0.17% to -1.86%	****
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2014	0.40% to 0.60%	57,644	11.60 to 11.56	667,305	2.50%	29.28% to 29.02%
2013	0.40% to 0.60%	14,671	8.97 to 8.96	131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.40% to 2.85%	571,852	10.84 to 11.27	6,651,026	0.04%	3.53% to 0.98%
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2014	0.40% to 2.65%	1,319,092	11.76 to 10.69	14,796,809	2.13%	-7.06% to -9.16%
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2014	0.40% to 2.55%	2,049,869	17.47 to 15.95	34,123,200	0.51%	-2.46% to -4.56%
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2014	0.40% to 2.75%	984,626	13.30 to 12.48	12,646,474	0.00%	3.75% to 1.30%
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.75% to 2.75%	1,552,810	14.17 to 13.42	21,539,179	0.00%	6.88% to 4.73%
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.40% to 0.60%	20,089	10.46 to 10.42	209,848	0.00%	5.49% to 5.28%
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.80% to 1.40%	629,150	26.96 to 25.28	16,042,419	0.79%	14.19% to 13.50%
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
Balanced Portfolio: Service Shares (JABS)
2014	0.95% to 2.20%	481,380	23.08 to 21.63	11,224,356	1.50%	7.21% to 5.86%
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
Enterprise Portfolio: Service Shares (JAMGS)
2014	0.40% to 0.60%	9,705	13.64 to 13.59	132,135	0.02%	11.79% to 11.57%
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Forty Portfolio: Service Shares (JACAS)
2014	0.40% to 2.80%	6,633,166	14.32 to 23.70	149,619,507	0.03%	8.03% to 5.43%
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.40% to 2.75%	3,355,733	13.79 to 13.81	36,917,587	0.00%	8.91% to 6.34%
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.75% to 2.80%	3,311,550	$9.86 to $ 23.77	$63,697,356	5.76%	-12.76% to -14.56%
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.40% to 2.85%	1,378,884	9.41 to 9.35	12,697,617	4.80%	-5.02% to -6.46%	****
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	0.95% to 2.55%	315,243	21.12 to 21.19	7,570,883	0.28%	10.06% to 8.28%
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
New Discovery Series - Service Class (MNDSC)
2014	0.40% to 2.65%	1,676,490	13.34 to 12.55	21,619,518	0.00%	-7.86% to -9.95%
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2014	0.40% to 0.60%	9,548	11.82 to 11.78	112,560	2.41%	12.02% to 11.79%
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****
Value Series - Service Class (MVFSC)
2014	0.40% to 3.05%	14,263,480	15.88 to 21.53	384,539,770	1.32%	9.76% to 6.84%
2013	0.40% to 3.05%	15,568,092	14.46 to 20.15	386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.40% to 2.80%	11,397,673	15.64 to 13.96	168,757,596	1.84%	0.73% to -1.70%
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.80% to 1.40%	197,375	13.54 to 12.85	2,562,783	2.72%	6.99% to 6.35%
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	0.95% to 2.55%	1,156,982	13.98 to 11.48	15,005,462	3.00%	6.54% to 4.82%
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.80% to 1.40%	85,072	28.61 to 25.73	2,214,822	5.47%	2.10% to 1.49%
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.40% to 2.05%	44,687	9.31 to 20.82	815,841	5.10%	2.48% to 0.78%
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.40% to 2.55%	25,692	10.43 to 10.41	275,172	0.77%	13.40% to 10.95%
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2014	0.40% to 2.85%	18,774,801	$9.99 to $ 9.87	$186,508,714	2.13%	-0.13% to -1.28%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2014	1.15% to 2.75%	2,143,787	10.15 to 10.07	21,714,913	2.24%	1.48% to 0.71%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.80% to 1.40%	2,467,526	23.45 to 22.66	56,170,444	1.99%	12.21% to 11.54%
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	0.40% to 2.85%	7,970,170	23.74 to 20.62	177,443,963	1.84%	12.50% to 9.73%
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.40% to 3.10%	366,259,790	20.04 to 12.52	5,277,274,067	0.96%	4.57% to 1.74%
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.40% to 3.10%	152,420,112	11.78 to 10.04	1,761,545,398	1.28%	4.56% to 1.72%
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.40% to 2.85%	14,633,884	13.94 to 13.54	221,909,548	0.73%	1.43% to -1.07%
2013	0.40% to 2.95%	13,261,501	13.74 to 13.58	200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.40% to 2.85%	25,379,860	14.39 to 12.95	367,777,799	0.46%	7.63% to 4.99%
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.40% to 3.10%	152,683,209	15.20 to 11.71	2,022,271,032	0.81%	9.79% to 6.81%
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.40% to 2.75%	3,331,749	9.91 to 16.04	66,619,379	5.02%	-0.94% to -0.27%	****
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.40% to 1.40%	578,521	9.35 to 20.95	12,154,794	1.23%	-5.88% to -6.83%
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
NVIT Emerging Markets Fund - Class II (GEM2)
2014	0.75% to 2.80%	2,054,838	9.68 to 24.80	59,811,178	1.26%	-3.23% to -8.37%	****
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
NVIT International Equity Fund - Class I (GIG)
2014	0.40% to 1.40%	1,638,422	11.13 to 13.55	22,381,242	2.55%	-0.85% to -1.84%
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.40% to 2.75%	4,306,729	$9.86 to $8.10	$37,716,834	3.65%	-1.12% to -3.45%
2013	0.40% to 2.75%	3,288,584	9.97 to 8.39	29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to - 12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.80% to 1.40%	6,161,181	13.76 to 13.22	81,826,962	0.87%	5.75% to 5.11%
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2014	0.40% to 2.65%	2,346,283	13.85 to 12.01	30,361,971	0.75%	6.13% to 3.74%
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.80% to 1.40%	175,685	15.77 to 15.15	2,677,715	0.81%	9.72% to 9.05%
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.40% to 3.05%	10,053,530	16.89 to 13.44	149,785,781	0.79%	10.07% to 7.14%
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.75% to 2.75%	4,780,265	20.97 to 11.64	59,819,242	2.25%	3.71% to 1.62%
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.40% to 3.10%	170,119,173	14.19 to 11.23	2,131,595,271	2.37%	3.88% to 1.06%
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.40% to 3.00%	230,201,524	14.78 to 11.52	2,934,450,319	2.44%	4.28% to 1.56%
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.65% to 2.85%	62,574,511	13.43 to 10.77	737,227,944	2.19%	2.66% to 0.39%
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.40% to 3.40%	229,287,740	14.48 to 11.11	2,900,569,131	2.39%	4.15% to 1.01%
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.75% to 3.05%	31,438,275	14.55 to 11.42	397,258,417	2.42%	3.78% to 1.37%
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.40% to 2.95%	69,676,994	$13.84 to $11.18	$859,787,324	2.36%	3.67% to 1.01%
2013	0.40% to 2.95%	68,643,015	13.35 to 11.07	826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.80% to 1.40%	271,564	12.99 to 12.48	3,406,018	3.45%	4.21% to 3.58%
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
NVIT Core Bond Fund - Class II (NVCBD2)
2014	0.40% to 3.05%	8,368,425	13.31 to 10.95	101,507,614	2.38%	4.26% to 1.49%
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.40% to 2.70%	4,904,620	14.50 to 12.15	64,579,296	2.30%	4.46% to 2.05%
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
NVIT Nationwide Fund - Class I (TRF)
2014	0.80% to 1.40%	1,636,013	33.40 to 36.29	135,171,460	1.15%	11.25% to 10.58%
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
NVIT Nationwide Fund - Class II (TRF2)
2014	0.40% to 3.05%	6,491,200	14.04 to 16.86	140,987,217	0.87%	11.37% to 8.41%
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
NVIT Government Bond Fund - Class I (GBF)
2014	0.40% to 3.05%	16,944,271	12.41 to 10.63	271,504,303	1.93%	4.15% to 1.38%
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.40% to 1.40%	1,270,746	13.20 to 26.25	36,871,450	0.35%	10.88% to 9.77%
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.40% to 2.75%	3,719,227	14.76 to 13.52	52,518,246	0.49%	10.60% to 7.99%
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2014	0.40%	5,529	10.39	57,426	3.50%	-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2014	0.65% to 2.65%	4,101,560	8.92 to 8.73	39,378,317	3.12%	-6.80% to -8.67%
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.40% to 3.05%	9,151,603	21.56 to 18.63	212,106,942	1.59%	4.57% to 1.78%
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.40% to 2.95%	79,083,321	$16.36 to $14.12	$1,215,729,285	1.79%	4.17% to 1.50%
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.40% to 3.00%	84,721,057	18.69 to 16.08	1,487,768,339	1.71%	4.79% to 2.06%
2013	0.40% to 3.00%	85,633,495	17.83 to 15.76	1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.60% to 2.75%	47,834,340	13.07 to 11.87	667,796,025	1.80%	3.27% to 1.03%
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.40% to 3.00%	143,660,270	13.62 to 15.35	2,678,450,645	1.66%	4.76% to 2.03%
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.40% to 3.05%	46,994,555	13.65 to 17.27	1,026,988,892	1.61%	4.54% to 1.76%
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.40% to 3.00%	52,322,609	13.27 to 13.51	858,154,256	1.80%	4.32% to 1.60%
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.40% to 2.75%	4,963,956	18.66 to 26.71	152,227,565	1.10%	8.98% to 6.41%
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
NVIT Money Market Fund - Class I (SAM)
2014	0.40% to 2.90%	52,507,000	9.93 to 8.20	618,897,252	0.00%	-0.40% to -2.90%
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.80% to 1.40%	3,252,855	9.74 to 9.70	31,573,613	1.05%	-2.58% to -2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.40% to 3.05%	13,009,367	12.25 to 9.62	138,699,946	2.12%	-1.75% to -4.36%
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.80% to 1.40%	451,831	9.06 to 9.02	4,077,594	1.77%	-9.42% to -9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.40% to 2.85%	3,915,281	9.07 to 13.14	59,443,203	2.68%	-9.34% to -12.25%	****
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.80% to 1.40%	708,684	15.20 to 14.60	10,408,893	0.47%	9.55% to 8.89%
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.40% to 3.05%	8,723,839	$15.50 to $ 12.85	$124,086,141	0.24%	9.71% to 6.79%
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.80% to 1.40%	296,761	16.82 to 16.35	4,868,741	1.21%	9.63% to 8.97%
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.40% to 2.75%	5,883,975	15.50 to 12.45	79,361,366	1.09%	9.80% to 7.21%
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.80% to 1.40%	12,805,808	15.26 to 14.66	188,821,261	0.00%	3.20% to 2.58%
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.40% to 3.05%	8,653,958	15.10 to 12.87	123,447,811	0.00%	3.31% to 0.56%
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.40%	1,719	13.85	23,808	1.99%	16.68%
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.65% to 3.05%	18,226,226	18.22 to 15.48	315,118,479	1.36%	16.26% to 13.45%
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.80% to 1.40%	608,105	11.46 to 10.49	6,466,067	0.00%	1.99% to 1.37%
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	0.40% to 2.80%	1,159,126	14.41 to 17.52	25,535,194	0.00%	2.13% to -0.33%
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.40% to 1.40%	1,020,116	13.34 to 34.85	35,935,394	0.51%	6.59% to 5.52%
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.40% to 2.75%	1,133,233	18.92 to 25.82	37,480,517	0.29%	6.34% to 3.83%
2013	0.40% to 2.70%	1,171,234	17.80 to 28.23	36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.40% to 1.40%	1,418,968	12.98 to 53.60	75,492,828	0.16%	0.41% to -0.60%
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.40% to 2.65%	1,594,729	$16.24 to $ 26.00	$47,011,896	0.00%	0.15% to -2.11%
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.40% to 2.80%	13,686,203	13.35 to 12.62	213,806,609	3.24%	3.47% to 0.97%
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.40% to 2.80%	11,240,208	11.23 to 9.52	116,324,594	1.04%	0.09% to -2.32%
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.80% to 1.40%	16,100,387	23.43 to 22.64	366,069,572	0.71%	7.93% to 7.28%
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	0.40% to 2.80%	10,506,727	23.63 to 20.58	233,232,813	0.45%	8.13% to 5.52%
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.40% to 3.05%	15,012,122	15.65 to 13.43	220,101,327	3.59%	-8.51% to -10.95%
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.40% to 0.60%	34,050	13.03 to 12.99	443,482	2.30%	8.73% to 8.51%
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2014	0.40% to 3.05%	7,305,999	15.96 to 19.06	180,247,716	1.28%	8.49% to 5.60%
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.80% to 1.40%	4,693,279	14.93 to 14.34	67,636,763	2.95%	27.85% to 27.08%
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.40% to 2.85%	8,086,103	30.43 to 12.75	112,777,865	3.07%	28.09% to 24.94%
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.40% to 1.80%	125,679	11.38 to 11.11	1,401,443	3.20%	1.45% to 0.03%
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	1.60% to 1.80%	13,188	11.48 to 11.45	151,431	1.86%	1.48% to 1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	0.40% to 2.75%	69,392,456	11.10 to 10.66	755,595,648	3.76%	0.61% to -1.76%
2013	0.40% to 2.30%	20,316,134	11.03 to 10.89	222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	0.40% to 2.85%	34,616,610	11.09 to 10.64	376,761,705	3.64%	1.85% to -0.65%
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	0.40% to 2.50%	43,498,040	$10.96 to $ 10.58	$467,813,783	1.87%	1.33% to -0.81%
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.40% to 2.85%	24,393,200	10.94 to 10.50	262,077,939	2.20%	2.05% to -0.46%
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.40% to 2.80%	1,861,847	13.17 to 12.64	24,010,339	1.25%	4.13% to 1.62%
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.40% to 2.85%	12,997,434	13.26 to 12.72	168,655,614	2.77%	12.62% to 9.85%
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2014	1.30% to 2.55%	1,045,776	10.91 to 10.62	11,316,209	1.13%	1.36% to 0.07%
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2014	1.30% to 2.50%	650,405	11.67 to 11.37	7,507,452	1.02%	-0.43% to -1.64%
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2014	1.15% to 2.85%	835,495	11.54 to 10.39	9,509,888	1.41%	1.32% to -0.42%
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2014	0.40% to 0.60%	10,527	10.82 to 10.78	113,773	1.56%	10.71% to 10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2014	0.40%	5,579	9.19	51,261	1.15%	2.58%
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.40%	41,081	12.75	523,746	2.22%	6.68%
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	0.95% to 2.25%	261,769	20.91 to 22.23	6,282,093	1.08%	8.25% to 6.83%
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.40% to 0.60%	18,476	13.40 to 13.35	247,443	0.75%	8.76% to 8.54%
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.40% to 2.85%	2,879,983	18.75 to 27.23	97,393,192	0.46%	8.51% to 5.84%
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
VP Balanced Fund - Class I (ACVB)
2014	0.80% to 1.40%	1,071,298	30.46 to 31.65	36,439,627	1.53%	8.97% to 8.32%
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.80% to 1.40%	888,260	21.24 to 19.20	17,283,590	2.02%	11.60% to 10.93%
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
VP Income & Growth Fund - Class II (ACVIG2)
2014	0.95% to 2.40%	223,567	21.71 to 21.93	5,305,520	1.77%	11.26% to 9.64%
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.40% to 2.80%	18,201,387	$12.58 to $ 11.61	$246,972,854	1.30%	2.89% to 0.41%
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.40% to 1.40%	517,561	13.47 to 19.78	10,187,275	1.18%	15.96% to 14.79%
2013	0.40% to 1.40%	559,245	11.62 to 17.23	9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	0.40% to 2.85%	5,721,471	20.59 to 20.35	131,436,311	1.02%	15.77% to 12.93%
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	0.40% to 2.75%	882,717	10.96 to 10.78	9,590,077	0.00%	9.56% to 7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.40% to 3.05%	3,031,376	19.24 to 26.19	92,837,743	0.62%	4.70% to 1.92%
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.80% to 1.40%	1,396,574	25.25 to 22.71	32,171,783	1.81%	7.23% to 6.58%
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
Appreciation Portfolio - Service Shares (DCAPS)
2014	0.40% to 2.75%	5,545,660	15.48 to 17.81	119,292,371	1.60%	7.40% to 4.86%
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2014	0.95% to 2.25%	58,484	16.52 to 18.22	1,155,794	0.00%	0.36% to -0.96%
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
Growth and Income Portfolio - Initial Shares (DGI)
2014	0.80% to 1.40%	686,816	24.39 to 21.86	15,222,758	0.77%	9.19% to 8.53%
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	0.95% to 2.25%	58,869	14.62 to 14.86	957,834	1.85%	-2.27% to -3.55%
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.80% to 1.40%	547,230	16.74 to 15.50	8,560,284	3.72%	2.96% to 2.34%
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
Quality Bond Fund II - Service Shares (FQBS)
2014	0.95% to 2.45%	1,947,824	14.75 to 12.34	27,031,892	3.60%	2.53% to 0.98%
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.80% to 1.40%	5,488,782	$36.50 to $ 43.45	$348,405,495	2.74%	7.85% to 7.20%
2013	0.80% to 1.40%	6,152,207	33.84 to 40.53	363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	1.10% to 2.35%	247,059	32.69 to 28.10	7,757,929	0.74%	5.34% to 4.01%
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
High Income Portfolio - Initial Class (FHIP)
2014	0.80% to 1.40%	1,237,260	21.97 to 22.57	40,224,920	5.41%	0.35% to -0.26%
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.80% to 1.40%	2,990,233	30.44 to 28.43	127,946,744	1.44%	4.99% to 4.35%
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.40% to 2.80%	4,822,302	16.27 to 15.04	80,742,354	0.69%	-13.11% to -15.21%
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	0.40% to 2.80%	12,097,661	14.15 to 18.14	271,851,252	2.75%	8.05% to 5.44%
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.80% to 1.40%	408,253	14.85 to 14.09	5,797,136	1.51%	3.51% to 2.89%
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.10% to 2.65%	13,432,500	15.77 to 13.54	203,616,057	1.44%	3.06% to 1.45%
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.80% to 1.40%	854,239	14.71 to 13.96	12,027,623	1.60%	3.83% to 3.20%
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.10% to 2.70%	30,591,200	16.35 to 13.97	482,318,111	1.42%	3.44% to 1.77%
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.80% to 1.40%	751,039	14.92 to 14.16	10,723,551	1.45%	4.02% to 3.39%
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.10% to 2.75%	2,999,411	$17.06 to $ 14.50	$48,507,447	1.49%	3.59% to 1.86%
2013	1.10% to 2.60%	2,483,236	16.47 to 14.43	39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
VIP Growth Portfolio - Initial Class (FGP)
2014	0.80% to 1.40%	4,557,714	33.32 to 41.44	377,412,725	0.18%	10.41% to 9.74%
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	0.40% to 2.85%	9,433,261	14.59 to 19.00	224,047,429	0.00%	10.57% to 7.85%
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.80% to 1.40%	1,207,106	14.59 to 13.92	16,905,415	5.42%	0.37% to -0.24%
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.80% to 1.40%	1,212,588	15.25 to 14.21	17,391,597	2.10%	4.91% to 4.27%
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2014	0.40% to 3.05%	25,450,183	13.51 to 11.47	357,562,721	1.91%	5.20% to 2.40%
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.80% to 1.40%	1,445,012	17.28 to 16.40	23,883,198	0.15%	5.35% to 4.71%
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	0.40% to 2.85%	7,982,432	15.99 to 30.57	287,027,074	0.02%	5.61% to 3.01%
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.80% to 1.40%	1,559,134	24.08 to 23.32	45,698,046	1.27%	-8.81% to -9.36%
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	0.80% to 1.40%	1,359,984	18.26 to 16.91	23,251,418	1.30%	-8.83% to -9.38%
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	1.15% to 2.25%	73,649	22.98 to 20.12	1,645,886	1.00%	-9.35% to -10.36%
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.40% to 2.85%	5,519,852	$9.51 to $ 12.69	$79,903,490	1.16%	-8.68% to -10.92%
2013	0.40% to 2.80%	5,200,723	10.41 to 14.32	83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.80% to 1.40%	253,492	24.06 to 22.28	5,708,953	0.82%	5.84% to 5.20%
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.40% to 2.85%	17,836,972	19.65 to 13.38	267,043,861	4.88%	4.20% to 1.63%
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	0.95% to 2.65%	2,031,340	22.32 to 21.93	51,130,465	1.32%	7.69% to 5.84%
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.40% to 3.05%	3,991,805	17.95 to 24.73	126,677,957	0.61%	0.17% to -2.50%
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.40% to 0.60%	44,952	12.10 to 12.06	543,337	2.39%	5.29% to 5.07%
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.80% to 2.65%	1,514,448	9.38 to 9.26	14,138,286	1.56%	-6.21% to -7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.75% to 2.80%	2,504,890	8.69 to 17.81	54,170,708	2.75%	-13.09% to -13.62%	****
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.40% to 2.85%	14,019,187	9.95 to 9.89	136,868,159	7.06%	1.43% to -1.08%	****
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.40% to 2.75%	7,315,810	20.15 to 11.47	90,348,947	2.69%	2.44% to 0.02%
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2014	0.40% to 0.60%	27,378	10.14 to 10.10	277,202	5.99%	1.45% to 1.25%
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2014	0.40% to 0.60%	57,693	10.19 to 10.15	587,183	3.84%	-0.42% to -0.62%
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2014	0.40% to 0.60%	1,553	13.21 to 13.17	20,519	0.62%	6.26% to 6.05%
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.40% to 2.95%	10,327,433	10.63 to 8.72	119,826,653	1.57%	0.21% to -2.36%
2013	0.40% to 2.95%	13,156,674	10.61 to 8.93	150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2014	1.50% to 2.00%	3,270	$13.46 to $ 12.82	$43,160	0.21%	-4.73% to -5.21%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.80% to 2.50%	186,362	13.29 to 17.89	3,694,111	0.00%	2.64% to 0.88%
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.80% to 2.65%	1,041,973	21.82 to 21.40	25,709,625	0.36%	9.50% to 7.46%
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
International Growth Fund/VA-Service Shares (OVIGS)
2014	1.10% to 2.55%	1,107,744	9.05 to 8.96	9,982,341	0.24%	-9.54% to -10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	0.80% to 1.40%	1,097,053	24.74 to 25.17	34,056,066	2.05%	7.33% to 6.68%
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	0.80% to 1.40%	1,314,492	16.05 to 15.61	26,398,467	5.25%	6.41% to 5.76%
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.40% to 1.40%	2,845,391	11.74 to 51.50	155,455,199	1.23%	1.88% to 0.86%
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.75% to 2.75%	3,464,478	10.14 to 24.02	100,955,252	1.18%	1.42% to -0.75%	****
2013	0.95% to 2.25%	244,473	24.50 to 27.33	7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.40% to 0.60%	76,193	10.67 to 10.64	811,521	1.18%	-7.59% to -7.78%
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.40% to 1.40%	925,786	13.33 to 14.82	13,839,721	0.81%	10.26% to 9.15%
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	0.40% to 3.05%	9,304,134	15.59 to 18.01	214,327,255	0.58%	9.96% to 7.03%
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.80% to 1.40%	484,310	17.83 to 16.92	8,257,676	0.92%	11.04% to 10.37%
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	0.40% to 2.80%	2,686,320	$19.50 to $ 27.67	$92,701,568	0.63%	11.21% to 8.53%
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.80% to 1.40%	1,096,038	9.31 to 8.52	9,459,072	0.00%	4.94% to 4.30%
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.80% to 1.40%	131,093	10.27 to 10.14	1,331,560	4.53%	2.02% to 1.40%
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	0.85% to 2.75%	911,480	10.20 to 9.78	9,167,050	3.90%	1.62% to -0.33%
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.40% to 2.60%	4,859,868	9.71 to 10.05	50,089,678	5.16%	0.05% to -2.16%
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.40% to 2.75%	1,884,511	12.54 to 10.95	22,098,472	2.00%	-0.10% to -2.46%
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.40% to 3.05%	35,370,950	12.19 to 10.47	404,377,325	1.04%	0.35% to -2.32%
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.40% to 2.85%	28,020,955	11.11 to 10.14	298,250,943	2.12%	3.75% to 1.20%
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.40% to 0.60%	11,020	7.25 to 7.22	79,854	0.33%	-18.95% to -19.11%
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.40% to 2.50%	525,844	9.30 to 8.98	4,790,708	5.27%	1.00% to -1.13%
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.40% to 0.60%	6,985	10.40 to 10.37	72,550	4.92%	2.82% to 2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.05% to 2.45%	120,962	19.76 to 18.40	2,483,981	1.36%	9.57% to 8.02%
2013	1.05% to 2.30%	149,244	18.03 to 17.32	2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
VT International Equity Fund: Class IB (PVTIGB)
2014	1.15% to 2.05%	14,651	18.75 to 16.85	262,993	0.95%	-7.85% to -8.69%
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
VT Voyager Fund: Class IB (PVTVB)
2014	0.95% to 2.25%	96,479	22.03 to 20.71	2,194,180	0.80%	8.68% to 7.25%
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.80% to 2.50%	435,498	$14.40 to $ 13.75	$6,154,539	0.00%	7.30% to 5.46%
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2014	1.15% to 1.55%	23,756	21.25 to 20.29	497,599	0.89%	8.93% to 8.49%
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
Small-Cap Portfolio - Investment Class (ROCSC)
2014	0.40% to 0.60%	27,191	12.98 to 12.94	352,960	0.22%	2.83% to 2.62%
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.40% to 2.55%	1,396,728	10.39 to 10.02	14,238,125	0.00%	4.24% to 1.99%
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Health Sciences Portfolio - II (TRHS2)
2014	0.40% to 2.85%	7,927,446	29.82 to 26.55	223,976,343	0.00%	30.70% to 27.49%
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
VIP Trust - Global Hard Assets Fund-Service Class (VWHAS)
2014	0.40% to 2.75%	3,558,339	9.16 to 8.03	29,517,875	0.00%	-19.67% to -21.57%
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.80% to 1.40%	435,528	20.11 to 20.33	10,362,989	5.18%	1.37% to 0.75%
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.80% to 1.40%	937,328	28.40 to 25.45	24,198,355	0.53%	-1.21% to -1.81%
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.75% to 2.75%	1,659,729	8.61 to 8.15	34,873,233	0.10%	-19.71% to -21.33%
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2014	0.40% to 0.60%	637,519	11.21 to 11.18	7,144,816	1.73%	3.49% to 3.28%
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2014	0.40% to 0.60%	110,570	10.91 to 10.88	1,205,387	0.77%	2.65% to 2.44%
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2014	0.40% to 0.60%	449,506	11.11 to 11.08	4,992,354	0.81%	3.34% to 3.13%
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.40% to 2.85%	16,864,654	16.66 to 14.47	261,526,326	0.47%	-5.64% to -7.97%
2013	0.40% to 2.80%	13,405,643	17.66 to 15.76	223,555,413	1.21%	24.63% to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.40% to 2.80%	7,890,294	10.55 to 11.39	92,712,517	5.10%	1.50% to -0.95%
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.40% to 2.85%	4,185,462	14.08 to 13.18	57,044,940	0.00%	7.44% to 4.80%
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.40% to 0.60%	3,358	12.26 to 12.22	41,162	0.12%	4.44% to 4.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	0.40% to 0.60%	234,969	$13.67 to $ 13.53	$3,211,436	1.09%	2.98% to 2.77%
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	0.40% to 0.60%	2,132,566	15.03 to 14.87	32,040,936	1.03%	3.82% to 3.61%
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.40% to 0.60%	3,277,315	15.68 to 15.52	51,389,608	1.04%	4.20% to 3.99%
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	0.40% to 0.60%	526,562	14.40 to 14.25	7,582,097	0.98%	3.46% to 3.26%
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.40% to 2.75%	2,922,620	24.82 to 20.55	67,222,496	0.00%	-2.27% to -4.58%
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014	1.10%	631	11.53	7,278	0.35%	3.31%
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2014	1.15% to 1.25%	21,348	14.61 to 14.46	309,073	1.36%	4.37% to 4.27%
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2014	1.15% to 1.75%	2,235	19.91 to 19.38	43,856	0.00%	2.67% to 2.05%
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Global Securities Fund/VA - Class 3 (obsolete)(OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80% to 2.65%	1,142,861	$11.79 to $ 15.15	$19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40% to 2.80%	5,533,991	8.79 to 10.76	66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	$11.25 to $ 11.18	$2,195,392	0.10%	11.33% to 10.66%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%

2014	Reserves for annuity contracts in payout phase:			9,682,634
2014	Contract owners equity:			$45,160,288,424
2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.